UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22235

AQR Funds

(Exact name of registrant as specified in charter)

Two Greenwich Plaza, 3rd Floor	Greenwich, CT 06830
(Address of chief executive offices)	(Zip code)

Bradley D. Asness, Esq.

Chief Legal Officer

Two Greenwich Plaza

3rd Floor Greenwich

Greenwich, CT 06830

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-290-2688

Date of fiscal year end: December 31

Date of reporting period: March 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

Schedule of Investments

AQR GLOBAL EQUITY FUND

March 31, 2010 (Unaudited)

	SHARES	VALUE (Note 3)
COMMON STOCKS—89.1%
Australia—3.5%
Amcor Ltd.	42,190	$247,248
AMP Ltd.	70,499	404,511
Ansell Ltd.	5,261	58,500
ASX Ltd.	2,722	84,672
Australia & New Zealand Banking Group Ltd.	54,362	1,263,505
AXA Asia Pacific Holdings Ltd.	16,242	94,036
Beach Energy Ltd.	105,110	71,403
BHP Billiton Ltd.	46,941	1,882,884
Boral Ltd.	35,044	180,154
Brambles Ltd.	13,475	90,897
Caltex Australia Ltd.	17,950	185,966
Centennial Coal Co., Ltd.	23,625	92,208
CFS Retail Property Trust REIT	36,456	62,650
Challenger Financial Services Group Ltd.	91,659	352,607
Commonwealth Bank of Australia	25,458	1,312,946
Computershare Ltd.	7,001	80,331
Consolidated Media Holdings Ltd.	16,656	48,085
Dexus Property Group REIT	74,910	55,610
Downer EDI Ltd.	5,416	37,497
Energy Resources of Australia Ltd.	1,843	31,958
Flight Centre Ltd.	2,340	44,975
Foster’s Group Ltd.	25,409	123,183
Goodman Group REIT	93,620	56,106
GPT Group REIT	85,389	45,022
Intoll Group	10,420	10,676
MAP Group	74,954	212,282
Metcash Ltd.	10,339	39,243
Mirvac Group REIT	28,414	38,390
National Australia Bank Ltd.	46,693	1,178,114
Newcrest Mining Ltd.	6,734	203,029
Orica Ltd.	13,039	320,040
Origin Energy Ltd.	15,399	233,737
QBE Insurance Group Ltd.	19,077	364,180
Ramsay Health Care Ltd.	7,272	92,761
Rio Tinto Ltd.	7,615	547,038
Santos Ltd.	1,024	13,782
Sigma Pharmaceuticals Ltd. (a) (1)	98,785	42,152
SP Ausnet	13,407	11,122
Spark Infrastructure Group	12,831	14,171
Stockland REIT	33,079	120,840
Suncorp-Metway Ltd.	27,525	215,416
TABCORP Holdings Ltd.	77,485	489,995
Tatts Group Ltd.	124,265	280,322
Telstra Corp., Ltd.	112,993	309,820
Toll Holdings Ltd.	12,388	84,241
Transurban Group	12,036	55,741
Wesfarmers Ltd.	17,676	515,056
West Australian Newspapers Holdings Ltd.	4,135	30,062
Westfield Group REIT	32,674	361,050
Westpac Banking Corp.	34,732	886,085

		13,576,299

Belgium—0.2%
Bekaert NV	274	49,183
Delhaize Group	4,227	339,260
Solvay SA	2,665	273,577

		662,020

See notes to schedule of investments.

Schedule of Investments

AQR GLOBAL EQUITY FUND

March 31, 2010 (Unaudited)

	SHARES	VALUE (Note 3)
Canada—4.5% (1)
ACE Aviation Holdings, Inc. Class A †	1,611	$13,356
AGF Management Ltd. Class B	19,018	337,798
Alimentation Couche-Tard, Inc. Class B	12,229	222,871
ARC Energy Trust	2,100	42,387
ATCO Ltd. Class I	4,249	213,151
Bank of Montreal	15,680	951,777
Bank of Nova Scotia	13,799	691,275
Barrick Gold Corp.	19,305	740,724
BCE, Inc.	12,509	367,640
Biovail Corp.	2,874	48,077
Bombardier, Inc. Class B	106,891	655,670
Brookfield Asset Management, Inc. Class A	5,902	150,216
Brookfield Properties Corp.	2,845	43,838
Canadian Natural Resources Ltd.	8,352	618,146
Canadian Oil Sands Trust	4,234	126,939
Canadian Pacific Railway Ltd.	6,800	383,234
Canadian Tire Corp., Ltd. Class A	3,788	206,771
Celestica, Inc. †	40,011	437,279
CGI Group, Inc. Class A†	15,100	225,983
Empire Co., Ltd. Class A	2,152	111,621
EnCana Corp.	27,591	858,441
Enerplus Resources Fund	2,951	69,936
Ensign Energy Services, Inc.	17,485	253,069
Fairfax Financial Holdings Ltd.	100	37,602
Finning International, Inc.	2,300	41,668
First Quantum Minerals Ltd.	1,007	82,858
Goldcorp, Inc.	4,088	152,749
Great-West Lifeco, Inc.	3,145	90,295
Groupe Aeroplan, Inc.	27,239	285,625
Industrial Alliance Insurance and Financial Services, Inc.	9,270	319,451
Inmet Mining Corp.	6,780	393,923
Ivanhoe Mines Ltd. †	3,985	69,644
Laurentian Bank of Canada	3,737	158,620
Magna International, Inc. Class A	11,467	709,596
Manulife Financial Corp.	29,800	587,990
Methanex Corp.	19,797	479,502
National Bank of Canada	8,914	542,748
Nexen, Inc.	14,800	366,193
Onex Corp.	1,982	56,378
Penn West Energy Trust	7,308	154,773
Peyto Energy Trust	2,715	36,114
Power Corp. of Canada	4,746	143,270
Research In Motion Ltd. †	1,840	136,326
Royal Bank of Canada	15,124	885,118
Russel Metals, Inc.	2,000	39,837
Sun Life Financial, Inc.	8,644	278,048
Suncor Energy, Inc.	14,282	464,466
Talisman Energy, Inc.	36,566	625,364
Teck Resources Ltd. Class B †	16,993	740,354
Telus Corp.	13,104	487,699
Telus Corp. Non-Voting Shares	1,007	36,031
Toronto-Dominion Bank	11,212	835,670
Trican Well Service Ltd.	5,900	76,331
Yamana Gold, Inc.	12,895	127,598

		17,212,040

See notes to schedule of investments.

Schedule of Investments

AQR GLOBAL EQUITY FUND

March 31, 2010 (Unaudited)

	SHARES	VALUE (Note 3)
China—0.0% (b)
Foxconn International Holdings Ltd. †	32,101	$33,800
Sands China Ltd. (1)	31,600	50,223
Yangzijiang Shipbuilding Holdings Ltd.	24,404	20,202

		104,225

Denmark—0.4%
Carlsberg A/S Class B	4,135	346,659
Coloplast A/S Class B	762	83,856
Danske Bank A/S †	24,676	605,478
Novo Nordisk A/S Class B	7,756	598,727

		1,634,720

Finland—0.3%
Elisa Oyj †	2,276	46,910
Fortum Oyj	6,894	168,722
Metso Corp.	9,341	301,478
Sampo Oyj A Shares	11,333	300,445
UPM-Kymmene Oyj	36,872	488,925

		1,306,480

France—4.1%
Alstom SA	2,334	145,324
Atos Origin SA †	6,475	325,226
BNP Paribas	17,135	1,313,346
Bourbon SA	149	6,430
Bouygues SA	11,963	600,211
Christian Dior SA	5,331	568,290
CNP Assurances	5,892	556,041
Compagnie Generale des Etablissements Michelin Class B	10,390	765,216
Compagnie de Saint-Gobain	4,598	220,814
France Telecom SA	13,904	333,040
GDF Suez	9,351	361,482
Klepierre	1,740	68,175
Lagardere SCA	5,353	216,382
LVMH Moet Hennessy Louis Vuitton SA	4,361	509,459
Metropole Television SA	9,371	241,895
Natixis †	33,947	181,982
PSA Peugeot Citrogen †	4,635	136,167
PPR	7,044	936,471
Sanofi-Aventis	21,068	1,572,279
Schneider Electric SA	5,632	657,988
SCOR SE	7,665	193,860
Societe BIC SA	3,131	239,947
Societe Generale	9,612	603,249
Technip SA	7,712	626,015
Total SA	45,113	2,618,280
Unibail-Rodamco SE REIT	1,690	342,141
Vallourec SA	1,278	257,890
Vivendi	38,639	1,033,234

		15,630,834

Germany—3.6%
Allianz SE	8,028	1,004,766
BASF SE	17,430	1,078,882
Bayer AG	10,266	693,675
Daimler AG	12,534	589,111
Deutsche Bank AG	16,076	1,234,057

See notes to schedule of investments.

Schedule of Investments

AQR GLOBAL EQUITY FUND

March 31, 2010 (Unaudited)

	SHARES	VALUE (Note 3)
Germany—3.6% (continued)
Deutsche Boerse AG	2,471	$182,825
Deutsche Lufthansa AG	33,992	563,405
Deutsche Post AG	47,114	816,005
E.ON AG	22,278	823,636
GEA Group AG	11,469	265,677
Hannover Rueckversicherung AG †	27,534	1,357,598
Infineon Technologies AG †	65,328	452,428
Metro AG	3,118	184,986
MTU Aero Engines Holding AG	8,445	491,221
Muenchener Rueckversicherungs-Gesellschaft AG	4,693	761,287
RWE AG	8,764	777,477
Salzgitter AG	5,925	548,988
SAP AG	4,733	229,144
Siemens AG	11,470	1,146,054
ThyssenKrupp AG	10,974	376,301
Volkswagen AG	1,158	111,918

		13,689,441

Hong Kong—0.9%
ASM Pacific Technology Ltd.	2,982	28,198
BOC Hong Kong Holdings Ltd.	117,746	280,162
Cheung Kong Holdings Ltd.	24,201	311,202
Cheung Kong Infrastructure Holdings Ltd.	5,749	22,240
CLP Holdings Ltd.	33,511	239,515
Esprit Holdings Ltd.	26,844	211,561
Hang Lung Group Ltd.	11,791	62,453
Hang Seng Bank Ltd.	7,457	103,755
Henderson Land Development Co., Ltd.	20,837	146,474
Hong Kong and China Gas Co., Ltd.	66,635	166,023
Hong Kong Exchanges and Clearing Ltd.	15,269	254,257
Hopewell Holdings Ltd.	36,695	108,606
Hutchison Whampoa Ltd.	16,489	120,424
Hysan Development Co., Ltd.	37,823	109,239
Li & Fung Ltd.	30,734	151,148
Lifestyle International Holdings Ltd.	9,000	16,231
Link REIT	28,329	69,803
Mongolia Energy Corp., Ltd. †	48,885	22,556
Neo-China Land Group Holdings Ltd. †(a)(3)	18,511	2,766
New World Development Co., Ltd.	40,173	78,447
NWS Holdings Ltd.	13,000	25,915
PCCW Ltd. †	20,406	6,072
Sun Hung Kai Properties Ltd.	20,022	300,450
Swire Pacific Ltd. Class A	12,818	154,069
Television Broadcasts Ltd.	25,442	123,164
Wharf Holdings Ltd.	41,604	234,073
Wheelock and Co., Ltd.	32,844	96,715
Yue Yuen Industrial Holdings Ltd. (1)	46,123	160,392

		3,605,910

Ireland—0.2%
Accenture PLC Class A (1)	15,874	665,914
Charter International PLC	15,113	172,141

		838,055

Italy—1.6%
Banca Popolare di Milano Scarl	21,889	135,902
Enel SpA	178,946	1,000,122
Eni SpA	72,329	1,696,572

See notes to schedule of investments.

Schedule of Investments

AQR GLOBAL EQUITY FUND

March 31, 2010 (Unaudited)

	SHARES	VALUE (Note 3)
Italy—1.6% (continued)
Intesa Sanpaolo †	78,077	$290,765
Mediaset SpA	50,695	435,360
Prysmian SpA	32,876	645,798
Telecom Italia SpA	722,510	1,038,830
UniCredit SpA †	333,228	982,545

		6,225,894

Japan—9.2%
Aisin Seiki Co., Ltd.	5,000	150,140
Ajinomoto Co., Inc.	9,000	89,233
Asahi Glass Co., Ltd.	58,236	656,857
Asics Corp.	17,717	173,452
Astellas Pharma, Inc.	14,731	533,604
Canon, Inc.	22,645	1,047,450
Canon Marketing Japan, Inc.	5,336	72,684
Central Glass Co., Ltd.	17,368	85,880
Chubu Electric Power Co., Inc.	9,354	233,963
Circle K Sunkus Co., Ltd.	8,015	99,429
COMSYS Holdings Corp.	21,695	210,398
Credit Saison Co., Ltd.	20,875	323,956
Dai Nippon Printing Co., Ltd.	30,070	406,733
Daifuku Co., Ltd.	11,926	94,035
Daito Trust Construction Co., Ltd.	2,486	120,205
Daiwa House Industry Co., Ltd.	151	1,707
Doutor Nichires Holdings Co., Ltd.	4,337	57,490
Dowa Holdings Co., Ltd.	26,885	162,119
East Japan Railway Co.	10,512	731,395
FamilyMart Co., Ltd.	2,248	71,580
Fuji Electric Holdings Co., Ltd.	34,000	92,885
Fuji Heavy Industries Ltd. †	39,000	202,357
Fuji Oil Co., Ltd.	5,672	80,193
FUJIFILM Holdings Corp.	15,544	535,423
Fujikura Ltd.	56,932	328,546
Fujitsu Ltd.	95,283	625,511
Fukuoka Financial Group, Inc.	52,096	221,682
Funai Electric Co., Ltd.	8,898	375,438
Glory Ltd.	3,136	77,987
Hitachi Capital Corp.	14,735	209,989
Hitachi High-Technologies Corp.	4,458	102,375
Hokuhoku Financial Group, Inc.	42,682	93,833
Honda Motor Co., Ltd.	30,997	1,092,603
Hoya Corp.	9,806	269,998
Idemitsu Kosan Co., Ltd.	1,000	75,848
IHI Corp.	102,000	186,866
Isuzu Motors Ltd.	59,000	159,943
ITOCHU Corp.	51,288	450,164
Itochu Techno-Solutions Corp.	900	29,575
JFE Holdings, Inc.	7,100	286,462
JGC Corp.	14,801	264,209
JTEKT Corp.	30,800	364,619
Kagoshima Bank Ltd.	4,190	29,463
Kaken Pharmaceutical Co., Ltd.	12,704	104,785
Kamigumi Co., Ltd.	6,720	54,100
Kandenko Co., Ltd.	22,259	141,606
Kaneka Corp.	35,354	229,398
Kansai Electric Power Co., Inc.	13,500	309,465
Kansai Paint Co., Ltd.	40,024	326,939
Kao Corp.	5,700	144,561
KDDI Corp.	105	543,566
Keisei Electric Railway Co., Ltd.	1,461	8,902

See notes to schedule of investments.

Schedule of Investments

AQR GLOBAL EQUITY FUND

March 31, 2010 (Unaudited)

	SHARES	VALUE (Note 3)
Japan—9.2% (continued)
Keiyo Bank Ltd.	6,232	$30,117
Kewpie Corp.	5,303	57,590
Kinden Corp.	9,284	81,469
Kobayashi Pharmaceutical Co., Ltd.	1,011	41,701
Kose Corp.	7,415	174,061
Kyowa Exeo Corp.	5,147	42,585
Makita Corp.	1,046	34,529
Mazda Motor Corp.	130,000	366,670
Miraca Holdings, Inc.	13,928	425,200
Mitsubishi Corp.	22,436	589,163
Mitsubishi Estate Co., Ltd.	23,764	389,467
Mitsubishi UFJ Financial Group, Inc.	201,249	1,054,877
Mitsubishi UFJ Lease & Finance Co., Ltd.	2,268	82,634
Mitsui & Co., Ltd.	56,089	944,390
Mitsui Chemicals, Inc.	85,000	257,694
Mitsui Engineering & Shipbuilding Co., Ltd.	53,000	132,287
Mitsui Fudosan Co., Ltd.	17,598	299,533
Mitsumi Electric Co., Ltd.	15,240	334,130
Mizuho Financial Group, Inc.	150,528	297,601
Mizuho Securities Co., Ltd.	106,000	335,643
MS&AD Insurance Group Holdings, Inc.	17,058	474,396
Musashino Bank Ltd.	2,276	65,392
NHK Spring Co., Ltd.	21,098	193,896
Nichirei Corp.	29,689	111,198
Nippon Kayaku Co., Ltd.	11,546	100,416
Nippon Meat Packers, Inc.	10,097	127,743
Nippon Mining Holdings, Inc. (3)	13,214	61,766
Nippon Paper Group, Inc.	5,106	131,382
Nippon Shokubai Co., Ltd.	12,000	108,452
Nippon Telegraph & Telephone Corp.	7,948	334,432
Nipro Corp.	3,029	58,569
Nishi-Nippon City Bank Ltd.	13,514	39,963
Nissan Motor Co., Ltd. †	88,228	757,660
Nissan Shatai Co., Ltd.	22,643	180,876
Nisshin Seifun Group, Inc.	22,500	290,578
Nitto Denko Corp.	5,294	205,582
Nomura Holdings, Inc.	40,528	297,380
NTN Corp.	46,000	208,090
NTT Data Corp.	38	126,704
NTT DoCoMo, Inc.	295	448,982
Oji Paper Co., Ltd.	20,682	90,772
Okinawa Electric Power Co., Inc.	2,339	122,188
Omron Corp.	7,931	184,484
ORIX Corp.	1,599	141,975
Osaka Gas Co., Ltd.	111,446	399,564
Panasonic Corp.	3,608	55,314
Panasonic Electric Works Co., Ltd.	44,000	556,215
Point, Inc.	3,573	214,282
Promise Co., Ltd.	16,000	148,758
Renesas Electronics Corp. †	9,033	91,764
Rengo Co., Ltd.	19,884	117,105
Sapporo Hokuyo Holdings, Inc.	2,491	11,391
Seino Holdings Co., Ltd.	35,100	250,312
Sekisui House Ltd.	9,000	90,081
Seven & I Holdings Co., Ltd.	8,530	206,350
Shinko Electric Industries Co., Ltd.	9,553	148,316
Sojitz Corp.	82,316	159,588
Sompo Japan Insurance, Inc. (3)	43,000	292,523
Sony Corp.	22,472	861,046
Stanley Electric Co., Ltd.	13,030	253,432

See notes to schedule of investments.

Schedule of Investments

AQR GLOBAL EQUITY FUND

March 31, 2010 (Unaudited)

	SHARES	VALUE (Note 3)
Japan—9.2% (continued)
Sumitomo Bakelite Co., Ltd.	37,663	$216,144
Sumitomo Electric Industries Ltd.	40,483	497,349
Sumitomo Forestry Co., Ltd.	9,333	76,285
Sumitomo Heavy Industries Ltd.	30,000	181,009
Sumitomo Mitsui Financial Group, Inc.	10,449	346,173
Sumitomo Realty & Development Co., Ltd.	10,624	202,726
Sumitomo Trust & Banking Co., Ltd.	22,000	129,309
Takeda Pharmaceutical Co., Ltd.	15,769	694,371
TDK Corp.	375	24,999
THK Co., Ltd.	1,772	38,740
Toho Gas Co., Ltd.	1,623	8,862
Tokai Rika Co., Ltd.	18,865	387,961
Tokuyama Corp.	25,564	141,732
Tokyo Electric Power Co., Inc.	3,670	97,884
Tokyo Gas Co., Ltd.	47,000	207,308
Tokyo Steel Manufacturing Co., Ltd.	16,526	207,184
Toppan Forms Co., Ltd.	7,160	79,132
Toppan Printing Co., Ltd.	10,000	90,442
Toshiba Corp. †	22,243	115,126
Toshiba TEC Corp.	8,387	33,237
Toyo Seikan Kaisha Ltd.	6,743	119,486
Toyo Suisan Kaisha Ltd.	7,116	184,113
Toyota Auto Body Co., Ltd.	5,065	86,692
Toyota Motor Corp.	39,478	1,587,385
USS Co., Ltd.	4,895	332,982
West Japan Railway Co.	44	151,598
Yamada Denki Co., Ltd.	8,140	601,521
Yamaha Corp.	12,100	156,434
Yamato Kogyo Co., Ltd.	7,516	250,035

		35,278,078

Luxembourg—0.2%
ArcelorMittal	14,062	616,556

Netherlands—1.6%
Akzo Nobel NV	4,198	239,116
Corio NV REIT	1,027	68,537
ING Groep NV †	41,277	408,956
Koninklijke Ahold NV	11,812	157,516
Koninklijke DSM NV	9,219	410,706
Koninklijke Philips Electronics NV	20,370	653,599
Randstad Holding NV †	11,294	536,339
Royal Dutch Shell PLC Class A	56,073	1,625,713
Royal Dutch Shell PLC Class B	45,322	1,249,432
Unilever NV	24,960	755,114

		6,105,028

New Zeland—0.0% (b)
Telecom Corp of New Zealand Ltd.	105,234	161,829

Singapore—0.6%
Ascendas REIT	22,478	30,819
CapitaMall Trust REIT	23,494	29,673
CapitaMalls Asia Ltd. † (1)	15,317	24,745
DBS Group Holdings Ltd.	37,054	377,794
Fraser and Neave Ltd.	49,000	167,851
Haw Par Corp., Ltd.	2,227	9,502
Jardine Cycle & Carriage Ltd.	7,291	152,863
Keppel Corp., Ltd.	42,641	277,735

See notes to schedule of investments.

Schedule of Investments

AQR GLOBAL EQUITY FUND

March 31, 2010 (Unaudited)

	SHARES	VALUE (Note 3)
Singapore—0.6% (continued)
Neptune Orient Lines Ltd.	130,891	$187,950
Oversea-Chinese Banking Corp., Ltd.	11,422	70,985
SembCorp Industries Ltd.	11,777	34,676
Singapore Airlines Ltd.	27	293
Singapore Exchange Ltd.	10,967	59,876
Singapore Press Holdings Ltd.	63,000	171,863
Singapore Technologies Engineering Ltd.	16,103	36,665
Singapore Telecommunications Ltd.	118,635	268,358
StarHub Ltd.	7,476	12,236
United Overseas Bank Ltd.	32,201	441,267
UOL Group Ltd.	10,340	28,782

		2,383,933

Spain—1.8%
Banco Bilbao Vizcaya Argentaria SA	75,711	1,035,351
Banco Espanol de Credito SA	15,046	158,468
Banco Santander SA	172,724	2,290,549
Endesa SA	19,094	545,484
Repsol YPF SA	17,021	403,200
Tecnicas Reunidas SA	20,541	1,290,571
Telefonica SA	50,394	1,194,068

		6,917,691

Sweden—1.8%
Atlas Copco AB A Shares	19,423	301,028
Boliden AB	14,035	200,518
Electrolux AB Series B	62,593	1,433,694
Hennes & Mauritz AB B Shares	10,667	693,641
Investor AB B Shares	9,034	173,210
Nordea Bank AB	76,054	749,672
Peab Industri AB B Shares †(a)(3)	3,817	17,392
Skanska AB B Shares	31,399	570,308
Svenska Cellulosa AB B Shares	17,648	248,831
Svenska Handelsbanken AB A Shares	13,469	395,194
Tele2 AB B Shares	51,628	860,733
Telefonaktiebolaget LM Ericsson B Shares	115,058	1,206,500

		6,850,721

Switzerland—3.9%
ABB Ltd. †	46,707	1,021,046
ACE Ltd. (1)	17,396	909,811
Compagnie Financiere Richemont SA Class A	6,605	256,111
Credit Suisse Group AG	16,680	858,560
Kuehne + Nagel International AG	2,924	295,439
Nestle SA	68,305	3,500,085
Noble Corp. † (1)	11,535	482,394
Novartis AG	45,035	2,436,121
Roche Holding AG	11,131	1,807,792
Schindler Holding AG	12,273	1,079,647
Sulzer AG	1,442	140,167
Swisscom AG	501	182,987
Syngenta AG	735	204,094
Transocean Ltd. † (1)	8,214	709,525
Tyco Electronics Ltd. (1)	18,160	499,037

See notes to schedule of investments.

Schedule of Investments

AQR GLOBAL EQUITY FUND

March 31, 2010 (Unaudited)

	SHARES	VALUE (Note 3)
Switzerland—3.9% (continued)
UBS AG †	13,946	$226,872
Xstrata PLC †	12,462	235,859
Zurich Financial Services AG	83	21,289

		14,866,836

United Kingdom—8.0%
AMEC PLC	19,193	232,707
Anglo American PLC †	5,676	247,071
AstraZeneca PLC	30,366	1,353,890
Aviva PLC	122,627	716,368
BAE Systems PLC	58,943	332,313
Barclays PLC	252,247	1,373,530
BBA Aviation PLC	80,779	238,462
Bellway PLC	7,476	87,413
Berkeley Group Holdings PLC †	8,749	108,140
BHP Billiton PLC	33,310	1,138,468
BP PLC	345,630	3,271,435
Bradford & Bingley PLC (a)(3)	235,153	0
Brit Insurance Holdings NV	32,894	374,850
British American Tobacco PLC	11,330	390,607
British Land Co. PLC REIT	13,261	96,659
BT Group PLC	362,993	681,375
Catlin Group Ltd.	42,717	233,584
Cookson Group PLC †	18,954	157,138
Daily Mail & General Trust PLC	19,166	144,723
DSG International PLC †	241,606	128,237
Ensco PLC (1)	11,871	531,583
Eurasian Natural Resources Corp.	7,215	130,368
GlaxoSmithKline PLC	69,891	1,341,539
Hammerson PLC	10,329	61,637
Hiscox Ltd.	63,561	322,955
Home Retail Group PLC	47,612	195,893
HSBC Holdings PLC	238,108	2,412,961
IMI PLC	27,685	277,411
Imperial Tobacco Group PLC	19,957	608,915
International Personal Finance	154,810	564,731
Investec PLC	39,711	324,630
J. Sainsbury PLC	41,726	207,581
Johnson Matthey PLC	22,064	585,717
Kazakhmys PLC †	5,150	119,047
Kesa Electricals PLC	129,420	249,424
Kingfisher PLC	211,423	688,377
Land Securities Group PLC REIT	4,504	46,312
Liberty International PLC REIT	6,502	49,587
Lloyds Banking Group PLC †	142,491	135,304
Mondi PLC	87,856	616,827
National Grid PLC	53,785	523,563
Pearson PLC	14,270	223,712
Persimmon PLC †	58,736	415,785
Petrofac Ltd.	10,202	186,056
Prudential PLC	36,268	300,032
Rio Tinto PLC	21,883	1,293,693
Royal Bank of Scotland Group PLC †	265,821	176,089
Segro PLC REIT	13,080	63,545
Stagecoach Group PLC	61,612	171,144
Standard Chartered PLC	23,987	653,820
Tate & Lyle PLC	68,623	472,756
Tesco PLC	125,109	827,165

See notes to schedule of investments.

Schedule of Investments

AQR GLOBAL EQUITY FUND

March 31, 2010 (Unaudited)

	SHARES	VALUE (Note 3)
United Kingdom—8.0% (continued)
Unilever PLC	49,342	$1,444,468
Vodafone Group PLC	974,083	2,252,970
WH Smith PLC	29,036	214,125
Wolseley PLC †	19,483	470,775
WPP PLC	20,896	216,227
WS Atkins PLC	29,356	276,468

		30,960,162

United States—42.7% (1)
3M Co.	1,744	145,746
Abbott Laboratories	26,484	1,395,177
Advance Auto Parts, Inc.	10,514	440,747
Aeropostale, Inc. †	22,869	659,313
Alberto-Culver Co.	21,053	550,536
Alliant Techsystems, Inc. †	2,000	162,600
Allstate Corp.	3,104	100,290
Altria Group, Inc.	52,096	1,069,010
American Express Co.	8,889	366,760
American Financial Group, Inc.	18,925	538,416
Ameriprise Financial, Inc.	4,200	190,512
AmerisourceBergen Corp.	16,900	488,748
Amgen, Inc. †	23,849	1,425,216
Anadarko Petroleum Corp.	339	24,689
Annaly Capital Management, Inc. REIT	8,318	142,903
Apache Corp.	6,580	667,870
Apple, Inc. †	10,528	2,473,342
Archer-Daniels-Midland Co.	8,033	232,154
Armstrong World Industries, Inc. †	3,292	119,533
Arris Group, Inc. †	28,244	339,210
Arrow Electronics, Inc. †	12,952	390,244
Ashland, Inc.	3,500	184,695
Assurant, Inc.	9,300	319,734
AT&T, Inc.	111,997	2,894,001
Automatic Data Processing, Inc.	8,933	397,251
AutoNation, Inc. †	6,971	126,036
AutoZone, Inc.	1,094	189,360
AvalonBay Communities, Inc. REIT	1,311	113,205
Avnet, Inc. †	12,999	389,970
Ball Corp.	549	29,306
Bank of America Corp.	137,938	2,462,193
Bank of New York Mellon Corp.	5,018	154,956
Becton, Dickinson and Co.	7,186	565,754
Benchmark Electronics, Inc. †	13,149	272,710
Berkshire Hathaway, Inc. †	13,150	1,068,701
Big Lots, Inc. †	5,500	200,310
Biogen Idec, Inc. †	7,889	452,513
BJ’s Wholesale Club, Inc. †	5,440	201,226
Boeing Co.	7,065	512,990
Boston Properties, Inc. REIT	1,463	110,369
Brady Corp. Class A	6,017	187,249
Briggs & Stratton Corp.	4,618	90,051
Brinker International, Inc.	20,454	394,353
Brink’s Co.	12,510	353,157
Bristol-Myers Squibb Co.	16,632	444,074
Broadridge Financial Solutions, Inc.	31,693	677,596
CA, Inc.	11,715	274,951
Cabot Corp.	11,032	335,373
Cardinal Health, Inc.	29,100	1,048,473
Career Education Corp. †	10,659	337,251
Carlisle Cos., Inc.	5,544	211,226

See notes to schedule of investments.

Schedule of Investments

AQR GLOBAL EQUITY FUND

March 31, 2010 (Unaudited)

	SHARES	VALUE (Note 3)
United States—42.7% (1) (continued)
Carpenter Technology Corp.	1,819	$66,575
Carter’s, Inc. †	7,220	217,683
Celanese Corp. Series A	16,126	513,613
CF Industries Holdings, Inc.	909	82,883
Chemed Corp.	4,780	259,936
Chevron Corp.	47,800	3,624,674
Choice Hotels International, Inc.	1,775	61,788
Chubb Corp.	9,749	505,486
Cintas Corp.	8,800	247,192
Cisco Systems, Inc. †	60,889	1,584,941
Citigroup, Inc. †	225,891	914,859
CNA Financial Corp. †	7,100	189,712
Coach, Inc.	6,500	256,880
Coca-Cola Co.	25,580	1,406,900
Colgate-Palmolive Co.	3,728	317,849
Comcast Corp. Class A	59,980	1,128,824
Computer Sciences Corp. †	10,231	557,487
Compuware Corp. †	13,955	117,222
ConAgra Foods, Inc.	25,874	648,661
ConocoPhillips	32,875	1,682,214
Constellation Brands, Inc. Class A †	4,417	72,615
Convergys Corp. †	18,500	226,810
Corinthian Colleges, Inc. †	11,300	198,767
Crane Co.	7,832	278,036
Crown Holdings, Inc. †	22,251	599,887
CSX Corp.	17,298	880,469
CVS Caremark Corp.	4,253	155,490
Darden Restaurants, Inc.	2,434	108,410
Dean Foods Co. †	2,757	43,257
Deere & Co.	1,242	73,849
Devon Energy Corp.	4,990	321,506
DIRECTV Class A †	13,869	468,911
Discovery Communications, Inc. Class A †	11,997	405,379
DISH Network Corp. Class A †	29,774	619,895
Dollar Tree, Inc. †	7,792	461,442
Dr Pepper Snapple Group, Inc.	11,132	391,512
Eastman Chemical Co.	2,533	161,301
eBay, Inc. †	7,860	211,827
Edison International	8,556	292,359
E.I. du Pont de Nemours & Co.	2,610	97,196
El Paso Corp.	9,100	98,644
EMCOR Group, Inc. †	22,359	550,702
Emerson Electric Co.	8,741	440,022
Endo Pharmaceuticals Holdings, Inc. †	9,272	219,654
EOG Resources, Inc.	2,549	236,904
Equity Residential REIT	4,548	178,054
Everest Re Group Ltd.	9,535	771,668
Expeditors International of Washington, Inc.	11,614	428,789
Exxon Mobil Corp.	92,659	6,206,301
Family Dollar Stores, Inc.	20,747	759,548
Fifth Third Bancorp	16,800	228,312
Fiserv, Inc. †	4,636	235,323
Foot Locker, Inc.	5,365	80,690
Forest Laboratories, Inc. †	15,186	476,233
Fossil, Inc. †	15,200	573,648
Franklin Resources, Inc.	4,300	476,870
Gap, Inc.	40,219	929,461
General Dynamics Corp.	6,838	527,894
General Electric Co.	116,302	2,116,697
General Mills, Inc.	8,794	622,527
Genuine Parts Co.	4,823	203,724

See notes to schedule of investments.

Schedule of Investments

AQR GLOBAL EQUITY FUND

March 31, 2010 (Unaudited)

	SHARES	VALUE (Note 3)
United States—42.7% (1) (continued)
Genzyme Corp. †	1,003	$51,985
Goldman Sachs Group, Inc.	11,605	1,980,161
Goodrich Corp.	545	38,433
Google, Inc. Class A†	1,902	1,078,453
Hasbro, Inc.	10,650	407,682
HCC Insurance Holdings, Inc.	15,696	433,210
HCP, Inc. REIT	2,572	84,876
Health Care REIT, Inc. REIT	2,485	112,397
Helix Energy Solutions Group, Inc. †	18,306	238,527
Hess Corp.	4,110	257,081
Hewitt Associates, Inc. Class A †	2,607	103,706
Hewlett-Packard Co.	37,052	1,969,314
HJ Heinz Co.	4,541	207,115
Home Depot, Inc.	32,606	1,054,804
Honeywell International, Inc.	18,602	842,113
Hormel Foods Corp.	10,454	439,173
Host Hotels & Resorts, Inc. REIT	9,300	136,245
Hubbell, Inc. Class B	3,378	170,353
Hudson City Bancorp, Inc.	36,517	517,081
Humana, Inc. †	10,100	472,377
Huntsman Corp.	34,170	411,749
IAC/InterActive Corp. †	29,630	673,786
Ingram Micro, Inc. Class A †	7,630	133,907
Intel Corp.	54,967	1,223,566
International Business Machines Corp.	26,723	3,427,224
International Paper Co.	17,400	428,214
ITT Corp.	7,882	422,554
Jack in the Box, Inc. †	2,063	48,584
JC Penney Co., Inc.	9,399	302,366
Johnson & Johnson	53,496	3,487,940
Joy Global, Inc.	6,452	365,183
JPMorgan Chase & Co.	79,673	3,565,367
KBR, Inc.	12,954	287,061
Kimberly-Clark Corp.	35,063	2,204,761
Knight Capital Group, Inc. Class A†	32,740	499,285
Kohl’s Corp. †	7,800	427,284
Kraft Foods, Inc. Class A	35,921	1,086,251
L-3 Communications Holdings, Inc.	5,353	490,495
Limited Brands, Inc.	17,061	420,042
Lincoln National Corp.	6,900	211,830
Lockheed Martin Corp.	10,643	885,710
Loews Corp.	8,221	306,479
Lowe’s Cos., Inc.	4,163	100,911
Lubrizol Corp.	2,200	201,784
Magellan Health Services, Inc. †	5,731	249,184
Marathon Oil Corp.	33,429	1,057,694
Marriott International, Inc. Class A	13,900	438,128
Marvell Technology Group Ltd. †	8,937	182,136
Masco Corp.	10,467	162,448
Mattel, Inc.	19,859	451,594
McDonald’s Corp.	20,825	1,389,444
McKesson Corp.	2,700	177,444
MDC Holdings, Inc.	153	5,295
MDU Resources Group, Inc.	14,911	321,779
Medco Health Solutions, Inc. †	9,221	595,308
Medtronic, Inc.	6,082	273,872
Merck & Co., Inc.	20,819	777,590
MetLife, Inc.	9,700	420,398
Microsoft Corp.	135,150	3,955,842
Mirant Corp. †	31,689	344,143
Morgan Stanley	12,453	364,748

See notes to schedule of investments.

Schedule of Investments

AQR GLOBAL EQUITY FUND

March 31, 2010 (Unaudited)

	SHARES	VALUE (Note 3)
United States—42.7% (1) (continued)
Murphy Oil Corp.	5,494	$308,708
National-Oilwell Varco, Inc.	10,855	440,496
New York Community Bancorp, Inc.	19,499	322,513
Newmont Mining Corp.	5,161	262,850
News Corp. Class A	53,700	773,817
Norfolk Southern Corp.	12,023	671,965
Northrop Grumman Corp.	19,979	1,310,023
NorthWestern Corp.	1,043	27,963
NV Energy, Inc.	8,693	107,185
Occidental Petroleum Corp.	19,890	1,681,501
Oil States International, Inc. †	5,700	258,438
Omnicare, Inc.	6,978	197,408
Oracle Corp.	61,386	1,577,006
Oshkosh Corp. †	3,900	157,326
Owens Corning, Inc. †	20,048	510,021
Owens-Illinois, Inc. †	5,257	186,834
Pactiv Corp. †	20,645	519,841
PDL BioPharma, Inc. †	94,143	584,628
Peabody Energy Corp.	3,700	169,090
Penn National Gaming, Inc. †	11,683	324,787
PepsiCo, Inc.	20,772	1,374,276
PetSmart, Inc.	16,754	535,458
Pfizer, Inc.	161,343	2,767,032
Pharmaceutical Product Development. Inc.	5,865	139,294
Philip Morris International, Inc.	20,893	1,089,779
Plum Creek Timber Co., Inc.	2,131	82,917
Procter & Gamble Co.	49,208	3,113,390
ProLogis REIT	6,900	91,080
Protective Life Corp.	17,498	384,781
Prudential Financial, Inc.	12,439	752,560
Public Service Enterprise Group, Inc.	3,010	88,855
Public Storage REIT	1,669	153,531
QUALCOMM, Inc.	5,318	223,303
Qwest Communications International, Inc.	50,658	264,435
Rayonier, Inc.	2,581	117,255
Raytheon Co.	24,567	1,403,268
Reliance Steel & Aluminum Co.	8,900	438,147
Rent-A-Center, Inc. †	8,650	204,573
Reynolds American, Inc.	11,937	644,359
Ross Stores, Inc.	16,613	888,297
Rowan Cos., Inc. †	20,120	585,693
RPM International, Inc.	9,942	212,162
RR Donnelley & Sons Co.	22,566	481,784
Sara Lee Corp.	56,136	781,974
Schlumberger Ltd.	614	38,964
Seagate Technology	16,200	295,812
Sealed Air Corp. (a)	9,599	202,347
Sears Holdings Corp. †	3,755	407,155
Silgan Holdings, Inc.	6,547	394,326
Simon Property Group, Inc. REIT	4,342	364,294
Skechers U.S.A., Inc. Class A †	6,200	225,184
Sprint Nextel Corp. †	32,761	124,492
SPX Corp.	1,254	83,165
Stanley Black & Decker, Inc.	5,240	300,828
Starbucks Corp. †	22,400	543,648
Starwood Hotels & Resorts Worldwide, Inc.	4,200	195,888
State Street Corp.	5,257	237,301
STERIS Corp.	5,030	169,310
Syniverse Holdings, Inc. †	2,087	40,634
Sysco Corp.	22,414	661,213
Tech Data Corp. †	9,886	414,223

See notes to schedule of investments.

Schedule of Investments

AQR GLOBAL EQUITY FUND

March 31, 2010 (Unaudited)

	SHARES	VALUE (Note 3)
United States—42.7% (1) (continued)
Teradata Corp. †	7,456	$215,404
Terra Industries, Inc.	526	24,070
Tesoro Corp.	23,895	332,141
Texas Instruments, Inc.	14,684	359,317
Thomas & Betts Corp. †	8,814	345,861
Time Warner Cable, Inc.	3,100	165,261
Time Warner, Inc.	38,066	1,190,323
Timken Co.	15,033	451,140
TJX Cos., Inc.	1,864	79,257
Tractor Supply Co.	1,063	61,707
Travelers Cos., Inc.	34,501	1,860,983
Tupperware Brands Corp.	8,409	405,482
Tyson Foods, Inc. Class A	9,500	181,925
Union Pacific Corp.	7,327	537,069
United Parcel Service, Inc. Class B	11,100	714,951
United Technologies Corp.	24,349	1,792,331
UnitedHealth Group, Inc.	16,400	535,788
Universal Health Services, Inc. Class B	20,788	729,451
Unum Group	49,509	1,226,337
URS Corp. †	3,400	168,674
Valmont Industries, Inc.	1,900	157,377
Ventas, Inc. REIT	2,400	113,952
Verizon Communications, Inc.	30,412	943,380
Viacom, Inc. Class B †	14,237	489,468
Vornado Realty Trust REIT	1,648	124,754
Walgreen Co.	37,540	1,392,359
Wal-Mart Stores, Inc.	43,405	2,413,317
Walter Energy, Inc.	1,300	119,951
Waste Management, Inc.	35,273	1,214,450
Watts Water Technologies, Inc. Class A	5,158	160,207
WellPoint, Inc. †	23,491	1,512,352
Wells Fargo & Co.	71,670	2,230,370
WESCO International, Inc. †	8,570	297,465
Western Digital Corp. †	6,800	265,132
Western Union Co.	35,800	607,168
Williams Cos., Inc.	24,756	571,864
Williams-Sonoma, Inc.	7,790	204,799
Worthington Industries, Inc.	15,946	275,706
Wyndham Worldwide Corp.	14,644	376,790
Xerox Corp.	23,885	232,879
XTO Energy, Inc.	9,200	434,056

		164,537,133

TOTAL COMMON STOCKS (cost $302,105,498)		343,163,885

PREFERRED STOCK — 0.0% (b)
Germany—0.0% (b)
Volkswagen AG (cost $55,633)	360	32,995

RIGHTS — 0.0% (b)
Germany—0.0% (b)
Volkswagen AG (cost $0)	1,518	943

MONEY MARKET FUND - 7.2%
United States – 7.2%
Dreyfus Institutional Cash Advance 99 – Institutional Class, 0.11% (c)(d) (cost $27,748,393)	27,748,393	27,748,393

See notes to schedule of investments.

Schedule of Investments

AQR GLOBAL EQUITY FUND

March 31, 2010 (Unaudited)

	PAR VALUE	VALUE (Note 3)
OTHER INVESTMENTS– 0.0% (b)
United States – 0.0% (b)
Commercial Paper – 0.0% (b)
Lehman Commercial Paper, Inc., 0.0% †(a)(3) (cost $299,262)	$299,262	$68,830

TOTAL INVESTMENTS – 96.3% (cost $ 330,208,786)		371,015,046
OTHER ASSETS IN EXCESS OF LIABILITIES – 3.7% (e)		14,329,577

NET ASSETS – 100.0%		$385,344,623

INDUSTRY	VALUE	% OF NET ASSETS
Automobiles & Components	$7,782,953	2.0%
Banks	29,092,103	7.6
Capital Goods	33,690,095	8.7
Commercial & Professional Services	4,054,038	1.1
Consumer Durables & Apparel	8,206,139	2.1
Consumer Services	5,340,843	1.4
Diversified Financials	17,872,777	4.6
Energy	38,648,350	10.0
Food & Staples Retailing	7,806,263	2.0
Food, Beverage & Tobacco	18,873,923	4.9
Health Care Equipment & Services	8,036,443	2.1
Household & Personal Products	6,546,859	1.7
Insurance	19,445,189	5.1
Materials	23,921,001	6.2
Media	8,412,210	2.2
Pharmaceuticals, Biotechnology & Life Sciences	23,406,197	6.1
Real Estate	6,458,101	1.7
Retailing	13,803,495	3.6
Semiconductors & Semiconductor Equipment	2,485,725	0.7
Software & Services	12,377,305	3.2
Technology Hardware & Equipment	18,213,290	4.7
Telecommunication Services	13,834,520	3.6
Transportation	7,461,778	1.9
Utilities	7,428,226	1.9
Money Market Fund	27,748,393	7.2
Other Investments	68,830	0.0

Total Investments	371,015,046	96.3
Other Assets in Excess of Liabilities	14,329,577	3.7

Net Assets	$385,344,623	100.0%

†	Non-income producing security.
(a)	Security fair valued at March 31, 2010.
(b)	Represents less than 0.05 percent of net assets.
(c)	Represents annualized seven–day yield as of March 31, 2010.
(d)	A portion of the security is pledged as collateral at March 31, 2010.
(e)	Includes appreciation (depreciation) on futures contracts and forward foreign currency exchange contracts.

See notes to schedule of investments.

Schedule of Investments

AQR GLOBAL EQUITY FUND

March 31, 2010 (Unaudited)

All securities are Level 2, unless noted otherwise in parentheses.

(1)	Level 1 security (See Note 4)
(3)	Level 3 security (See Note 4)

The following abbreviations are used in portfolio descriptions:

REIT – Real Estate Investment Trust.

FDR – Fiduciary Depositary Receipt.

Open futures contracts outstanding at March 31, 2010:

NUMBER OF CONTRACTS	TYPE	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2010	NET UNREALIZED APPRECIATION (DEPRECIATION)

Long Positions:
193	Amsterdam Index	April 2010	$17,612,674	$17,856,371	$243,697
375	CAC40 10 Euro	June 2010	19,982,253	20,115,515	133,262
41	DAX Index	June 2010	8,330,934	8,502,441	171,507
283	FTSE 100 Index	June 2010	24,056,145	24,094,381	38,236
90	FTSE/MIB Index	June 2010	13,524,648	13,608,552	83,904
259	FUSF00 E-Mini	June 2010	14,925,411	15,089,340	163,929
69	IBEX 35 Index	April 2010	10,312,320	10,103,778	(208,542)
4	MSCI Singapore IX ETS	April 2010	194,881	194,432	(449)

					625,544

Short Positions:
49	HANG SENG Index	April 2010	(6,627,270)	(6,699,102)	(71,832)
20	OMXS30 Index	April 2010	(282,086)	(281,833)	253
76	S&P/TSX 60 Index	June 2010	(10,504,572)	(10,519,451)	(14,879)
285	SPI 200	June 2010	(31,620,571)	(31,900,155)	(279,584)
209	Swiss Market Index	June 2010	(13,479,707)	(13,454,970)	24,737
121	TOPIX Index	June 2010	(11,896,740)	(12,651,353)	(754,613)

					(1,095,918)

					$(470,374)

Cash held as collateral with broker for futures contracts was $129,692 at March 31, 2010.

Forward foreign currency exchange contracts outstanding as of March 31, 2010:

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2010	NET UNREALIZED APPRECIATION (DEPRECIATION)

Australian Dollar, Expiring 06/16/10	The Royal Bank of Scotland	AUD	40,642,000	$35,994,516	$36,967,228	$972,712

Canadian Dollar, Expiring 06/16/10	The Royal Bank of Scotland	CAD	10,851,000	10,615,715	10,682,873	67,158
Swiss Franc, Expiring 06/16/10	The Royal Bank of Scotland	CHF	13,300,000	12,292,000	12,621,849	329,849

Danish Krone, Expiring 06/16/10	The Royal Bank of Scotland	DKK	816,000	148,066	147,956	(110)

See notes to schedule of investments.

Schedule of Investments

AQR GLOBAL EQUITY FUND

March 31, 2010 (Unaudited)

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2010	NET UNREALIZED APPRECIATION (DEPRECIATION)
Euro, Expiring 06/16/10	The Royal Bank of Scotland	EUR	4,569,000	$6,201,321	$6,171,405	$(29,916)

British Pound, Expiring 06/16/10	The Royal Bank of Scotland	GBP	134,000	204,434	203,250	(1,184)

Hong Kong Dollar, Expiring 06/17/10	The Royal Bank of Scotland	HKD	4,198,000	541,066	540,998	(68)

Japanese Yen, Expiring 06/16/10	The Royal Bank of Scotland	JPY	1,192,496,000	13,182,186	12,760,953	(421,233)

Norweign Krona, Expiring 06/16/10	The Royal Bank of Scotland	NOK	122,810,000	20,511,435	20,586,378	74,943

New Zealand Dollar, Expiring 06/16/10	The Royal Bank of Scotland	NZD	14,116,000	9,785,157	9,973,976	188,819

Swedish Krona, Expiring 06/16/10	The Royal Bank of Scotland	SEK	191,198,000	26,545,464	26,483,918	(61,546)

Singapore Dollar, Expiring 06/16/10	The Royal Bank of Scotland	SGD	520,000	368,886	371,565	2,679

				136,390,246	137,512,349	1,122,103

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2010	NET UNREALIZED APPRECIATION (DEPRECIATION)

Australian Dollar, Expiring 06/16/10	The Royal Bank of Scotland	AUD	(315,000)	$(278,669)	$(286,518)	$(7,849)

Canadian Dollar, Expiring 06/16/10	The Royal Bank of Scotland	CAD	(24,469,000)	(28,147,509)	(29,012,403)	(864,894)

Swiss Franc, Expiring 06/16/10	The Royal Bank of Scotland	CHF	(11,275,000)	(10,641,813)	(10,700,102)	(58,289)

Danish Krone, Expiring 06/16/10	The Royal Bank of Scotland	DKK	(674,000)	(122,486)	(122,208)	278

Euro, Expiring 06/16/10	The Royal Bank of Scotland	EUR	(42,823,000)	(58,165,119)	(57,841,561)	323,558

British Pound, Expiring 06/16/10	The Royal Bank of Scotland	GBP	(1,832,000)	(2,747,935)	(2,778,755)	(30,820)

See notes to schedule of investments.

Schedule of Investments

AQR GLOBAL EQUITY FUND

March 31, 2010 (Unaudited)

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2010	NET UNREALIZED APPRECIATION (DEPRECIATION)
Hong Kong Dollar, Expiring 06/17/10	The Royal Bank of Scotland	HKD	(87,000)	$(11,220)	$(11,212)	$8

Japanese Yen, Expiring 06/16/10	The Royal Bank of Scotland	JPY	(823,547,000)	(9,166,302)	(8,812,814)	353,488

Norweign Krona, Expiring 06/16/10	The Royal Bank of Scotland	NOK	(54,505,000)	(9,117,178)	(9,136,557)	(19,379)

New Zealand Dollar, Expiring 06/16/10	The Royal Bank of Scotland	NZD	(5,418,000)	(3,760,253)	(3,828,209)	(67,956)

Swedish Krona, Expiring 06/16/10	The Royal Bank of Scotland	SEK	(721,000)	(100,191)	(99,870)	321

Singapore Dollar, Expiring 06/16/10	The Royal Bank of Scotland	SGD	(236,000)	(167,809)	(168,633)	(824)

				(122,426,484)	(122,798,842)	(372,358)

				$13,963,762	$14,713,507	$749,745

AUD — Australian Dollar

GBP — British Pound

CAD — Canadian Dollar

CHF — Swiss Franc

DKK — Danish Krone

HKD — Hong Kong Dollar

JPY — Japanese Yen

NOK — Norweign Krona

NZD — New Zealand Dollar

SEK — Swedish Krona

SGD — Singapore Dollar

See notes to schedule of investments.

Schedule of Investments

AQR INTERNATIONAL EQUITY FUND

March 31, 2010 (Unaudited)

	SHARES	VALUE (Note 3)
COMMON STOCKS - 86.7%
Australia - 7.0%
Amcor Ltd.	102,206	$598,962
AMP Ltd.	107,632	617,574
Ansell Ltd.	28,035	311,739
Asciano Group †	5,628	9,765
ASX Ltd.	5,817	180,946
Australia & New Zealand Banking Group Ltd.	108,712	2,526,732
AWB Ltd. †	107,811	94,371
AXA Asia Pacific Holdings Ltd.	35,273	204,219
BHP Billiton Ltd.	103,545	4,153,370
Billabong International Ltd.	10,448	108,020
BlueScope Steel Ltd. †	22,300	59,457
Boral Ltd.	53,520	275,136
Caltex Australia Ltd.	17,504	181,346
Centennial Coal Co., Ltd.	67,846	264,801
CFS Retail Property Trust REIT	69,740	119,850
Challenger Financial Services Group Ltd.	122,421	470,947
Commonwealth Bank of Australia	63,327	3,265,965
Computershare Ltd.	15,439	177,149
David Jones Ltd.	11,792	51,327
Dexus Property Group REIT	136,404	101,261
Downer EDI Ltd.	6,619	45,826
Felix Resources Ltd. † *(a) (1)	592	44
Flight Centre Ltd.	15,121	290,628
Goodman Group REIT	193,631	116,042
GPT Group REIT	292,067	153,995
Intoll Group	25,619	26,248
Macquarie Group Ltd.	6,383	276,043
MAP Group	230,391	652,505
Metcash Ltd.	63,748	241,963
Mirvac Group REIT	88,938	120,163
National Australia Bank Ltd.	99,256	2,504,334
Newcrest Mining Ltd.	16,024	483,121
Orica Ltd.	34,571	848,538
Origin Energy Ltd.	33,140	503,022
QBE Insurance Group Ltd.	49,731	949,364
Ramsay Health Care Ltd.	4,025	51,343
Rio Tinto Ltd.	15,561	1,117,854
Santos Ltd.	36,866	496,189
Sigma Pharmaceuticals Ltd. (a) (1)	173,386	73,985
Sims Metal Management Ltd. †	1,860	36,652
SP Ausnet	81,737	67,808
Spark Infrastructure Group	97,070	107,209
Stockland REIT	82,120	299,990
Suncorp-Metway Ltd.	84,004	657,430
TABCORP Holdings Ltd.	115,058	727,597
Tatts Group Ltd.	267,448	603,319
Telstra Corp., Ltd.	325,979	893,814
Toll Holdings Ltd.	38,125	259,258
Transurban Group	37,755	174,852
Wesfarmers Ltd.	38,906	1,133,672
West Australian Newspapers Holdings Ltd.	20,000	145,402
Westfield Group REIT	68,093	752,434
Westpac Banking Corp.	76,995	1,964,300
Woodside Petroleum Ltd.	2,736	117,744

		30,665,625

See notes to schedule of investments.

Schedule of Investments

AQR INTERNATIONAL EQUITY FUND

March 31, 2010 (Unaudited)

	SHARES	VALUE (Note 3)
Belgium - 0.5%
Anheuser-Busch InBev NV	24,874	$1,251,111
Bekaert NV	2,205	395,801
Groupe Bruxelles Lambert SA	2,641	233,256
Umicore	11,693	407,889

		2,288,057

China - 0.1%
Foxconn International Holdings Ltd. †	69,406	73,079
Sands China Ltd. (1)	72,000	114,432
Yangzijiang Shipbuilding Holdings Ltd.	173,319	143,474

		330,985

Denmark - 1.5%
AP Moller - Maersk A/S Class B	62	472,520
Carlsberg A/S Class B	16,514	1,384,456
Coloplast A/S Class B	2,360	259,711
Danisco A/S	11,742	875,028
Danske Bank A/S †	58,094	1,425,459
H. Lundbeck A/S	10,025	188,147
Novo Nordisk A/S Class B	20,876	1,611,530
William Demant Holding A/S †	2,642	186,822

		6,403,673

Finland - 1.5%
Elisa Oyj †	41,531	855,986
Fortum Oyj	2,410	58,982
Kesko Oyj	6,176	243,096
Kone Oyj	23,010	951,025
Metso Corp.	29,568	954,298
Sampo Oyj A Shares	24,205	641,690
Sanoma Oyj	5,557	123,076
Stora Enso Oyj R Shares †	151,626	1,154,322
UPM-Kymmene Oyj	56,510	749,325
Wartsila Corp.	8,349	422,762
YIT Oyj	10,645	245,988

		6,400,550

France - 8.1%
Atos Origin SA †	5,536	278,062
BNP Paribas	27,159	2,081,656
Bourbon SA	3	129
Bouygues SA	7,445	373,532
Christian Dior SA	8,324	887,346
CNP Assurances	9,393	886,439
Compagnie de Saint-Gobain	15,104	725,353
Compagnie Generale de Geophysique-Veritas †	35,422	1,002,938
Compagnie Generale des Etablissements Michelin Class B	31,858	2,346,317
Credit Agricole SA	36,854	643,770
Eutelsat Communications	16,335	580,701
France Telecom SA	11,393	272,895
GDF Suez	3	116
Imerys SA	6,656	409,489
Ipsen SA	2,743	133,944
JC Decaux SA †	9,016	251,479
Klepierre	3,675	143,991
Legrand SA	27,777	877,167
LVMH Moet Hennessy Louis Vuitton SA	14,697	1,716,928

See notes to schedule of investments.

Schedule of Investments

AQR INTERNATIONAL EQUITY FUND

March 31, 2010 (Unaudited)

	SHARES	VALUE (Note 3)
France - 8.1% (continued)
Metropole Television SA	32,413	$836,681
PSA Peugeot Citroen †	1	29
PPR	6,599	877,310
Publicis Groupe	2,250	96,160
Renault SA †	8,789	410,643
Safran SA	31,547	821,918
Sanofi-Aventis	45,637	3,405,832
Schneider Electric SA	16,492	1,926,765
SCOR SE	23,339	590,280
Societe BIC SA	10,324	791,190
Societe Generale	17,044	1,069,682
Technip SA	25,718	2,087,636
Thales SA	10,656	427,874
Total SA	81,704	4,741,958
Unibail-Rodamco SE REIT	3,619	732,668
Vallourec SA	2,036	410,848
Vinci SA	11,314	666,058
Vivendi	73,040	1,953,141

		35,458,925

Germany - 7.4%
Allianz SE	21,131	2,644,708
BASF SE	38,133	2,360,356
Bayer AG	35,582	2,404,282
Daimler AG	30,620	1,439,171
Deutsche Bank AG	48,742	3,741,627
Deutsche Boerse AG	5,256	388,882
Deutsche Post AG	160,563	2,780,919
Deutsche Telekom AG	33,425	451,698
E.ON AG	40,607	1,501,274
Hannover Rueckversicherung AG †	61,445	3,029,624
Henkel AG & Co. KGaA	16,446	885,772
Infineon Technologies AG †	84,694	586,548
MTU Aero Engines Holding AG	22,559	1,312,192
RWE AG	19,773	1,754,114
Salzgitter AG	17,093	1,583,771
Siemens AG	32,415	3,238,827
Suedzucker AG	20,196	445,167
ThyssenKrupp AG	31,492	1,079,867
United Internet AG	22,641	343,542
Volkswagen AG	2,126	205,472

		32,177,813

Hong Kong – 1.9%
ASM Pacific Technology Ltd.	6,404	60,558
BOC Hong Kong Holdings Ltd.	272,053	647,317
Cheung Kong Holdings Ltd.	73,278	942,285
Cheung Kong Infrastructure Holdings Ltd.	14,827	57,357
Chinese Estates Holdings Ltd. †	63,869	106,746
CLP Holdings Ltd.	91,509	654,049
Esprit Holdings Ltd.	73,128	576,330
Hang Lung Group Ltd.	21,276	112,691
Hang Seng Bank Ltd.	15,188	211,323
Hong Kong & China Gas Co., Ltd.	168,813	420,602
Hong Kong Exchanges and Clearing Ltd.	35,554	592,040
Hopewell Holdings Ltd.	96,762	286,386
Hutchison Whampoa Ltd.	45,832	334,725
Industrial & Commercial Bank of China Ltd.	32,918	82,266
Li & Fung Ltd.	85,668	421,312
Lifestyle International Holdings Ltd.	20,500	36,970

See notes to schedule of investments.

Schedule of Investments

AQR INTERNATIONAL EQUITY FUND

March 31, 2010 (Unaudited)

	SHARES	VALUE (Note 3)
Hong Kong – 1.9% (continued)
Link REIT	60,382	$148,783
Mongolia Energy Corp., Ltd. †	95,406	44,021
Neo-China Land Group Holdings Ltd. †(a) (3)	6,136	917
New World Development Co., Ltd.	88,896	173,590
NWS Holdings Ltd.	26,000	51,831
PCCW Ltd. †	131,000	38,983
Sun Hung Kai Properties Ltd.	43,046	645,948
Swire Pacific Ltd. Class A	27,030	324,893
Television Broadcasts Ltd.	44,403	214,954
Wharf Holdings Ltd.	112,243	631,503
Wheelock & Co., Ltd.	96,621	284,517
Yue Yuen Industrial Holdings Ltd. (1)	106,609	370,730

		8,473,627

Ireland - 0.1%
Charter International PLC	17,293	196,972

Italy - 2.5%
Autogrill SpA †	44,551	542,195
Enel SpA	73,648	411,616
Eni SpA	216,281	5,073,156
Fiat SpA †	5,648	73,498
Intesa Sanpaolo †	45,401	169,077
Italcementi SpA	23,769	274,774
Mediaset SpA	140,579	1,207,269
Parmalat Finanziaria SpA † (a)	45,800	0
Pirelli & C. SpA †	626,333	384,934
Prysmian SpA	38,660	759,416
Telecom Italia SpA	425,055	611,147
UniCredit SpA †	513,551	1,514,239

		11,021,321

Japan - 19.6%
Aeon Mall Co., Ltd.	2,900	61,252
Aisin Seiki Co., Ltd.	9,400	282,263
Alfresa Holdings Corp.	29	1,251
Asahi Glass Co., Ltd.	104,413	1,177,698
Asahi Kasei Corp.	48,000	258,572
Asics Corp.	26,319	257,667
Astellas Pharma, Inc.	24,897	901,849
Bank of Yokohama Ltd.	39,142	192,069
Brother Industries Ltd.	12,700	153,833
Canon, Inc.	42,615	1,971,168
Canon Marketing Japan, Inc.	17,106	233,007
Central Glass Co., Ltd.	67	331
Central Japan Railway Co.	92	701,303
Chubu Electric Power Co., Inc.	38,797	970,394
Circle K Sunkus Co., Ltd.	12	149
Citizen Holdings Co., Ltd.	38,800	265,818
COMSYS Holdings Corp.	11,986	116,240
Credit Saison Co., Ltd.	55,212	856,827
Dai Nippon Printing Co., Ltd.	53,861	728,535
Daiei, Inc. †	31	133
Daifuku Co., Ltd.	255	2,011
Daito Trust Construction Co., Ltd.	2,787	134,759
Daiwa House Industry Co., Ltd.	17,295	195,486
Denki Kagaku Kogyo Kabushiki Kaisha	44,000	189,332
Doutor Nichires Holdings Co., Ltd.	5	66
Dowa Holdings Co., Ltd.	121,818	734,576
East Japan Railway Co.	28,813	2,004,726

See notes to schedule of investments.

Schedule of Investments

AQR INTERNATIONAL EQUITY FUND

March 31, 2010 (Unaudited)

	SHARES	VALUE (Note 3)
Japan - 19.6% (continued)
Ebara Corp. †	67,983	$347,623
FamilyMart Co., Ltd.	57	1,815
Fuji Electric Holdings Co., Ltd.	102,000	278,656
Fuji Heavy Industries Ltd. †	75,721	392,890
Fuji Media Holdings, Inc.	156	231,363
FUJIFILM Holdings Corp.	33,543	1,155,410
Fujikura Ltd.	167,188	964,816
Fujitsu Ltd.	288,635	1,894,821
Fukuoka Financial Group, Inc.	133,046	566,146
Funai Electric Co., Ltd.	19,067	804,504
Glory Ltd.	703	17,482
Hitachi Capital Corp.	19,310	275,187
Hitachi Chemical Co., Ltd.	10,589	229,395
Hitachi High-Technologies Corp.	19,906	457,127
Hokuhoku Financial Group, Inc.	168,812	371,121
Honda Motor Co., Ltd.	42,697	1,505,013
Hoya Corp.	21,563	593,716
IHI Corp.	268,000	490,982
ITOCHU Corp.	62,444	548,082
Itochu Techno-Solutions Corp.	2,100	69,009
Japan Real Estate Investment Corp. REIT	17	145,054
Japan Retail Fund Investment Corp. REIT	48	56,580
JFE Holdings, Inc.	14,447	582,889
JGC Corp.	43,936	784,291
JS Group Corp.	4,300	87,609
JTEKT Corp.	67,170	795,176
Kaken Pharmaceutical Co., Ltd.	23,918	197,281
Kandenko Co., Ltd.	23,894	152,007
Kaneka Corp.	130,625	847,572
Kansai Electric Power Co., Inc.	19,132	438,569
Kansai Paint Co., Ltd.	94,291	770,222
Kao Corp.	15,185	385,116
KDDI Corp.	255	1,320,088
Keisei Electric Railway Co., Ltd.	17,000	103,580
Kinden Corp.	43,564	382,282
Komatsu Ltd.	6,685	140,448
Kose Corp.	14	329
Makita Corp.	7,000	231,070
Marubeni Corp.	52,974	329,721
Mazda Motor Corp.	74,000	208,720
Medipal Holdings Corp.	10,900	129,231
Miraca Holdings, Inc.	43,106	1,315,959
Mitsubishi Corp.	59,502	1,562,506
Mitsubishi Estate Co., Ltd.	41,020	672,274
Mitsubishi Gas Chemical Co., Inc.	324	1,956
Mitsubishi UFJ Financial Group, Inc.	602,091	3,155,951
Mitsui & Co., Ltd.	147,343	2,480,865
Mitsui Chemicals, Inc.	234,211	710,056
Mitsui Engineering & Shipbuilding Co., Ltd.	265,509	662,708
Mitsui Fudosan Co., Ltd.	28,205	480,073
Mitsumi Electric Co., Ltd.	39,589	867,970
Mizuho Financial Group, Inc.	303,657	600,345
Mizuho Securities Co., Ltd.	258,185	817,528
Mochida Pharmaceutical Co., Ltd.	212	2,017
MS&AD Insurance Group Holdings, Inc.	25,300	703,613
Musashino Bank Ltd.	58	1,666
NEC Corp.	47,000	141,566
NHK Spring Co., Ltd.	73,196	672,689
Nintendo Co., Ltd.	13	4,360
Nippon Building Fund, Inc. REIT	19	163,722
Nippon Kayaku Co., Ltd.	30,000	260,910
Nippon Meat Packers, Inc.	12,000	151,819

See notes to schedule of investments.

Schedule of Investments

AQR INTERNATIONAL EQUITY FUND

March 31, 2010 (Unaudited)

	SHARES	VALUE (Note 3)
Japan - 19.6% (continued)
Nippon Mining Holdings, Inc. (3)	30,395	$142,075
Nippon Paper Group, Inc.	14,900	383,390
Nippon Shokubai Co., Ltd.	27,000	244,018
Nippon Telegraph & Telephone Corp.	19,019	800,273
Nippon Television Network Corp.	1,300	177,174
Nishi-Nippon City Bank Ltd.	80,737	238,754
Nissan Motor Co., Ltd. †	183,755	1,578,001
Nissan Shatai Co., Ltd.	28,403	226,888
Nisshin Seifun Group, Inc.	49,084	633,900
Nitto Denko Corp.	5,383	209,038
Nomura Holdings, Inc.	142,813	1,047,913
Nomura Real Estate Holdings, Inc.	3,300	50,970
Nomura Real Estate Office Fund, Inc. REIT	10	56,230
NTN Corp.	21,000	94,998
NTT DoCoMo, Inc.	709	1,079,078
Okinawa Electric Power Co., Inc.	3,453	180,382
Omron Corp.	14,937	347,451
ORIX Corp.	3,669	325,771
Osaka Gas Co., Ltd.	237,802	852,584
Otsuka Corp.	1,700	108,118
Panasonic Electric Works Co., Ltd.	90,000	1,137,713
Point, Inc.	2,791	167,384
Promise Co., Ltd.	51,433	478,191
Rengo Co., Ltd.	63,299	372,794
Resona Holdings, Inc.	25,770	326,599
Sankyo Co., Ltd.	8,924	441,785
SBI Holdings, Inc.	600	118,633
Secom Co., Ltd.	2,273	99,521
Sega Sammy Holdings, Inc.	24,000	290,783
Seino Holdings Co., Ltd.	111,837	797,555
Sekisui House Ltd.	19,000	190,172
Seven & I Holdings Co., Ltd.	22,639	547,662
Shimamura Co., Ltd.	4,600	407,816
Shinko Electric Industries Co., Ltd.	28,588	443,844
Shinsei Bank Ltd.	185,000	224,245
Sojitz Corp.	89,062	172,667
Sompo Japan Insurance, Inc. (3)	108,933	741,056
Sony Corp.	56,771	2,175,260
Stanley Electric Co., Ltd.	29,294	569,765
Sumitomo Bakelite Co., Ltd.	26,263	150,721
Sumitomo Electric Industries Ltd.	77,054	946,637
Sumitomo Heavy Industries Ltd.	130,000	784,373
Sumitomo Metal Mining Co., Ltd.	32,758	487,373
Sumitomo Mitsui Financial Group, Inc.	22,036	730,047
Sumitomo Realty & Development Co., Ltd.	13,261	253,045
Sumitomo Trust & Banking Co., Ltd.	27,075	159,138
Sysmex Corp.	2,600	152,622
Takeda Pharmaceutical Co., Ltd.	48,881	2,152,422
TDK Corp.	3,904	260,260
Toho Co., Ltd.	4,000	64,480
Toho Gas Co., Ltd.	94,627	516,682
Tokai Rika Co., Ltd.	50,699	1,042,631
Tokuyama Corp.	60,920	337,753
Tokyo Gas Co., Ltd.	241,071	1,063,317
Tokyo Steel Manufacturing Co., Ltd.	61,045	765,311
Tokyo Tatemono Co., Ltd.	14,000	50,454
Tokyu Land Corp.	26,483	101,370
Toppan Printing Co., Ltd.	15,000	135,662
Toshiba Corp. †	60,341	312,314
Toyo Seikan Kaisha Ltd.	19,761	350,166
Toyo Suisan Kaisha Ltd.	24,370	630,528
Toyota Auto Body Co., Ltd.	6,157	105,382

See notes to schedule of investments.

Schedule of Investments

AQR INTERNATIONAL EQUITY FUND

March 31, 2010 (Unaudited)

	SHARES	VALUE (Note 3)
Japan - 19.6% (continued)
Toyota Motor Corp.	74,453	$2,993,708
Toyota Tsusho Corp.	60,110	944,304
USS Co., Ltd.	11,774	800,926
West Japan Railway Co.	82	282,524
Yamada Denki Co., Ltd.	23,520	1,738,056
Yamaguchi Financial Group, Inc.	17,652	193,375
Yamaha Corp.	18,600	240,469
Yamatake Corp.	4,437	103,913
Yamato Holdings Co., Ltd.	10,060	141,588
Yamato Kogyo Co., Ltd.	16,337	543,483
Yokogawa Electric Corp.	33,711	294,453

		85,414,799

Luxembourg - 0.4%
ArcelorMittal	28,131	1,233,419
SES FDR	16,676	420,897

		1,654,316

Netherlands - 3.4%
Akzo Nobel NV	6,944	395,527
Corio NV REIT	2,174	145,083
ING Groep NV †	67,777	671,507
James Hardie Industries SE	8,198	54,614
Koninklijke DSM NV	34,449	1,534,703
Koninklijke Philips Electronics NV	44,701	1,434,291
Randstad Holding NV †	40,485	1,922,587
Royal Dutch Shell PLC Class A	134,779	3,907,620
Royal Dutch Shell PLC Class B	96,175	2,651,343
TNT NV	16,952	485,461
Unilever NV	59,667	1,805,104

		15,007,840

New Zealand - 0.0% (b)
Telecom Corp. of New Zealand Ltd.	78,357	119,912

Singapore - 1.1%
Ascendas REIT	49,637	68,056
CapitaMall Trust REIT	71,994	90,929
CapitaMalls Asia Ltd. (1) †	47,000	75,928
ComfortDelgro Corp., Ltd.	129,356	144,104
DBS Group Holdings Ltd.	81,128	827,161
Haw Par Corp., Ltd.	6,960	29,697
Jardine Cycle & Carriage Ltd.	18,066	378,772
Keppel Corp., Ltd.	103,571	674,593
Oversea-Chinese Banking Corp., Ltd.	90,479	562,302
Pacific Century Regional Developments Ltd.	22,410	3,128
SembCorp Industries Ltd.	32,017	94,269
Singapore Exchange Ltd.	29,472	160,906
Singapore Technologies Engineering Ltd.	44,265	100,786
Singapore Telecommunications Ltd.	276,524	625,510
StarHub Ltd.	1,988	3,254
United Overseas Bank Ltd.	71,097	974,279
UOL Group Ltd.	18,000	50,105

		4,863,779

Spain - 4.0%
Banco Bilbao Vizcaya Argentaria SA	230,520	3,152,369
Banco Espanol de Credito SA	32,402	341,266

See notes to schedule of investments.

Schedule of Investments

AQR INTERNATIONAL EQUITY FUND

March 31, 2010 (Unaudited)

	SHARES	VALUE (Note 3)
Spain - 4.0% (continued)
Banco Santander SA	386,955	$5,132,260
Endesa SA	74,446	2,126,800
Repsol YPF SA	34,941	827,696
Tecnicas Reunidas SA	51,294	3,222,754
Telefonica SA	105,500	2,499,785

		17,302,930

Sweden – 3.8%
Assa Abloy AB B Shares	23,740	464,336
Atlas Copco AB A Shares	81,007	1,255,490
Boliden AB	80,718	1,153,219
Electrolux AB Series B	153,610	3,518,442
Hennes & Mauritz AB B Shares	6,836	444,523
Husqvarna AB B Shares †	93,572	681,116
Investor AB B Shares	19,364	371,267
Nordea Bank AB	148,553	1,464,302
Skanska AB B Shares	59,389	1,078,697
Svenska Cellulosa AB B Shares	93,410	1,317,050
Svenska Handelsbanken AB A Shares	40,770	1,196,232
Tele2 AB B Shares	95,735	1,596,077
Telefonaktiebolaget LM Ericsson B Shares	184,368	1,933,286

		16,474,037

Switzerland – 6.8%
ABB Ltd. †	105,764	2,312,072
Adecco SA	7,427	421,643
Clariant AG †	58,996	750,981
Compagnie Financiere Richemont SA Class A	29,763	1,154,068
Credit Suisse Group AG	21,362	1,099,553
Nestle SA	172,048	8,816,084
Novartis AG	130,724	7,071,379
Roche Holding AG	22,877	3,715,466
Schindler Holding AG	11,162	981,913
Sika AG	227	383,435
Sulzer AG	10,529	1,023,454
Swiss Life Holding †	11,047	1,448,734
UBS AG †	3,650	59,378
Xstrata PLC †	27,165	514,133

		29,752,293

United Kingdom - 17.0%
Amlin PLC	33,798	199,018
Anglo American PLC †	29,327	1,276,576
AstraZeneca PLC	69,370	3,092,911
Autonomy Corp. PLC †	8,137	224,894
Aviva PLC	391,361	2,286,272
Barclays PLC	815,035	4,438,010
BBA Aviation PLC	96,384	284,529
Berkeley Group Holdings PLC †	31,072	384,058
BHP Billiton PLC	78,691	2,689,499
BP PLC	753,643	7,133,334
Brit Insurance Holdings NV	64,289	732,618
British American Tobacco PLC	25,734	887,191
British Land Co. PLC REIT	29,205	212,875
BT Group PLC	975,377	1,830,883
Burberry Group PLC	72,245	782,994
Cairn Energy PLC †	51,882	328,520
Daily Mail & General Trust PLC	149,459	1,128,567
Electrocomponents PLC	96,277	321,634

See notes to schedule of investments.

Schedule of Investments

AQR INTERNATIONAL EQUITY FUND

March 31, 2010 (Unaudited)

	SHARES	VALUE (Note 3)
United Kingdom - 17.0% (continued)
Eurasian Natural Resources Corp.	21,248	$383,931
GlaxoSmithKline PLC	143,458	2,753,638
Hays PLC	170,037	280,080
Hiscox Ltd.	111,713	567,616
HSBC Holdings PLC	462,200	4,683,886
IMI PLC	150,292	1,505,968
Imperial Tobacco Group PLC	56,552	1,725,477
International Personal Finance	198,026	722,379
Investec PLC	49,595	405,430
Johnson Matthey PLC	14,668	389,381
Kesa Electricals PLC	246,858	475,756
Kingfisher PLC	412,950	1,344,534
Land Securities Group PLC REIT	24,126	248,076
Lloyds Banking Group PLC †	923,624	877,038
Mondi PLC	268,596	1,885,782
National Grid PLC	134,901	1,313,175
Old Mutual PLC †	242,057	449,690
Pearson PLC	58,308	914,100
Persimmon PLC †	175,927	1,245,367
Petrofac Ltd.	43,327	790,165
Prudential PLC	52,584	435,009
Randgold Resources Ltd.	3,434	263,510
Reed Elsevier PLC	45,629	363,435
Rentokil Initial PLC †	105,356	209,001
Rio Tinto PLC	48,841	2,887,414
Rolls-Royce Group PLC †	83,181	753,105
Royal Bank of Scotland Group PLC †	635,088	420,704
Segro PLC REIT	49,428	240,128
Standard Chartered PLC	38,357	1,045,507
Tate & Lyle PLC	191,169	1,316,997
Tesco PLC	238,989	1,580,089
Tullow Oil PLC	33,850	642,350
Unilever PLC	174,414	5,105,900
Vodafone Group PLC	2,134,199	4,936,218
WH Smith PLC	90,792	669,544
Wolseley PLC †	41,164	994,661
WPP PLC	84,853	878,041
WS Atkins PLC	52,945	498,623

		74,436,088

TOTAL COMMON STOCKS (cost $345,630,623)		378,443,542

PREFERRED STOCK - 0.1%
Germany - 0.1%
Volkswagen AG (1) (cost $131,964)	2,843	260,570

RIGHT - 0.0% (b)
Germany - 0.0% (b)
Volkswagen AG (cost $0)	4,969	3,087

MONEY MARKET FUND - 8.3%
Dreyfus Institutional Cash Advance 99 – Institutional Class, 0.11% (c)(d) (cost $36,448,785)	36,448,785	36,448,785

OTHER INVESTMENTS - 0.0% (b)
	PAR VALUE
Commercial Paper - 0.0% (b)
Lehman Commercial Paper, Inc., 0.0% † (a) (3) (cost $453,006)	$453,006	104,191

See notes to schedule of investments.

Schedule of Investments

AQR INTERNATIONAL EQUITY FUND

March 31, 2010 (Unaudited)

VALUE (Note 3)
TOTAL INVESTMENTS - 95.1% (cost $382,664,378)	$415,260,175

OTHER ASSETS LESS LIABILITIES – 4.9% (e)	21,491,761

NET ASSETS - 100.0%	$436,751,936

INDUSTRY	VALUE	% OF NET ASSETS
Automobiles & Components	$14,701,373	3.4%
Banks	49,980,891	11.4
Capital Goods	43,342,383	9.9
Commercial & Professional Services	5,132,669	1.2
Consumer Durables & Apparel	15,480,779	3.5
Consumer Services	2,278,238	0.5
Diversified Financials	13,297,340	3.1
Energy	34,158,796	7.8
Food & Staples Retailing	3,842,817	0.9
Food, Beverage & Tobacco	25,028,763	5.7
Health Care Equipment & Services	2,482,663	0.6
Household & Personal Products	1,271,217	0.3
Insurance	17,784,954	4.1
Materials	41,135,628	9.4
Media	9,586,920	2.2
Pharmaceuticals, Biotechnology & Life Sciences	27,630,698	6.3
Real Estate	9,751,102	2.2
Retailing	8,623,702	2.0
Semiconductors & Semiconductor Equipment	1,090,949	0.2
Software & Services	1,205,135	0.3
Technology Hardware & Equipment	11,147,818	2.6
Telecommunication Services	17,935,599	4.1
Transportation	9,321,437	2.1
Utilities	12,495,029	2.9
Money Market Fund	36,448,784	8.4
Others investments	104,491	0.0

Total Investments	415,260,175	95.1
Other Assets in Excess of Liabilities	21,491,761	4.9

Net Assets	$436,751,936	100.0%

†	Non-income producing security.
*	Restricted security.
(a)	Security fair valued at March 31, 2010.
(b)	Represents less than 0.05 percent of net assets.
(c)	Represents annualized seven–day yield as of March 31, 2010.
(d)	A portion of the security is pledged as collateral at March 31, 2010.
(e)	Includes appreciation (depreciation) on options, futures contracts and forward foreign currency exchange contracts.

All securities are Level 2, unless noted otherwise in parentheses.

(1)	Level 1 security (See Note 4)
(3)	Level 3 security (See Note 4)

The following abbreviations are used in portfolio descriptions:

REIT – Real Estate Investment Trust.

FDR – Fiduciary Depositary Receipt.

See notes to schedule of investments.

SCHEDULE OF INVESTMENTS

AQR INTERNATIONAL EQUITY FUND

March 31, 2010 (Unaudited)

Open futures contracts outstanding at March 31, 2010:

NUMBER OF CONTRACTS	TYPE	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2010	NET UNREALIZED APPRECIATION/ (DEPRECIATION)

Long Positions:
371	Amsterdam Index	April 2010	$33,866,271	$34,324,941	$458,670
637	CAC40 10 EURO	April 2010	33,968,136	34,169,555	201,419
23	DAX Index	June 2010	4,673,451	4,769,662	96,211
104	IBEX 35 Index	April 2010	15,539,447	15,228,882	(310,565)
256	FTSE/MIB Index	June 2010	38,480,919	38,708,771	227,852
425	FTSE 100 Index	June 2010	36,130,308	36,184,141	53,833
29	MSCI SING Index	April 2010	1,413,480	1,409,628	(3,852)

					723,568

Short Positions:
58	HANG SENG Index	April 2010	(7,759,970)	(7,929,549)	(169,579)
1,107	OMXS30 Index	April 2010	(15,500,154)	(15,599,431)	(99,277)
260	SPI 200	June 2010	(28,852,627)	(29,101,896)	(249,269)
425	Swiss Market Index	June 2010	(27,399,149)	(27,360,584)	38,565
350	TOPIX Index	June 2010	(34,558,325)	(36,594,823)	(2,036,498)

					(2,516,058)

					$(1,792,490)

Cash held as collateral for futures contracts was $382,947 at March 31, 2010.

Forward foreign currency exchange contracts outstanding as of March 31, 2010:

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2010	NET UNREALIZED APPRECIATION/ (DEPRECIATION)

Australian Dollar, Expiring 06/16/10	The Royal Bank of Scotland	AUD	74,748,100	$66,399,670	$67,989,519	$1,589,849

British Pound, Expiring 06/16/10	The Royal Bank of Scotland	GBP	3,748,000	5,634,084	5,684,921	50,837

Danish Krone, Expiring 06/16/10	The Royal Bank of Scotland	DKK	1,438,000	263,123	260,735	(2,388)

Euro, Expiring 06/16/10	The Royal Bank of Scotland	EUR	9,343,000	12,692,916	12,619,707	(73,209)

Hong Kong Dollar, Expiring 06/17/10	The Royal Bank of Scotland	HKD	22,149,000	2,854,826	2,854,352	(474)

Japanese Yen, Expiring 06/16/10	The Royal Bank of Scotland	JPY	1,827,032,800	20,168,925	19,551,160	(617,765)

New Zealand Dollar, Expiring 06/16/10	The Royal Bank of Scotland	NZD	6,043,000	4,210,156	4,269,817	59,661

See notes to schedule of investments.

SCHEDULE OF INVESTMENTS

AQR INTERNATIONAL EQUITY FUND

March 31, 2010 (Unaudited)

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2010	NET UNREALIZED APPRECIATION/ (DEPRECIATION)
Norwegian Krone, Expiring 06/16/10	The Royal Bank of Scotland	NOK	100,848,000	$16,844,794	$16,904,935	$60,141

Singapore Dollar, Expiring 06/16/10	The Royal Bank of Scotland	SGD	2,982,300	2,117,666	2,130,994	13,328

Swedish Krona, Expiring 06/16/10	The Royal Bank of Scotland	SEK	333,301,000	46,282,023	46,167,410	(114,613)

Swiss Franc, Expiring 06/16/10	The Royal Bank of Scotland	CHF	7,297,200	6,772,551	6,925,125	152,574

				184,240,734	185,358,675	1,117,941

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2010	NET UNREALIZED APPRECIATION/ (DEPRECIATION)

British Pound, Expiring 06/16/10	The Royal Bank of Scotland	GBP	(11,536,700)	$(17,252,133)	$(17,498,726)	$(246,593)

Danish Krone, Expiring 06/16/10	The Royal Bank of Scotland	DKK	(14,049,000)	(2,535,474)	(2,547,335)	(11,861)

Euro, Expiring 06/16/10	The Royal Bank of Scotland	EUR	(54,973,600)	(74,544,796)	(74,253,529)	291,267

Hong Kong Dollar, Expiring 06/17/10	The Royal Bank of Scotland	HKD	(8,007,000)	(1,032,539)	(1,031,866)	673

Japanese Yen, Expiring 06/16/10	The Royal Bank of Scotland	JPY	(1,583,233,000)	(17,375,433)	(16,942,248)	433,185

New Zealand Dollar, Expiring 06/16/10	The Royal Bank of Scotland	NZD	(1,090,000)	(755,344)	(770,164)	(14,820)

Norwegian Krone, Expiring 06/16/10	The Royal Bank of Scotland	NOK	(74,717,000)	(12,491,379)	(12,524,651)	(33,272)

Singapore Dollar, Expiring 06/16/10	The Royal Bank of Scotland	SGD	(969,000)	(687,718)	(692,396)	(4,678)

Swedish Krona, Expiring 06/16/10	The Royal Bank of Scotland	SEK	(11,534,000)	(1,587,250)	(1,597,640)	(10,390)

Swiss Franc, Expiring 06/16/10	The Royal Bank of Scotland	CHF	(1,715,000)	(1,607,344)	(1,627,554)	(20,210)

				(129,869,410)	(129,486,109)	383,301

				$54,371,324	$55,872,566	$1,501,242

See notes to schedule of investments.

SCHEDULE OF INVESTMENTS

AQR INTERNATIONAL EQUITY FUND

March 31, 2010 (Unaudited)

AUD - Australian Dollar

GBP - British Pound

DKK - Danish Krone

EUR - Euro

HKD - Hong Kong Dollar

JPY - Japanese Yen

NZD – New Zealand Dollar

NOK – Norwegian Krone

SGD - Singapore Dollar

SEK - Swedish Krona

CHF - Swiss Franc

See notes to schedule of investments.

Schedule of Investments

AQR DIVERSIFIED ARBITRAGE FUND

March 31, 2010 (Unaudited)

	SHARES	VALUE (Note 3)
LONG INVESTMENTS – 125.9%
COMMON STOCKS – 68.3%%
Automobiles & Components – 0.4%
Exide Technologies †	249,500	$1,434,625

Banks – 1.8%
First Chester County Corp.	65,556	663,427
First Keystone Financial, Inc. †	17,055	225,979
Flagstar Bancorp, Inc. †	91,000	54,600
Harleysville National Corp.	732,601	4,908,427
Oriental Financial Group, Inc.	38,750	523,125
Orrstown Financial Services, Inc.	7,800	197,886
Sterling Bancorp	13,289	133,554

		6,706,998

Capital Goods – 3.1%
Allied Defense Group, Inc. †	87,854	633,427
Blount International, Inc. †	16,673	172,732
China Electric Motor, Inc. †	2,400	12,384
GT Solar International, Inc. †	103,064	539,025
Hubbell, Inc. Class A	2,194	105,817
K-Tron International, Inc. †	40,205	6,029,543
Portec Rail Products, Inc.	116,488	1,353,591
Rush Enterprises, Inc. Class B †	1,000	12,300
Sauer-Danfoss, Inc. †	134,570	1,787,090
Trina Solar Ltd. ADR †	31,200	761,592
Zareba Systems, Inc. †	43,010	386,230

		11,793,731

Commercial & Professional Services – 3.8%
Bowne & Co., Inc.	404,244	4,511,363
COMSYS IT Partners, Inc. †	436,307	7,626,646
Waste Services, Inc. †	249,645	2,468,989

		14,606,998

Consumer Durables – 0.7%
Lennar Corp. Class B	204,766	2,856,486

Consumer Services – 4.5%
Brink’s Home Security Holdings, Inc. †	127,931	5,443,463
Carnival Corp. (United Kingdom)	181,142	7,042,800
Landry’s Restaurants, Inc. †	2,209	39,585
Lincoln Educational Services Corp. †	54,000	1,366,200
Lodgian, Inc. †	30,227	75,568
Rubio’s Restaurants, Inc. †	44,838	354,220
VCG Holding Corp. †	34,604	83,050
Youbet.com, Inc. †	883,052	2,596,173

		17,001,059

Diversified Financials – 2.1%
Allied Capital Corp. †	731,689	3,636,495
Cardtronics, Inc. †	33,264	418,128
Janus Capital Group, Inc.	2,500	35,725
Lazard Ltd. Class A	8,400	299,880
Riskmetrics Group, Inc. †(d)	153,584	3,472,535

		7,862,763

See notes to schedule of investments.

Schedule of Investments

AQR DIVERSIFIED ARBITRAGE FUND

March 31, 2010 (Unaudited)

	SHARES	VALUE (Note 3)
Energy – 10.2%
BJ Services Co.	293,400	$6,278,759
CNX Gas Corp. †	112,403	4,276,934
CONSOL Energy, Inc.	26,000	1,109,160
Green Plains Renewable Energy, Inc. †	9,017	128,673
Omega Navigation Enterprises, Inc. Class A †	311,292	899,634
Petrobank Energy & Resources Ltd. † (Canada)	15,530	850,469
Royal Dutch Shell PLC ADR (Netherlands)	171,652	9,497,504
Scorpio Tankers, Inc. †	54,000	678,240
Sinoenergy Corp. †	186,385	296,352
Smith International, Inc.	102,063	4,370,338
West Energy Ltd. † (Canada)	334,116	1,631,680
XTO Energy, Inc.	189,538	8,942,402

		38,960,145

Food & Staples Retailing – 1.1%
Diedrich Coffee, Inc. †	100,220	3,487,656
G Willi-Food International Ltd. † (Israel)	122,602	730,708

		4,218,364

Food, Beverage & Tobacco – 0.8%
Celsius Holdings, Inc. †	209,422	716,223
Coca-Cola Enterprises, Inc.	68,665	1,899,274
Embotelladora Andina SA ADR Class A (Chile)	10,000	175,000
Molson Coors Brewing Co. Class B	3,526	148,304

		2,938,801

Health Care Equipment & Services – 0.8%
AMICAS, Inc. †	530,993	3,196,578

Household & Personal Products – 0.8%
Central Garden & Pet Co. Class A †	312,741	2,864,708
International Absorbents, Inc. † (Canada)	67,056	311,140

		3,175,848

Insurance – 0.7%
Loews Corp.	7,700	287,056
Zenith National Insurance Corp.	63,453	2,431,519

		2,718,575

Materials – 7.9%
Airgas, Inc.	15,200	967,024
BHP Billiton PLC ADR (United Kingdom)	57,088	3,906,532
Camino Minerals Corp. † (a)(3) (Canada)	481,317	75,824
China Advanced Construction Materials Group, Inc. † (China)	15,500	79,825
Corriente Resources, Inc. Class A † (Canada)	597,975	4,827,838
Golden Minerals Co. †	51,000	405,450
Graham Packaging Co., Inc. †	10,750	134,913
ICO, Inc.	439,953	3,554,820
Orient Paper, Inc. †	94,500	789,075
Quadra Mining Ltd. † (Canada)	18,322	280,517
Terra Industries, Inc.	327,177	14,971,620

		29,993,438

See notes to schedule of investments.

Schedule of Investments

AQR DIVERSIFIED ARBITRAGE FUND

March 31, 2010 (Unaudited)

	SHARES	VALUE (Note 3)
Media – 7.5%
Cablevision Systems Corp. Class A	69,766	$1,684,151
CBS Corp. Class A	9,650	134,521
Cinemark Holdings, Inc.	344	6,309
Comcast Corp. Class A	201,778	3,625,951
Discovery Communications, Inc. Class C †	322,189	9,475,578
Lions Gate Entertainment Corp. †	7,500	46,800
Madison Square Garden, Inc. Class A†	95,148	2,067,566
News Corp. Class A	576,732	8,310,708
RCN Corp. †	61,700	930,436
Viacom, Inc. Class B †(d)	71,249	2,449,541

		28,731,561

Pharmaceuticals, Biotechnology & Life Sciences– 3.6%
Bruker Corp. †	25,500	373,575
Cormedix, Inc. †	75,400	490,100
Dyax Corp. †	24,336	82,986
Indevus Pharmaceuticals Escrow † (a)(3)	6,006	7,508
Javelin Pharmaceuticals, Inc. †	806,059	1,039,816
Labopharm, Inc. † (Canada)	155,940	226,113
Lexicon Pharmaceuticals, Inc. †	41,273	61,084
Micromet, Inc. †	34,475	278,558
OSI Pharmaceuticals, Inc. †	90,532	5,391,180
Somaxon Pharmaceuticals, Inc. †	52,000	449,800
Theravance, Inc. †	26,520	353,246
Varian, Inc. †	81,399	4,214,841
Warner Chilcott PLC Class A † (Ireland)	26,000	664,300

		13,633,107

Real Estate – 1.2%
Care Investment Trust, Inc. REIT	237,738	2,120,623
First Potomac Realty Trust REIT	33,050	496,742
General Growth Properties, Inc. REIT	25,300	407,077
Hersha Hospitality Trust REIT	78,000	404,040
HRPT Properties Trust REIT	109,200	849,576
IFM Investments Ltd. ADS †	21,000	147,000

		4,425,058

Retailing – 0.5%
AutoChina International Ltd. † (China)	59,429	1,723,441
Blockbuster, Inc. Class B †	120,300	22,857

		1,746,298

Semiconductors & Semiconductor Equipment – 0.9%
Techwell, Inc. †	172,837	3,232,052
White Electronic Designs Corp. †	37,485	262,395

		3,494,447

Software & Services – 5.0%
Chordiant Software, Inc. †	60,994	309,240
infoGROUP, Inc. †	492,526	3,841,703
KIT Digital, Inc. †	33,761	434,842
Novell, Inc. †	5,400	32,346
PLATO Learning, Inc. †	17,232	95,810
SkillSoft PLC ADR † (Ireland)	919,051	9,484,607

See notes to schedule of investments.

Schedule of Investments

AQR DIVERSIFIED ARBITRAGE FUND

March 31, 2010 (Unaudited)

		SHARES	VALUE (Note 3)
Software & Services – 5.0% (continued)
Sohu.com, Inc. †		15,760	$860,496
Switch and Data Facilities Co. †		219,714	3,902,121

			18,961,165

Specified Purpose Acquisition Company – 0.7%
BPW Acquisition Corp. †		113,464	1,412,626
GSME Acquisition Partners I †		56,004	556,680
Helikos SE † (Luxembourg)		72,000	906,832

			2,876,138

Technology Hardware & Equipment – 3.5%
3Com Corp. †		538,349	4,139,904
Airvana, Inc. †		215,327	1,649,405
Molex, Inc.		364,228	6,428,624
SS&C Technologies Holdings		32,400	488,592
Viasat, Inc. †		13,000	449,930

			13,156,455

Telecommunication Services – 2.3%
Hutchison Telecommunications International Ltd. ADR †		149,656	610,596
Iowa Telecommunications Services, Inc.		308,785	5,156,709
Telephone and Data Systems, Inc. Special Shares		20,930	624,551
Telmex Internacional SAB de CV ADR (Mexico)		119,963	2,312,887

			8,704,743

Transportation – 0.5%
Baltic Trading Ltd. †		40,500	548,775
Copa Holdings SA Class A		13,000	790,399
Safe Bulkers, Inc.		52,000	406,640

			1,745,814

Utilities – 3.9%
Allegheny Energy, Inc.		417,986	9,613,678
China Hydroelectric Corp. ADS † (China)		24,500	226,625
Innergex Renewable Energy, Inc. † (Canada)		66,133	527,423
Maine & Maritimes Corp.		4,848	212,827
Southwest Water Co.		396,532	4,139,794

			14,720,347

TOTAL COMMON STOCKS (cost $248,001,249)			259,659,542

	MOODY’S RATING*
CONVERTIBLE PREFERRED STOCKS – 4.9%
Banks – 0.5%
Boston Private Capital Trust I, $50 par, 4.875% (d)	NR	3,750	114,141
Regions Financial Corp., $1,000 par, 10.000%	B+**	750	1,373,906
Wells Fargo & Co., $1,000 par, 7.500%	NR	500	488,500

			1,976,547

See notes to schedule of investments.

Schedule of Investments

AQR DIVERSIFIED ARBITRAGE FUND

March 31, 2010 (Unaudited)

	MOODY’S RATING*			SHARES	VALUE (Note 3)
Diversified Financials – 1.1%
Dole Food Automatic Common Exchange 144A, $12.50 par, 7.000% †(d)(e)	NR			3,750	$45,235
MF Global Holdings Ltd., $100 par, 9.750% (2)(d)	NR			19,550	2,223,812
SLM Corp., $50 par, 6.970%	Ba3			12,500	479,500
SLM Corp., $1,000 par, 7.250% (d)	Ba3			1,125	752,130
Sovereign Capital Trust IV, $50 par, 4.375% (d)	Baa3			21,150	687,375

					4,188,052

Energy – 0.0% (b)
Whiting Petroleum Corp., $100 par, 6.250% (d)	B**			100	19,792

Food, Beverage & Tobacco – 0.4%
Bunge Ltd. $100 par, 4.875% (d)	Ba1			15,000	1,331,250

Insurance – 0.1%
Hartford Financial Services Group, Inc., $25 par, 7.250% †	Ba2e			10,900	288,414

Materials – 2.1%
Freeport-McMoRan Copper & Gold, Inc., $100 par, 6.750%	BB**			68,525	7,931,769

Media – 0.3%
Interpublic Group of Cos., Inc. Series B, $1,000 par, 5.250%	CCC+**			1,275	1,134,750

Transportation – 0.4%
Kansas City Southern, $1,000 par, 5.125% (d)	CCC**			1,275	1,636,326

TOTAL CONVERTIBLE PREFERRED STOCKS (cost $17,233,348)					18,506,900

		INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’s)
CORPORATE BONDS – 5.9% (2)
Banks – 0.7%
General Motors Acceptance Corp., Inc.	B3	7.250%	03/02/11	$775	787,932
Royal Bank of Scotland Group PLC	Ba2	6.375%	02/01/11	1,705	1,730,479

					2,518,411

Consumer Durables – 0.0% (b)
Beazer Homes USA, Inc. (d)	Caa2	8.375%	04/15/12	50	49,875

Consumer Services – 2.1%
American Airlines	B2	6.817%	05/23/11	1,530	1,537,650
American Airlines	Ba1	7.858%	10/01/11	925	936,563
Continental Airlines	B1	7.033%	06/15/11	1,878	1,896,979
Delta Air Lines, Inc.	BB-**	7.920%	11/18/10	1,225	1,237,250
Harrah’s Operating Co., Inc.	Ca	5.500%	07/01/10	1,530	1,522,350
MGM Mirage	Caa1	8.500%	09/15/10	795	799,969

					7,930,761

See notes to schedule of investments.

Schedule of Investments

AQR DIVERSIFIED ARBITRAGE FUND

March 31, 2010 (Unaudited)

	MOODY’S RATING*	INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’s)	VALUE (Note 3)
Diversified Financials – 1.1%
CIT Group Australia Ltd. (Australia)	NR	6.000%	03/03/11	$1,400	$1,246,169
General Motors Acceptance Corp. of Canada Ltd. (Canada)	B3	6.000%	5/25/10	250	243,026
Harvest Operations Corp. (Canada)	Caa1	7.875%	10/15/11	1,225	1,243,375
Regions Financial Corp.	Ba1	7.000%	03/01/11	1,705	1,717,839

					4,450,409

Energy – 0.4%
P2021 Rig Co. (e)	NR	13.500%	12/15/13	500	507,500
RDS Ultra-Deepwater Ltd. (e)	B3	11.875%	03/15/17	845	866,125

					1,373,625

Materials – 0.1%
Appleton Papers, Inc. 144A (e)		10.500%	06/15/15	600	597,000

Media – 0.3%
Morris Publishing Group LLC	NR	10.000%	09/01/14	1,110	1,026,750

Retailing – 0.5%
GameStop Corp.	Ba1	8.000%	10/01/12	1,840	1,909,000

Telecommunication Services – 0.3%
FiberTower Corp.	NR	9.000%	01/01/16	1,355	1,138,200

Utilities – 0.4%
Mirant Americas Generation, Inc.	B3	8.300%	05/01/11	1,550	1,592,625

TOTAL CORPORATE BONDS (cost $22,404,258)					22,586,656

		RATE
CONVERTIBLE BONDS – 44.5%
Automobiles & Components – 1.7% (2)
Exide Technologies (c)(d)	CCC**	0.000%	09/18/13	650	423,865
Ford Motor Co. (d)	B3	4.250%	11/15/16	2,500	3,740,625
Ford Motor Co. (d)	B3	4.250%	12/15/36	1,500	2,265,000

					6,429,490

Banks – 0.2% (2)
CapitalSource, Inc. (d)(f)	NR	4.000%	07/15/34	625	598,438

Capital Goods – 6.2%
Barnes Group, Inc. (d)	NR	3.750%	08/01/25	150	159,000
EnPro Industries, Inc. (d)	NR	3.938%	10/15/15	3,575	3,874,406
GenCorp, Inc. 144A (e)	CCC**	4.063%	12/31/39	325	309,563
General Cable Corp. (d)	Ba3	0.875%	11/15/13	3,000	2,591,250
Icahn Enterprises, LP (c)(d)	B**	4.000%	08/15/13	650	575,250
MasTec, Inc. (d)	B**	4.000%	06/15/14	1,125	1,188,281
MasTec, Inc. 144A (d)(e)	NR	4.250%	12/15/14	2,400	2,550,000
Orbital Sciences Corp. (d)	BB**	2.438%	01/15/27	800	823,000
Terex Corp. (d)	Caa1	4.000%	06/01/15	3,000	4,665,000
Textron, Inc. (d)	BBB-**	4.500%	05/01/13	2,000	3,470,000
Titan International, Inc. 144A (d)(e)	NR	5.625%	01/15/17	1,275	1,396,125
United Rentals, Inc. (d)	NR	4.000%	11/15/15	2,000	2,130,000

					23,731,875

See notes to schedule of investments.

Schedule of Investments

AQR DIVERSIFIED ARBITRAGE FUND

March 31, 2010 (Unaudited)

	MOODY’S RATING*	RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’s)	VALUE (Note 3)
Commercial & Professional Services – 0.5% (2)
Waste Connections, Inc. (d)	BB**	3.750%	04/01/26	$1,875	$1,959,375

Consumer Durables – 3.0% (2)
D.R. Horton, Inc. (d)	Ba3	2.000%	05/15/14	2,500	2,943,750
Eastman Kodak Co. 144A (d)(e)	NR	7.000%	04/01/17	3,500	3,850,000
Jakks Pacific, Inc. 144A (d)(e)	NR	4.500%	11/01/14	2,675	2,875,625
Newell Rubbermaid, Inc. (d)	BBB**	5.500%	03/15/14	1,000	1,877,500
Palm Harbor Homes, Inc. (d)	NR	3.250%	05/15/24	70	46,900

					11,593,775

Consumer Services – 2.4% (2)
Coinstar, Inc. (d)	BB**	4.000%	09/01/14	2,150	2,305,875
Gaylord Entertainment Co. 144A (d)(e)	NR	3.750%	10/01/14	3,375	4,210,313
Regis Corp. (d)	NR	5.000%	07/15/14	2,025	2,769,187
Stewart Enterprises, Inc. (d)	Ba3	3.125%	07/15/14	25	22,406

					9,307,781

Diversified Financials – 1.2% (2)
Dollar Financial Corp. (d)	NR	2.875%	06/30/27	150	138,375
Janus Capital Group, Inc. (d)	Baa3	3.250%	07/15/14	250	315,625
Jefferies Group, Inc. (d)	Baa2	3.875%	11/01/29	100	99,375
KKR Financial Holdings LLC (d)	NR	7.000%	07/15/12	125	125,000
Leucadia National Corp. (d)	B3	3.750%	04/15/14	250	310,625
MF Global Holdings Ltd.	Baa2	9.000%	06/20/38	1,500	1,730,625
Penson Worldwide, Inc. (d)(e)	NR	8.000%	06/01/14	1,275	1,675,031
World Acceptance Corp. (d)	NR	3.000%	10/01/11	150	142,125

					4,536,781

Energy – 3.9%
Bristow Group, Inc. (2)(d)	BB**	3.000%	06/15/38	1,000	890,000
Energy XXI Gulf Coast, Inc. 144A (2)(e)(g)	Caa1	16.000%	06/15/14	2,268	2,619,791
Exterran Holdings, Inc. (2)(d)(g)	BB**	4.250%	06/15/14	800	991,000
GMX Resources, Inc. (2)(d)	NR	4.500%	05/01/15	1,875	1,507,031
Goodrich Petroleum Corp. (2)(d)	NR	5.000%	10/01/29	1,000	867,500
Hanover Compressor Co. (2)(d)	B1	4.750%	01/15/14	1,150	1,093,938
Harvest Energy Trust	NR	7.500%	05/31/15	275	281,593
International Coal Group, Inc. (2)(d)	NR	9.000%	08/01/12	225	257,906
International Coal Group, Inc. (2)(d)	B-**	4.000%	04/01/17	2,000	2,082,500
James River Coal Co. (2)(d)(e)	CCC**	4.500%	12/01/15	500	459,375
PetroBakken Energy Ltd. (Canada)	NR	3.125%	02/08/16	700	680,264
Western Refining, Inc. (2(d)	CCC+	5.750%	06/15/14	3,500	2,821,875
Willbros Group, Inc. (2)(d) (Panama)	NR	2.750%	03/15/24	125	120,000

					14,672,773

Food & Staples Retailing – 1.4% (2)
Great Atlantic & Pacific Tea Co. (d)	Caa2	6.750%	12/15/12	65	57,038
Nash Finch Co. (d)(f)	Caa1	1.631%	03/15/35	3,300	1,485,000
Rite Aid Corp. (d)	Ca	8.500%	05/15/15	3,400	3,497,749
Spartan Stores, Inc. (d)	NR	3.375%	05/15/27	475	411,469

					5,451,256

See notes to schedule of investments.

Schedule of Investments

AQR DIVERSIFIED ARBITRAGE FUND

March 31, 2010 (Unaudited)

	MOODY’S RATING*	RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’s)	VALUE (Note 3)
Food, Beverage & Tobacco – 1.5% (2)
Alliance One International, Inc. 144A (d)(e)	Caa1	5.500%	07/15/14	$2,500	$3,068,750
Vector Group Ltd. (c)(d)	NR	3.750%	11/15/14	1,767	2,021,006
Vector Group Ltd. (c)(d)	NR	3.875%	06/15/26	425	451,563

					5,541,319

Health Care Equipment & Services – 1.6% (2)
China Medical Technologies, Inc. (d) (China)	NR	3.500%	11/15/11	2,000	1,547,500
China Medical Technologies, Inc. (d) (China)	NR	4.000%	08/15/13	250	155,000
Greatbatch, Inc. (d)	NR	2.250%	06/15/13	2,000	1,802,500
Molina Healthcare, Inc. (d)	NR	3.750%	10/01/14	500	462,500
NovaMed, Inc. (d)	NR	1.000%	06/15/12	450	375,750
SonoSite, Inc. (d)	NR	3.750%	07/15/14	1,000	1,056,250
Thoratec Corp. (d)(f)	NR	1.380%	05/16/34	150	149,625
Wright Medical Group, Inc. (d)	NR	2.625%	12/01/14	575	508,156

					6,057,281

Household & Personal Products – 0.2% (2)
American Oriental Bioengineering, Inc. 144A (e)	NR	5.000%	07/15/15	1,000	813,750

Insurance – 0.3% (2)
Stewart Information Services Corp. 144A (d)(e)	NR	6.000%	10/15/14	900	1,105,290

Materials – 3.6% (2)
Alcoa, Inc. (d)	Baa3	5.250%	03/15/14	400	925,500
ArcelorMittal (d) (Luxembourg)	Baa3	5.000%	05/15/14	2,500	3,968,749
Cemex SAB de CV 144A (e) (Mexico)	NR	4.875%	03/15/15	3,200	3,300,000
Kaiser Aluminum Corp. 144A (e)	NR	4.500%	04/01/15	300	308,910
ShengdaTech Inc. 144A (d)(e) (China)	NR	6.000%	06/01/18	200	208,250
Sino-Forest Corp. 144A (d)(e) (Canada)	BB**	4.250%	12/15/16	450	510,750
Steel Dynamics, Inc. (d)	BB+**	5.125%	06/15/14	400	492,000
Sterlite Industries Ltd. (d) (India)	NR	4.000%	10/30/14	1,850	1,956,375
United States Steel Corp. (d)	Ba2	4.000%	05/15/14	1,000	2,101,250

					13,771,784

Media – 1.8% (2)
CW Media Holdings, Inc. 144A (e)(g)	Ca	13.500%	08/15/15	813	902,691
Virgin Media, Inc. 144A (d)	B**	6.500%	11/15/16	3,000	3,678,750
XM Satellite Radio, Inc. 144A (d)(e)	CCC+**	7.000%	12/01/14	2,200	2,139,500

					6,720,941

Pharmaceuticals, Biotechnology & Life Sciences – 0.6% (2)
Incyte Corp. Ltd. 144A (d)(e)	NR	4.750%	10/01/15	1,000	1,782,500
MannKind Corp. (d)	NR	3.750%	12/15/13	500	321,875

					2,104,375

Real Estate – 3.3% (2)
Annaly Capital Management, Inc. (d)	NR	4.000%	02/15/15	1,775	1,799,405
BioMed Realty, LP 144A (d) (e)	NR	3.750%	01/15/30	375	391,875
Boston Properties, Inc. (d)	A-**	3.750%	05/15/36	3,000	3,176,250
Digital Realty Trust, LP 144A (d)(e)	NR	5.500%	04/15/29	1,250	1,717,188
Forest City Enterprises, Inc. 144A (d)(e)	B**	3.625%	10/15/14	1,250	1,411,344
Host Hotels & Resorts, LP 144A (d)(e)	BB+**	2.500%	10/15/29	1,650	2,000,625
Kilroy Realty LP 144A (e)	NR	4.250%	11/15/14	775	786,625

See notes to schedule of investments.

Schedule of Investments

AQR DIVERSIFIED ARBITRAGE FUND

March 31, 2010 (Unaudited)

	MOODY’S RATING*	RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’s)	VALUE (Note 3)
Real Estate – 3.3% (2) (continued)
Lexington Realty Trust 144A (d)(e)	NR	6.000%	01/15/30	$550	$577,844
ProLogis	BBB-**	3.250%	03/15/15	100	100,500
Vornado Realty, LP(d)	Baa2	3.875%	04/15/25	400	437,500

					12,399,156

Retailing – 1.2% (2)
priceline.com, Inc. 144A (d)(e)	NR	1.250%	03/15/15	500	523,125
Sonic Automotive, Inc. (d)	B-**	5.000%	10/01/29	3,500	3,889,375

					4,412,500

Semiconductors & Semiconductor Equipment – 2.8% (2)
Micron Technology, Inc. (d)	B**	1.875%	06/01/14	2,500	2,390,625
ON Semiconductor Corp. (d)	B+**	1.875%	12/15/25	250	319,375
Photronics, Inc. (d)	NR	5.500%	10/01/14	1,500	1,871,250
Rambus, Inc. (d)	NR	5.000%	06/15/14	3,450	4,756,688
Verigy Ltd. 144A (d)(e) (Singapore)	NR	5.250%	07/15/14	1,325	1,470,750

					10,808,688

Software & Services – 1.9% (2)
Alliance Data Systems Corp. (d)	NR	1.750%	08/01/13	825	838,406
Concur Technologies, Inc. 144A (e)	NR	2.500%	04/15/15	200	200,500
Convergys Corp. (d)	BB-**	5.750%	09/15/29	1,500	1,923,750
DST Systems, Inc. (c) (d)	NR	4.125%	08/15/23	475	489,844
Equinix, Inc. (d)	B-**	4.750%	06/15/16	500	680,000
GSI Commerce, Inc. (d)	NR	2.500%	06/01/27	25	27,750
Mentor Graphics Corp. (d)	NR	6.250%	03/01/26	150	145,500
Take-Two Interactive Software, Inc. (d)	NR	4.375%	06/01/14	825	957,000
THQ, Inc. 144A (d)(e)	NR	5.000%	08/15/14	1,000	1,081,250
VeriSign, Inc. (d)	NR	3.250%	08/15/37	870	786,263
WebMD Health Corp. (d)	NR	1.750%	06/15/23	100	133,000

					7,263,263

Technology Hardware & Equipment – 2.9% (2)
Arris Group, Inc. (d)	NR	2.000%	11/15/26	650	656,500
Ciena Corp. 144A (e)	NR	4.000%	03/15/15	3,450	3,570,750
CommScope, Inc. (d)	B**	3.250%	07/01/15	3,500	4,239,375
Finisar Corp. 144A (d)(e)	NR	5.000%	10/15/29	700	1,151,500
Hutchinson Technology, Inc. (d)	NR	3.250%	01/15/26	250	212,500
TTM Technologies, Inc. (d)	BB-**	3.250%	05/15/15	1,500	1,331,250

					11,161,875

Telecommunication Services – 1.2% (2)
Alaska Communications Systems Group, Inc. (d)	NR	5.750%	03/01/13	650	611,000
Cleveland Unlimited, Inc. 144A †(c)(e)	Caa2	13.000%	12/15/10	1,830	1,765,950
Level 3 Communications, Inc. (d)	Caa3	3.500%	06/15/12	500	460,625
Level 3 Communications, Inc. (d)	CCC**	7.000%	03/15/15	1,280	1,529,600
Qwest Communications International, Inc. (d)	B1	3.500%	11/15/25	200	225,000

					4,592,175

See notes to schedule of investments.

Schedule of Investments

AQR DIVERSIFIED ARBITRAGE FUND

March 31, 2010 (Unaudited)

	MOODY’S RATING*	RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’s)	VALUE (Note 3)
Transportation – 1.1% (2)
AMR Corp. (d)	CCC+**	6.250%	10/15/14	$500	$578,125
Hertz Global Holdings, Inc. (d)	CCC+**	5.250%	06/01/14	2,500	3,531,250

					4,109,375

TOTAL CONVERTIBLE BONDS (cost $156,235,905)					169,143,316

				SHARES
CLOSED END FUNDS – 1.5%
Adams Express Co.				3,259	34,382
Advent Claymore Enhanced Growth & Income Fund				2,500	29,200
Alpine Global Premier Properties Fund				9,374	61,400
BlackRock MuniYield California Fund, Inc.				4,185	55,200
Boulder Total Return Fund, Inc. †				6,229	92,376
Central Securities Corp.				4,207	83,172
Claymore Dividend & Income Fund				155	2,175
Clough Global Allocation Fund				3,867	61,485
Clough Global Opportunities Fund				5,192	67,652
Cohen & Steers Dividend Majors Fund, Inc.				41,521	462,544
Cohen & Steers Quality Income Realty Fund, Inc.				104,144	742,547
Cohen & Steers REIT and Preferred Income Fund, Inc.				42,748	511,694
Cushing MLP Total Return Fund				94,450	859,495
Delaware Enhanced Global Dividend & Income Fund				2,651	32,422
Evergreen International Balanced Income Fund				700	9,800
First Opportunity Fund, Inc.				14,688	103,110
General American Investors Co., Inc.				3,396	84,153
H&Q Healthcare Investors				39,899	511,505
H&Q Life Sciences Investors				19,870	204,264
John Hancock Bank and Thrift Opportunity Fund				38,274	643,386
Kayne Anderson Energy Development Co.				5,167	83,499
LMP Capital and Income Fund, Inc.				8,323	89,555
Macquarie Global Infrastructure Total Return Fund, Inc.				6,230	99,306
Morgan Stanley California Insured Municipal Income Trust				1,389	17,807
Morgan Stanley Emerging Markets Debt Fund, Inc.				5,688	59,383
NFJ Dividend, Interest & Premium Strategy Fund				6,217	98,353
Nuveen California Dividend Advantage Municipal Fund				2,478	31,495
Royce Micro-Cap Trust, Inc. †				27,995	229,279
Royce Value Trust, Inc. †				21,606	255,815
Source Capital, Inc.				200	9,282
Strategic Global Income Fund, Inc.				400	4,332
Thai Fund, Inc.				2,195	21,423
Tri-Continental Corp.				21,159	259,621
Western Asset Emerging Markets Income Fund, Inc.				800	10,104
Western Asset Worldwide Income Fund, Inc.				1,444	19,133

TOTAL CLOSED END FUNDS (cost $4,838,658)					5,940,349

WARRANTS – 0.7% (b)
Automobiles & Components – 0.1%
Ford Motor Co. †				50,246	243,191

Banks – 0.6%
Signature Bank †				119,510	2,091,425
Texas Capital Bancshares, Inc. †				16,077	142,281

					2,233,706

See notes to schedule of investments.

Schedule of Investments

AQR DIVERSIFIED ARBITRAGE FUND

March 31, 2010 (Unaudited)

	SHARES	VALUE (Note 3)
Food Beverage & Tobacco – 0.0% (b)
Celsius Holdings, Inc. †	52,500	$53,025

Specified Purpose Acquisition Company – 0.0% (b)
BPW Acquisition Corp. †	45,555	76,988
GSME Acquisition Partners I †	56,004	17,921
Helikos SE †	72,000	102,110

		197,019

Utilities – 0.0% (b)
China Hydroelectric Corp. † (China)	24,500	21,560

TOTAL WARRANTS (cost $2,763,730)		2,748,501

MONEY MARKET FUND – 0.1% (2)
Dreyfus Institutional Cash Advance Fund 99 – Institutional Class 0.11% (i) (cost $360,000)	360,000	360,000

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT (cost $451,837,148)		478,945,264

SECURITIES SOLD SHORT – (64.0)%
COMMON STOCKS – (63.1)%
Automobiles & Components – (1.3)%
Exide Technologies †	(19,558)	(112,459)
Ford Motor Co. †	(387,160)	(4,866,601)

		(4,979,060)

Banks – (1.9)%
Banco Santander SA ADR (Spain)	(5,999)	(79,607)
Bryn Mawr Bank Corp.	(12,287)	(223,009)
First Niagara Financial Group, Inc.	(351,630)	(5,000,179)
Regions Financial Corp.	(151,671)	(1,190,617)
Tower Bancorp, Inc.	(29,697)	(794,989)

		(7,288,401)

Capital Goods – (4.2)%
Barnes Group, Inc.	(3,820)	(74,299)
EnPro Industries, Inc. †	(83,698)	(2,433,938)
GenCorp, Inc. †	(25,783)	(148,510)
General Cable Corp. †	(29,491)	(796,257)
Hubbell, Inc. Class B	(2,194)	(110,643)
Icahn Enterprises, LP	(1,928)	(91,580)
MasTec, Inc. †	(161,816)	(2,040,500)
Orbital Sciences Corp. †	(18,913)	(359,536)
Rush Enterprises, Inc. Class A †	(1,000)	(13,210)
Terex Corp. †	(147,759)	(3,355,607)
Textron, Inc.	(134,000)	(2,844,820)
Titan International, Inc.	(109,185)	(953,185)
Tyco International Ltd. †	(35,627)	(1,362,733)
United Rentals, Inc. †	(148,399)	(1,391,983)

		(15,976,801)

See notes to schedule of investments.

Schedule of Investments

AQR DIVERSIFIED ARBITRAGE FUND

March 31, 2010 (Unaudited)

	SHARES	VALUE (Note 3)
Commercial & Professional Services – (1.6)%
IESI-BFC Ltd. (Canada)	(145,534)	$(2,495,908)
Manpower, Inc.	(59,213)	(3,382,247)
Waste Connections, Inc. †	(8,841)	(300,240)

		(6,178,395)

Consumer Durables – (2.8)%
D.R. Horton, Inc.	(128,254)	(1,616,000)
Eastman Kodak Co. †	(396,764)	(2,297,264)
JAKKS Pacific, Inc. †	(128,485)	(1,676,729)
Lennar Corp. Class A	(204,766)	(3,524,023)
Newell Rubbermaid, Inc.	(107,541)	(1,634,623)

		(10,748,639)

Consumer Services – (4.1)%
Carnival PLC ADR (United Kingdom)	(181,142)	(7,415,953)
Churchill Downs, Inc.	(53,022)	(1,988,325)
Coinstar, Inc. †	(35,664)	(1,159,080)
Gaylord Entertainment Co. †	(100,250)	(2,936,322)
Regis Corp.	(107,359)	(2,005,466)
Stewart Enterprises, Inc. Class A	(836)	(5,225)

		(15,510,371)

Diversified Financials – (2.3)%
Ares Capital Corp.	(239,228)	(3,550,144)
Dollar Financial Corp. †	(2,123)	(51,079)
Jefferies Group, Inc.	(1,543)	(36,523)
KKR Financial Holdings LLC	(700)	(5,747)
Leucadia National Corp. †	(8,880)	(220,313)
MF Global Holdings Ltd. †	(274,698)	(2,216,813)
MSCI, Inc. Class A †	(27,668)	(998,815)
Penson Worldwide, Inc. †	(107,887)	(1,086,422)
SLM Corp. †	(49,850)	(624,122)
World Acceptance Corp. †	(885)	(31,931)

		(8,821,909)

Energy – (9.5)%
Baker Hughes, Inc.	(118,380)	(5,544,919)
Boardwalk Pipeline Partners, LP	(2,300)	(68,448)
Bristow Group, Inc. †	(10,248)	(386,657)
Daylight Resources Trust (Canada)	(110,733)	(1,146,961)
Diamond Offshore Drilling, Inc.	(1,240)	(110,124)
Exterran Holdings, Inc. †	(37,980)	(917,977)
Exxon Mobil Corp.	(134,591)	(9,014,905)
GMX Resources, Inc. †	(62,992)	(517,794)
Goodrich Petroleum Corp. †	(16,317)	(255,198)
International Coal Group, Inc. †	(238,857)	(1,091,576)
James River Coal Co. †	(14,742)	(234,398)
PetroBakken Energy Ltd. (Canada)	(9,881)	(258,006)
Petrobank Energy & Resources Ltd. † Class A (Canada)	(15,531)	(850,524)
Royal Dutch Shell PLC ADR (Netherlands)	(171,652)	(9,931,785)
Schlumberger Ltd. (Netherlands)	(71,148)	(4,515,052)
Western Refining, Inc. †	(207,945)	(1,143,697)
Whiting Petroleum Corp. †	(214)	(17,300)
Willbros Group, Inc. † (Panama)	(2,941)	(35,321)

		(36,040,642)

See notes to schedule of investments.

Schedule of Investments

AQR DIVERSIFIED ARBITRAGE FUND

March 31, 2010 (Unaudited)

	SHARES	VALUE (Note 3)
Food & Staples Retailing – (0.5)%
Nash Finch Co.	(14,392)	$(484,291)
Rite Aid Corp. †	(1,018,079)	(1,527,118)
Spartan Stores, Inc.	(2,154)	(31,061)

		(2,042,470)

Food, Beverage & Tobacco – (0.9)%
Alliance One International, Inc. †	(409,418)	(2,083,938)
Bunge Ltd.	(10,526)	(648,717)
Dole Food Co., Inc. †	(2,221)	(26,319)
Embotelladora Andina SA ADR Class B (Chile)	(10,000)	(204,200)
Mead Johnson Nutrition Co.	(1)	(52)
Vector Group Ltd.	(31,020)	(478,639)

		(3,441,865)

Health Care Equipment & Services – (0.5)%
China Medical Technologies, Inc. ADR (China)	(18,969)	(258,358)
Greatbatch, Inc. †	(19,214)	(407,145)
Molina Healthcare, Inc. †	(5,667)	(142,638)
NovaMed, Inc. †	(38,120)	(129,608)
SonoSite, Inc. †	(18,367)	(589,764)
Thoratec Corp. †	(4,135)	(138,316)
Wright Medical Group, Inc. †	(6,861)	(121,920)

		(1,787,749)

Household & Personal Products – (0.9)%
American Oriental Bioengineering, Inc. †	(71,223)	(290,590)
Central Garden and Pet Co. †	(312,741)	(3,086,754)

		(3,377,344)

Insurance – (0.2)%
CNA Financial Corp. †	(4,275)	(114,228)
Stewart Information Services Corp.	(54,849)	(756,916)

		(871,144)

Materials – (7.8)%
A Schulman, Inc. Class A	(80,930)	(1,980,357)
Airgas, Inc.	(7,500)	(477,150)
Alcoa, Inc.	(56,555)	(805,343)
ArcelorMittal (Luxembourg)	(60,555)	(2,658,970)
BHP Billiton Ltd. ADR (Australia)	(57,088)	(4,585,308)
Cemex SAB de CV ADR † (Mexico)	(49,625)	(506,671)
CF Industries Holdings, Inc.	(19,534)	(1,781,110)
FNX Mining Co., Inc. † (Canada)	(21,082)	(281,675)
Freeport-McMoRan Copper & Gold, Inc.	(91,362)	(7,632,381)
ShengdaTech, Inc. † (China)	(11,113)	(83,236)
Sino-Forest Corp. † (Canada)	(18,609)	(364,613)
Steel Dynamics, Inc.	(16,140)	(281,966)
Sterlite Industries Ltd. ADR (India)	(53,850)	(1,002,148)
Terra Industries, Inc.	(122,200)	(5,591,872)
United States Steel Corp.	(27,980)	(1,777,290)

		(29,810,090)

See notes to schedule of investments.

Schedule of Investments

AQR DIVERSIFIED ARBITRAGE FUND

March 31, 2010 (Unaudited)

	SHARES	VALUE (Note 3)
Media – (8.0)%
CBS Corp. Class B	(9,650)	$(134,521)
Comcast Corp. Class A	(201,778)	(3,797,462)
Discovery Communications, Inc. Class A †	(322,189)	(10,886,766)
Interpublic Group of Cos., Inc. †	(53,736)	(447,084)
News Corp. Class B	(576,732)	(9,810,211)
Sirius XM Radio, Inc. †	(850,745)	(740,574)
Viacom, Inc. Class A †	(71,249)	(2,613,413)
Virgin Media, Inc.	(118,695)	(2,048,675)

		(30,478,706)

Pharmaceuticals, Biotechnology & Life Sciences – (1.2)%
Bristol-Myers Squibb Co.	(1)	(27)
Incyte Corp. †	(104,765)	(1,462,519)
MannKind Corp. †	(10,817)	(70,960)
Myriad Pharmaceuticals, Inc. †	(227,868)	(1,029,963)
OSI Pharmaceuticals, Inc. †	(30,800)	(1,834,140)

		(4,397,609)

Real Estate – (1.7)%
Annaly Capital Management, Inc. REIT	(57,136)	(981,596)
BioMed Realty Trust, Inc. REIT	(13,577)	(224,564)
Boston Properties, Inc. REIT	(12,300)	(927,912)
Digital Realty Trust, Inc. REIT	(22,050)	(1,195,110)
Forest City Enterprises, Inc. Class A † (Canada)	(44,759)	(644,977)
Host Hotels & Resorts, Inc. REIT	(99,975)	(1,464,634)
Kilroy Realty Corp. REIT	(12,906)	(398,021)
Lexington Realty Trust REIT	(52,435)	(341,352)
Vornado Realty Trust REIT	(2,108)	(159,576)

		(6,337,742)

Retailing – (0.8)%
Blockbuster, Inc. Class A †	(120,300)	(30,376)
priceline.com, Inc. †	(1,024)	(261,120)
RadioShack Corp.	(582)	(13,171)
Sonic Automotive, Inc. Class A †	(200,097)	(2,201,067)
Talbots, Inc. †	(39,597)	(513,177)

		(3,018,911)

Semiconductors & Semiconductor Equipment – (1.8)%
Micron Technology, Inc. †	(112,350)	(1,167,316)
ON Semiconductor Corp. †	(28,055)	(224,440)
Photronics, Inc. †	(249,421)	(1,269,553)
Rambus, Inc. †	(144,666)	(3,160,952)
Verigy Ltd. † (Singapore)	(71,331)	(797,481)

		(6,619,742)

Software & Services – (2.2)%
Alliance Data Systems Corp. †	(6,103)	(390,531)
Changyou.com Ltd. ADR † (China)	(14,657)	(451,436)
Convergys Corp. †	(116,737)	(1,431,196)
DST Systems, Inc.	(5,087)	(210,856)
Equinix, Inc. †	(40,593)	(3,951,323)
GSI Commerce, Inc. †	(537)	(14,859)
Mentor Graphics Corp. †	(901)	(7,226)

See notes to schedule of investments.

Schedule of Investments

AQR DIVERSIFIED ARBITRAGE FUND

March 31, 2010 (Unaudited)

				SHARES	VALUE (Note 3)
Software & Services – (2.2)% (continued)
Take-Two Interactive Software, Inc. †				(58,813)	$(579,308)
THQ, Inc. †				(91,630)	(642,326)
VeriSign, Inc. †				(23,561)	(612,822)
WebMD Health Corp. †				(2,195)	(101,804)

					(8,393,687)

Technology Hardware & Equipment – (3.4)%
Arris Group, Inc. †				(24,505)	(294,305)
Ciena Corp. †				(46,912)	(714,939)
CommScope, Inc. †				(105,682)	(2,961,210)
Finisar Corp. †				(58,333)	(916,411)
Molex, Inc.				(364,228)	(7,597,796)
TTM Technologies, Inc. †				(62,990)	(559,351)

					(13,044,012)

Telecommunication Services – (1.5)%
Alaska Communications Systems Group, Inc.				(16,094)	(130,683)
America Movil SAB de CV ADR Series L (Mexico)				(20,895)	(1,051,854)
Level 3 Communications, Inc. †				(604,485)	(979,266)
Qwest Communications International, Inc.				(27,160)	(141,775)
Telephone and Data Systems, Inc.				(20,930)	(708,481)
Windstream Corp.				(246,355)	(2,682,806)

					(5,694,865)

Transportation – (1.1)%
AMR Corp. †				(44,920)	(409,221)
Hertz Global Holdings, Inc. †				(262,380)	(2,621,176)
Kansas City Southern †				(33,807)	(1,222,799)

					(4,253,196)

Utilities – (2.9)%
FirstEnergy Corp.				(278,913)	(10,902,709)

TOTAL COMMON STOCKS SOLD SHORT (proceeds $219,335,457)					(240,016,059)

	MOODY’S RATING*	RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’s)
CONVERTIBLE BONDS – 0.2%
Food Beverage & Tobacco – 0.2%
Molson Coors Brewing Co. (proceeds $606,433)	BBB-	2.500%	07/30/13	$(550)	(597,438)

				SHARES
CLOSED END FUNDS SOLD SHORT – 0.6%
iShares Dow Jones US Consumer Goods Sector Index Fund				(21,923)	(1,293,238)
SPDR Barclays Capital High Yield Bond ETF				(27,192)	(1,081,970)

TOTAL CLOSED END FUNDS SOLD SHORT (proceeds $2,385,928)					(2,375,208)

OPEN END FUND SOLD SHORT – 0.1%
Innergex Power Income Fund (Canada) (proceeds $519,328)				(45,817)	(554,865)

See notes to schedule of investments.

Schedule of Investments

AQR DIVERSIFIED ARBITRAGE FUND

March 31, 2010 (Unaudited)

VALUE (Note 3)
TOTAL SECURITIES SOLD SHORT (proceeds $222,847,146)	$(243,543,570)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT – 61.9% (cost $228,990,002)	235,401,693

OTHER ASSETS IN EXCESS OF LIABILITIES – 38.1% (h)	144,950,686

NET ASSETS – 100.0%	$380,352,380

All securities are United States companies, unless noted otherwise in parentheses.

*	The rating reflected is as March 31, 2010. Rating of certain bonds may have changed subsequent to that date.
**	S &P Rating provided.
†	Non income-producing security.
(a)	Security fair valued at March 31, 2010
(b)	Represents less than 0.05 percent of net assets.
(c)	Indicates a variable rate security. The interest rate shown represents the interest rate at March 31, 2010.
(d)	All or a portion of this security has been segregated as collateral for securities sold short and can be sold or re-pledged subject to the broker’s right to re-hypothecate. At March 31, 2010, the value of these securities was $155,347,498.
(e)	Private Placement security
(f)	Represents a step bond. The rate shown reflects the interest rate at March 31, 2010.
(g)	Represents a pay-in-kind bond.
(h)	Includes appreciation (depreciation) on options contracts, futures contracts and forward foreign currency exchange contracts.
(i)	Represents annualized seven-day yield as of March 31, 2010.

All securities are Level 1, unless noted otherwise in parentheses.

(1)	Level 1 security (See Note 4)
(3)	Level 3 security (See Note 4)

The following abbreviations are used in portfolio descriptions:

144A – Restricted Security

ADR – American Depositary Receipt

ADS – American Depositary Shares

ETF – Exchange Traded Fund

FDR – Fiduciary Depositary Receipt.

NR – Not Rated by Moody’s nor Standard & Poor’s.

REIT – Real Estate Investment Trust

See notes to schedule of investments.

Schedule of Investments

AQR DIVERSIFIED ARBITRAGE FUND

March 31, 2010 (Unaudited)

Open Put Options contracts outstanding at March 31, 2010:

SHARES	TYPE	COUNTERPARTY	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2010	NET UNREALIZED APPRECIATION (DEPRECIATION)

7	3COM Corp (exercise price $7.50)	Goldman Sachs	July 17, 2010	$214	$228	$14
279	Talbots, Inc. (exercise price $17.50)	Goldman Sachs	May 22, 2010	181,629	142,290	(39,339)

				$181,843	$142,518	$(39,325)

Open Written Options contracts outstanding at March 31, 2010:

SHARES	TYPE	COUNTERPARTY	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2010	NET UNREALIZED APPRECIATION (DEPRECIATION)

500	3COM Corp. (exercise price $7.50)	Goldman Sachs	April 17, 2010	$(12,130)	$(12,500)	$(370)
77	Airgas, Inc. (exercise price $60)	Goldman Sachs	April 17, 2010	(31,493)	(29,645)	1,848
134	General Growth Properties (exercise price $12.50)	Goldman Sachs	April 19, 2010	(55,849)	(48,240)	7,609
119	General Growth Properties (exercise price $15)	Goldman Sachs	April 17, 2010	(27,022)	(19,040)	7,982
75	Lions Gate Entertainment Corp. (exercise price $5)	Goldman Sachs	June 19, 2010	(8,737)	(11,250)	(2,513)
54	Novell, Inc. (exercise price $6)	Goldman Sachs	April 17, 2010	(783)	(810)	(27)
597	OSI Pharmaceuticals, Inc. (exercise price $55)	Goldman Sachs	April 17, 2010	(235,410)	(295,515)	(60,105)
617	RCN Corp. (exercise price $15)	Goldman Sachs	April 17, 2010	(30,233)	(15,425)	14,808
284	SkillSoft Plc (exercise price $10)	Goldman Sachs	May 22, 2010	(22,436)	(15,620)	6,816
279	Talbots, Inc. (exercise price $17.50)	Goldman Sachs	May 22, 2010	(3,906)	(2,790)	1,116

				$(427,999)	$(450,835)	$(22,836)

Credit default swap contract-buy protection outstanding as of March 31,2010:

COUNTERPARTY	REFERENCE ENTITY	FIXED ANNUAL RATE PAID BY FUND	NOTIONAL AMOUNT	UPFRONT PREMIUM PAID	TERMINATION DATE	NET UNREALIZED APPRECIATION

Deutsche Bank	Markit CDX North America High Yield Index - Series 14	2.175%	$5,950,000	$101,640	06/20/2015	$26,805

Open futures contracts outstanding at March 31, 2010:

NUMBER OF CONTRACTS	TYPE	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2010	NET UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts:
720	CME E-Muni S&P 500 Index	June 2010	$(41,470,409)	$(41,947,200)	$(476,791)
1	CBT US 10YR Note	June 2010	(116,025)	(116,250)	(225)
53	CBT US 2YR Note	June 2010	(11,502,252)	(11,498,516)	3,736
306	CBT US 5YR Note	June 2010	(35,317,742)	(35,142,188)	175,554

					$(297,726)

Cash held as collateral with broker for futures contracts was $4,683,881 at March 31, 2010.

See notes to schedule of investments.

AQR DIVERSIFIED ARBITRAGE FUND

Schedule of Investments

March 31, 2010 (Unaudited)

Forward foreign currency exchange contracts outstanding as of March 31, 2010:

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2010	NET UNREALIZED DEPRECIATION

Australian Dollar, Expiring 06/16/2010	The Royal Bank of Scotland	AUD	(1,526,000)	$(1,294,811)	$(1,344,158)	$(49,347)

Canadian Dollar, Expiring 06/16/2010	The Royal Bank of Scotland	CAD	(257,500)	(250,755)	(253,528)	(2,773)

Canadian Dollar, Expiring 06/16/2010	The Royal Bank of Scotland	CAD	(477,745)	(470,147)	(470,374)	(227)

Canadian Dollar, Expiring 06/16/2010	The Royal Bank of Scotland	CAD	(5,142,585)	(5,042,195)	(5,063,319)	(21,124)

Hong Kong Dollar, Expiring 06/16/2010	The Royal Bank of Scotland	HKD	(4,938,648)	(635,850)	(636,220)	(370)

Mexican Nuevo Peso, Expiring 06/16/2010	The Royal Bank of Scotland	MXN	(19,426,266)	(1,479,044)	(1,558,190)	(79,146)

				$(9,172,802)	$(9,325,789)	$(152,987)

AUD — Australian Dollar

CAD — Canadian Dollar

HKD — Hong Kong Dollar

MXN — Mexican Nuevo Peso

See notes to schedule of investments.

Consolidated Schedule of Investments

AQR MANAGED FUTURES STRATEGY FUND

March 31, 2010 (Unaudited)

	SHARES	VALUE (Note 3)
MONEY MARKET FUNDS – 89.1%
Dreyfus Institutional Cash Advance Fund – Institutional Class, 0.11% (a)	46,567,180	$46,567,180
UBS Select Price - Institutional Class, 0.09% (a)	19,000,000	19,000,000

TOTAL INVESTMENTS—89.1% (cost $65,567,180)		65,567,180

OTHER ASSETS LESS LIABILITIES – 10.9% (b)		8,027,315

NET ASSETS– 100.0%		$73,594,495

(a)	Represents annualized seven–day yield as of March 31, 2010.
(b)	Includes appreciation (depreciation) on futures contracts and forward foreign currency exchange contracts.

All securities are Level 2.

Open futures contracts outstanding at March 31, 2010:

NUMBER OF CONTRACTS	TYPE	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2010	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions:
57	10-Year Mini JGB	June 2010	$8,492,192	$8,419,221	$(72,971)
24	Amsterdam Index	April 2010	2,190,250	2,220,481	30,231
14	Brent FIN Last Day	May 2010	1,129,740	1,157,800	28,060
73	CAC40 10 Euro	April 2010	3,894,095	3,915,820	21,725
35	CBT Us 2Yr Note	June 2010	7,594,552	7,593,360	(1,192)
35	CBT Us 5Yr Note	June 2010	4,036,809	4,019,531	(17,278)
16	CBT Us 5Yr Note	June 2010	1,841,260	1,837,500	(3,760)
31	Cotton No.2 Future	May 2010	1,226,284	1,248,525	22,241
17	DAX Index	June 2010	3,471,836	3,525,402	53,566
42	Euro-Buxl 30Year Bond	June 2010	5,672,158	5,751,047	78,889
76	Euro-Bobl	June 2010	11,989,751	12,018,261	28,510
26	Euro-Bobl	June 2010	4,101,397	4,111,510	10,113
61	Euro Fund	June 2010	10,115,479	10,162,822	47,343
6	Euro-Schatz	June 2010	880,618	881,102	484
115	Euro-Schatz	June 2010	16,876,627	16,887,781	11,154
17	FTSE 100 Index	June 2010	1,445,492	1,447,366	1,874
17	FTSE/MIB Index	June 2010	2,594,941	2,570,505	(24,436)
84	FUSF00 E-Mini	June 2010	4,834,277	4,893,840	59,563
14	Globex Crude Oil	May 2010	1,151,160	1,172,640	21,480
2	Globex Heat Oil	May 2010	177,643	183,036	5,393
2	Globex RBOB Gasoline	May 2010	191,432	193,805	2,373
8	IBEX 35 Index	April 2010	1,193,841	1,171,453	(22,388)
6	LME Copper Future	June 2010	1,121,138	1,168,275	47,137
6	LME Nickel Future	June 2010	752,111	900,000	147,889
15	LME PRI Aluminum Future	June 2010	826,624	869,531	42,907
1	Silver Future	May 2010	87,586	87,630	44
41	SPI 200	June 2010	4,555,009	4,589,145	34,136
15	Sugar #11 (World)	April 2010	290,840	278,712	(12,128)
56	Topix Index	June 2010	5,520,577	5,855,172	334,595
2	US 10-Year Note	June 2010	233,899	232,500	(1,399)

					$874,155

See notes to schedule of investments.

Consolidated Schedule of Investments

AQR MANAGED FUTURES STRATEGY FUND

March 31, 2010 (Unaudited)

Open futures contracts outstanding at March 31, 2010:

NUMBER OF CONTRACTS	TYPE	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2010	NET UNREALIZED APPRECIATION (DEPRECIATION)
Short Positions:
53	Australia 10-Year Bond	June 2010	$(4,961,071)	$(4,942,108)	$18,963
81	Australia 3-Year Bond	June 2010	(7,576,514)	(7,557,028)	19,486
40	Canada 10-Year Bond	June 2010	(4,628,005)	(4,627,185)	820
19	CBT US Long Bond	June 2010	(2,207,740)	(2,206,375)	1,365
13	Cocoa Futures	May 2010	(371,892)	(385,970)	(14,078)
14	Coffee “C” Futures	May 2010	(683,913)	(714,788)	(30,875)
122	Corn Futures	May 2010	(2,252,200)	(2,104,500)	147,700
1	Gold 100 OZ Futures	June 2010	(109,435)	(111,450)	(2,015)
16	Lean Hogs Futures	June 2010	(514,748)	(530,560)	(15,812)
4	LME Zinc Futures	June 2010	(222,815)	(237,125)	(14,310)
6	Long Gilt	June 2010	(1,041,305)	(1,044,797)	(3,492)
68	Natural Gas Futures	May 2010	(759,850)	(657,730)	102,120
11	Soybean Futures	May 2010	(521,197)	(517,550)	3,647
8	Soybean Meal Futures	May 2010	(214,017)	(212,640)	1,377
5	Soybean Oil Futures	May 2010	(117,735)	(114,930)	2,805
63	Wheat Futures	May 2010	(1,562,335)	(1,419,075)	143,260

					360,961

					$1,235,116

Cash held as collateral with broker for futures contracts was $1,819,070 at March 31, 2010.

Forward foreign currency exchange contracts outstanding as of March 31, 2010:

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2010	NET UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 06/16/10	The Royal Bank of Scotland	AUD	18,038,000	$16,195,938	$16,407,039	$211,101

British Pound, Expiring 06/16/10	The Royal Bank of Scotland	GBP	15,539,000	23,628,685	23,569,366	(59,319)

Canadian Dollar, Expiring 06/16/10	The Royal Bank of Scotland	CAD	5,549,000	5,346,641	5,463,023	116,382

Euro, Expiring 06/16/10	The Royal Bank of Scotland	EUR	11,679,000	15,931,528	15,774,971	(156,557)

Japanese Yen, Expiring 06/16/10	The Royal Bank of Scotland	JPY	1,263,272,000	14,053,097	13,518,330	(534,767)

Norwegian Krone, Expiring 06/16/10	The Royal Bank of Scotland	NOK	79,030,000	13,237,201	13,247,630	10,429

Swedish Krona, Expiring 06/16/10	The Royal Bank of Scotland	SEK	83,736,000	11,621,562	11,598,748	(22,814)

Swiss Franc, Expiring 06/16/10	The Royal Bank of Scotland	CHF	26,693,001	24,771,450	25,331,958	560,508

				124,786,102	124,911,065	124,963

See notes to schedule of investments.

Consolidated Schedule of Investments

AQR MANAGED FUTURES STRATEGY FUND

March 31, 2010 (Unaudited)

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2010	NET UNREALIZED APPRECIATION (DEPRECIATION)

British Pound, Expiring 06/16/10	The Royal Bank of Scotland	GBP	(13,796,000)	$(20,735,834)	$(20,925,605)	$(189,771)

Canadian Dollar, Expiring 06/16/10	The Royal Bank of Scotland	CAD	(876,000)	(828,314)	(862,427)	(34,113)

Euro, Expiring 06/16/10	The Royal Bank of Scotland	EUR	(37,942,000)	(51,511,248)	(51,248,734)	262,514

Japanese Yen, Expiring 06/16/10	The Royal Bank of Scotland	JPY	(1,567,563,000)	(17,219,183)	(16,774,562)	444,621

New Zealand Dollar, Expiring 06/16/10	The Royal Bank of Scotland	NZD	(11,042,000)	(7,621,460)	(7,801,972)	(180,512)

Norwegian Krone, Expiring 06/16/10	The Royal Bank of Scotland	NOK	(2,713,000)	(456,679)	(454,774)	1,905

Swedish Krona, Expiring 06/16/10	The Royal Bank of Scotland	SEK	(46,165,000)	(6,420,728)	(6,394,576)	26,152

Swiss Franc, Expiring 06/16/10	The Royal Bank of Scotland	CHF	(13,422,000)	(12,662,719)	(12,737,629)	(74,910)

				(117,456,165)	(117,200,279)	255,886

				$7,329,937	$7,710,786	$380,849

AUD — Australian Dollar

GBP — British Pound

CAD — Canadian Dollar

EUR — European Dollar

JPY — Japanese Yen

NZD — New Zealand Dollar

NOK — Norwegian Krone

SEK — Swedish Krona

CHF — Swiss Franc

See notes to schedule of investments.

Schedule of Investments

AQR MOMENTUM FUND

March 31, 2010 (Unaudited)

	SHARES	VALUE (Note 3)
COMMON STOCKS - 99.6%
Automobiles & Components - 3.2%
BorgWarner, Inc. †	500	$19,090
Dana Holding Corp. †	600	7,128
Ford Motor Co. †	10,143	127,498
Gentex Corp.	600	11,652
Goodyear Tire & Rubber Co. †	1,100	13,904
Harley-Davidson, Inc.	700	19,649
Johnson Controls, Inc.	2,300	75,877
TRW Automotive Holdings Corp. †	400	11,432

		286,230

Banks - 9.4%
CapitalSource, Inc.	2,300	12,857
Comerica, Inc.	1,100	41,844
East West Bancorp, Inc.	800	13,936
Fifth Third Bancorp	3,400	46,206
First Horizon National Corp. †	280	3,934
Huntington Bancshares, Inc.	4,000	21,480
M&T Bank Corp.	800	63,504
PNC Financial Services Group, Inc.	1,900	113,430
SunTrust Banks, Inc.	2,100	56,259
SVB Financial Group †	500	23,330
Wells Fargo & Co.	13,700	426,344
Zions Bancorp.	900	19,638

		842,762

Capital Goods - 10.2%
Armstrong World Industries, Inc. †	100	3,631
BE Aerospace, Inc. †	400	12,180
Boeing Co.	2,300	167,003
Bucyrus International, Inc.	200	13,198
Carlisle Cos., Inc.	300	11,430
Caterpillar, Inc.	2,000	125,700
Cooper Industries PLC	700	33,558
Cummins, Inc.	500	30,975
Deere & Co.	1,300	77,298
Eaton Corp.	500	37,885
Flowserve Corp.	200	22,054
General Dynamics Corp.	1,300	100,360
GrafTech International Ltd. †	600	8,202
Hubbell, Inc. Class B	100	5,043
Joy Global, Inc.	300	16,980
Manitowoc Co., Inc.	500	6,500
Masco Corp.	1,200	18,624
Oshkosh Corp. †	300	12,102
Owens Corning, Inc. †	600	15,264
Pall Corp.	500	20,245
Parker Hannifin Corp.	600	38,844
Precision Castparts Corp.	500	63,355
Rockwell Automation, Inc.	500	28,180
Spirit AeroSystems Holdings, Inc. Class A †	500	11,690
Terex Corp. †	400	9,084
Textron, Inc.	1,000	21,230

		910,615

Commercial & Professional Services - 0.2%
R.R. Donnelley & Sons Co.	800	17,080

See notes to schedule of investments.

Schedule of Investments

AQR MOMENTUM FUND

March 31, 2010 (Unaudited)

	SHARES	VALUE (Note 3)
Consumer Durables & Apparel - 2.9%
Coach, Inc.	1,107	$43,749
Fortune Brands, Inc.	500	24,255
Hanesbrands, Inc. †	300	8,346
Harman International Industries, Inc.	200	9,356
Jarden Corp.	400	13,316
Lennar Corp. Class A	400	6,884
Mattel, Inc.	1,352	30,744
Newell Rubbermaid, Inc.	700	10,640
Phillips-Van Heusen Corp.	200	11,472
Polo Ralph Lauren Corp.	400	34,016
Stanley Black & Decker, Inc.	400	22,964
Tempur-Pedic International, Inc. †	300	9,048
Tupperware Brands Corp.	300	14,466
Whirlpool Corp.	200	17,450

		256,706

Consumer Services - 2.9%
Bally Technologies, Inc. †	300	12,162
International Game Technology	1,200	22,140
Las Vegas Sands Corp. †	1,900	40,185
MGM Mirage †	1,600	19,200
Royal Caribbean Cruises Ltd. †	700	23,093
Starbucks Corp. †	2,634	63,927
Starwood Hotels & Resorts Worldwide, Inc.	500	23,320
WMS Industries, Inc. †	300	12,582
Wyndham Worldwide Corp.	400	10,292
Wynn Resorts Ltd. †	400	30,332

		257,233

Diversified Financials - 11.3%
American Express Co.	4,400	181,544
AmeriCredit Corp. †	500	11,880
Ameriprise Financial, Inc.	900	40,824
Apollo Investment Corp.	800	10,184
Bank of America Corp.	23,600	421,260
BlackRock, Inc.	135	29,398
Capital One Financial Corp.	1,600	66,256
Discover Financial Services	1,900	28,310
Franklin Resources, Inc.	900	99,810
Jefferies Group, Inc.	820	19,409
MSCI, Inc. Class A †	400	14,440
SLM Corp. †	1,600	20,032
T. Rowe Price Group, Inc.	1,000	54,930
Waddell & Reed Financial, Inc. Class A	400	14,416

		1,012,693

Energy - 7.9%
Alpha Natural Resources, Inc. †	300	14,967
Anadarko Petroleum Corp.	1,700	123,811
Atlas Energy, Inc. †	400	12,448
Atwood Oceanics, Inc. †	300	10,389
Cameron International Corp. †	800	34,288
Cimarex Energy Co.	300	17,814
Concho Resources, Inc. †	400	20,144
CONSOL Energy, Inc.	800	34,128
Continental Resources, Inc. †	600	25,530
EXCO Resources, Inc.	500	9,190
FMC Technologies, Inc. †	400	25,852
Forest Oil Corp. †	400	10,328

See notes to schedule of investments.

Schedule of Investments

AQR MOMENTUM FUND

March 31, 2010 (Unaudited)

	SHARES	VALUE (Note 3)
Energy - 7.9% (continued)
Halliburton Co.	3,500	$105,455
Helmerich & Payne, Inc.	500	19,040
Massey Energy Co.	200	10,458
Nabors Industries Ltd. †	1,400	27,482
Newfield Exploration Co. †	500	26,025
Patriot Coal Corp. †	300	6,138
Peabody Energy Corp.	1,000	45,700
Pioneer Natural Resources Co.	300	16,896
Plains Exploration & Production Co. †	600	17,994
Quicksilver Resources, Inc. †	500	7,035
Rowan Cos., Inc. †	400	11,644
Teekay Corp.	400	9,096
Whiting Petroleum Corp. †	200	16,168
Williams Cos., Inc.	2,100	48,510

		706,530

Food & Staples Retailing - 0.2%
Whole Foods Market, Inc. †	400	14,460

Food, Beverage & Tobacco - 1.4%
Central European Distribution Corp. †	200	7,002
Coca-Cola Enterprises, Inc.	1,423	39,361
Cosan Ltd. Class A † (Brazil)	1,000	9,430
Dr Pepper Snapple Group, Inc.	800	28,136
Green Mountain Coffee Roasters, Inc. †	132	12,780
Smithfield Foods, Inc. †	600	12,444
Tyson Foods, Inc. Class A	1,068	20,452

		129,605

Health Care Equipment & Services - 3.1%
Amedisys, Inc. †	100	5,522
Brookdale Senior Living, Inc. †	300	6,249
Cerner Corp. †	254	21,605
CIGNA Corp.	1,000	36,580
Community Health Systems, Inc. †	400	14,772
Coventry Health Care, Inc. †	400	9,888
Express Scripts, Inc. †	900	91,584
Health Management Associates, Inc. Class A †	768	6,605
Intuitive Surgical, Inc. †	100	34,813
Kinetic Concepts, Inc. †	300	14,343
Lincare Holdings, Inc. †	300	13,464
MEDNAX, Inc. †	200	11,638
Sirona Dental Systems, Inc. †	200	7,606
Tenet Healthcare Corp. †	1,300	7,436

		282,105

Household & Personal Products - 0.6%
Estee Lauder Cos., Inc. Class A	600	38,922
Herbalife Ltd.	200	9,224
NBTY, Inc. †	200	9,596

		57,742

Insurance - 4.6%
Aflac, Inc.	1,700	92,293
American National Insurance Co.	100	11,354
Assured Guaranty Ltd.	700	15,379
CNA Financial Corp. †	1,000	26,720

See notes to schedule of investments.

Schedule of Investments

AQR MOMENTUM FUND

March 31, 2010 (Unaudited)

	SHARES	VALUE (Note 3)
Insurance - 4.6% (continued)
Genworth Financial, Inc. Class A †	1,600	$29,344
Hartford Financial Services Group, Inc.	1,400	39,788
Lincoln National Corp.	1,000	30,700
Principal Financial Group, Inc.	1,100	32,131
Prudential Financial, Inc.	1,500	90,750
Torchmark Corp.	300	16,053
XL Capital Ltd. Class A	1,400	26,460

		410,972

Materials - 6.7%
AK Steel Holding Corp.	300	6,858
Alcoa, Inc.	3,400	48,416
Allegheny Technologies, Inc.	300	16,197
Ashland, Inc.	300	15,831
Celanese Corp. Series A	600	19,110
Cliffs Natural Resources, Inc.	300	21,285
Dow Chemical Co.	4,100	121,237
Eastman Chemical Co.	300	19,104
Freeport-McMoRan Copper & Gold, Inc.	1,200	100,248
Gerdau Ameristeel Corp. †	1,900	14,877
Huntsman Corp.	1,000	12,050
International Paper Co.	1,600	39,376
Lubrizol Corp.	256	23,480
MeadWestvaco Corp.	700	17,885
Nalco Holding Co.	600	14,598
Owens-Illinois, Inc. †	600	21,324
Solutia, Inc. †	500	8,055
Steel Dynamics, Inc.	500	8,735
Temple-Inland, Inc.	400	8,172
Titanium Metals Corp. †	600	9,954
United States Steel Corp.	400	25,408
Valhi, Inc.	400	7,872
Walter Energy, Inc.	100	9,227
W.R. Grace & Co. †	300	8,328

		597,627

Media - 3.7%
Cablevision Systems Corp. Class A	1,000	24,140
CBS Corp. Class B	2,300	32,062
Central European Media Enterprises Ltd. Class A †	200	5,862
Clear Channel Outdoor Holdings, Inc. Class A †	700	7,427
Discovery Communications, Inc. Class A †	1,066	36,020
DISH Network Corp. Class A†	1,500	31,230
DreamWorks Animation SKG, Inc. Class A †	400	15,756
Gannett Co., Inc.	900	14,868
Interpublic Group of Cos., Inc. †	1,600	13,312
Lamar Advertising Co. Class A †	300	10,305
Liberty Global, Inc. Class A †	900	26,244
New York Times Co. Class A †	700	7,791
Scripps Networks Interactive, Inc. Class A	600	26,610
Time Warner Cable, Inc.	1,100	58,641
Virgin Media, Inc.	1,100	18,986

		329,254

Pharmaceuticals, Biotechnology & Life Sciences - 1.1%
Bruker Corp. †	700	10,255
Dendreon Corp. †	367	13,384
Human Genome Sciences, Inc. †	600	18,120
PerkinElmer, Inc.	400	9,560

See notes to schedule of investments.

Schedule of Investments

AQR MOMENTUM FUND

March 31, 2010 (Unaudited)

	SHARES	VALUE (Note 3)
Pharmaceuticals, Biotechnology & Life Sciences - 1.1% (continued)
Perrigo Co.	300	$17,616
Valeant Pharmaceuticals International †	200	8,582
Warner Chilcott PLC Class A †	1,000	25,550

		103,067

Real Estate - 5.4%
AMB Property Corp. REIT	600	16,344
AvalonBay Communities, Inc. REIT	300	25,905
Boston Properties, Inc. REIT	500	37,720
CB Richard Ellis Group, Inc. Class A †	700	11,095
CBL & Associates Properties, Inc. REIT	500	6,850
Developers Diversified Realty Corp. REIT	700	8,519
Duke Realty Corp. REIT	1,000	12,400
Equity Residential REIT	1,000	39,150
Forest City Enterprises, Inc. Class A †	600	8,646
General Growth Properties, Inc. REIT	700	11,263
Hospitality Properties Trust REIT	600	14,370
Host Hotels & Resorts, Inc. REIT	1,900	27,835
Jones Lang LaSalle, Inc.	100	7,289
Kimco Realty Corp. REIT	1,300	20,332
Macerich Co. REIT	202	7,739
Mack-Cali Realty Corp. REIT	400	14,100
ProLogis REIT	1,800	23,760
Simon Property Group, Inc. REIT	1,000	83,900
SL Green Realty Corp. REIT	200	11,454
Ventas, Inc. REIT	600	28,488
Vornado Realty Trust REIT	700	52,990
Weingarten Realty Investors REIT	600	12,936

		483,085

Retailing - 3.5%
Chico’s FAS, Inc.	564	8,133
Expedia, Inc.	1,092	27,256
Guess?, Inc.	300	14,094
J. Crew Group, Inc. †	200	9,180
Liberty Media Corp. – Interactive Class A †	1,700	26,027
Limited Brands, Inc.	1,000	24,620
Macy’s, Inc.	1,300	28,301
Nordstrom, Inc.	700	28,595
Office Depot, Inc. †	800	6,384
priceline.com, Inc. †	126	32,130
RadioShack Corp.	500	11,315
Sears Holdings Corp. †	400	43,372
Tiffany & Co.	500	23,745
Urban Outfitters, Inc. †	400	15,212
Williams-Sonoma, Inc.	500	13,145

		311,509

Semiconductors & Semiconductor Equipment - 1.9%
Advanced Micro Devices, Inc. †	2,100	19,467
Atheros Communications, Inc. †	300	11,613
Cree, Inc. †	285	20,013
LSI Corp. †	2,100	12,852
Marvell Technology Group Ltd. †	2,100	42,798
Micron Technology, Inc. †	2,100	21,819
ON Semiconductor Corp. †	1,600	12,800
Rambus, Inc. †	400	8,740

See notes to schedule of investments.

Schedule of Investments

AQR MOMENTUM FUND

March 31, 2010 (Unaudited)

	SHARES	VALUE (Note 3)
Semiconductors & Semiconductor Equipment - 1.9% (continued)
Skyworks Solutions, Inc. †	600	$9,360
Teradyne, Inc. †	800	8,936

		168,398

Software & Services - 3.6%
Citrix Systems, Inc. †	652	30,950
Cognizant Technology Solutions Corp. Class A †	1,000	50,980
eBay, Inc. †	4,300	115,885
Informatica Corp. †	400	10,744
Rovi Corp. †	400	14,852
Salesforce.com, Inc. †	400	29,780
VMware, Inc. Class A †	1,300	69,290

		322,481

Technology Hardware & Equipment - 11.0%
Agilent Technologies, Inc. †	1,100	37,829
Apple, Inc. †	2,857	671,195
CommScope, Inc. †	400	11,208
F5 Networks, Inc. †	266	16,362
Jabil Circuit, Inc.	400	6,476
JDS Uniphase Corp. †	700	8,771
Juniper Networks, Inc. †	1,673	51,328
Lexmark International, Inc. Class A †	200	7,216
NetApp, Inc. †	1,200	39,072
SanDisk Corp. †	600	20,778
Seagate Technology †	1,700	31,042
Teradata Corp. †	688	19,876
Western Digital Corp. †	800	31,192
Xerox Corp.	3,100	30,225

		982,570

Telecommunication Services - 0.8%
Crown Castle International Corp. †	1,100	42,053
NII Holdings, Inc. †	500	20,830
tw telecom, Inc. †	600	10,890

		73,773

Transportation - 3.3%
AMR Corp. †	1,100	10,021
Continental Airlines, Inc. Class B †	500	10,985
CSX Corp.	1,300	66,170
Delta Air Lines, Inc. †	2,600	37,934
FedEx Corp.	1,100	102,740
Hertz Global Holdings, Inc. †	1,700	16,983
Kansas City Southern †	200	7,234
Southwest Airlines Co.	2,500	33,050
UAL Corp. †	400	7,820

		292,937

Utilities - 0.7%
AES Corp. †	3,000	33,000
Integrys Energy Group, Inc.	300	14,214
ONEOK, Inc.	400	18,260

		65,474

See notes to schedule of investments.

Schedule of Investments

AQR MOMENTUM FUND

March 31, 2010 (Unaudited)

	SHARES	VALUE (Note 3)
TOTAL COMMON STOCKS (cost $8,429,125)		$8,914,908

MONEY MARKET FUND – 14.5% (2)
Dreyfus Institutional Cash Advance Fund – Institutional Class, 0.1% (a) (cost $1,299,980)	1,299,980	1,299,980

TOTAL INVESTMENTS – 114.1% (cost $9,729,105)		10,214,888

LIABILITIES IN EXCESS OF OTHER ASSETS - (14.1)%		(1,258,526)

NET ASSETS - 100.0%		$8,956,362

All securities are United States companies, unless noted otherwise in parentheses.

All securities are level 1, unless noted otherwise in parentheses.

†	Non income-producing security.
(a)	Represents annualized seven-day yield as of March 31, 2010.

The following abbreviations are used in portfolio descriptions:

REIT - Real Estate Investment Trust.

Open futures contracts outstanding at March 31, 2010:

NUMBER OF CONTRACTS	TYPE	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2010	NET UNREALIZED APPRECIATION

Long Position:

1	S&P 500 E-MINI	June 2010	$58,112	$58,260	$148

Cash held as collateral for futures contracts was $18,316 at March 31, 2010.

See notes to schedule of investments.

Schedule of Investments

AQR SMALL CAP MOMENTUM FUND

March 31, 2010 (Unaudited)

	SHARES	VALUE (Note 3)
COMMON STOCKS – 99.0%
Automobiles & Components - 2.1%
American Axle & Manufacturing Holdings, Inc. †	600	$5,988
Amerigon, Inc. †	300	3,033
ArvinMeritor, Inc. †	700	9,345
Cooper Tire & Rubber Co.	765	14,550
Dorman Products, Inc. †	232	4,406
Drew Industries, Inc. †	216	4,756
Exide Technologies †	1,500	8,625
Fuel Systems Solutions, Inc. †	300	9,588
Modine Manufacturing Co. †	500	5,620
Standard Motor Products, Inc.	200	1,984
Stoneridge, Inc. †	300	2,967
Tenneco, Inc. †	500	11,825
Winnebago Industries, Inc. †	300	4,383

		87,070

Banks - 2.8%
Boston Private Financial Holdings, Inc.	1,000	7,370
Columbia Banking System, Inc.	400	8,124
First Financial Bancorp.	700	12,453
Flushing Financial Corp.	600	7,596
International Bancshares Corp.	900	20,691
MGIC Investment Corp. †	1,100	12,067
Nara Bancorp, Inc. †	700	6,132
Radian Group, Inc.	600	9,384
Webster Financial Corp.	1,000	17,490
Wintrust Financial Corp.	300	11,163

		112,470

Capital Goods - 5.1%
Aircastle Ltd.	980	9,281
Albany International Corp. Class A	500	10,765
Altra Holdings, Inc. †	400	5,492
Baldor Electric Co.	500	18,700
Blount International, Inc. †	800	8,288
CAI International, Inc. †	200	2,464
Chart Industries, Inc. †	400	8,000
Commercial Vehicle Group, Inc. †	400	2,848
Dynamic Materials Corp.	300	4,686
Esterline Technologies Corp. †	300	14,829
Flow International Corp. †	700	2,107
GenCorp, Inc. †	900	5,184
Gibraltar Industries, Inc. †	500	6,305
Greenbrier Cos., Inc.	100	1,101
HEICO Corp.	400	20,624
Interline Brands, Inc. †	400	7,656
Kaman Corp.	400	10,004
Polypore International, Inc. †	600	10,476
Quanex Building Products Corp.	400	6,612
Sauer-Danfoss, Inc. †	700	9,296
Standex International Corp.	200	5,154
TAL International Group, Inc.	400	7,992
Tecumseh Products Co. Class A †	400	4,908

See notes to schedule of investments.

Schedule of Investments

AQR SMALL CAP MOMENTUM FUND

March 31, 2010 (Unaudited)

	SHARES	VALUE (Note 3)
Capital Goods - 5.1% (continued)
Tennant Co.	200	$5,478
Textainer Group Holdings Ltd.	500	10,775
UQM Technologies, Inc. †	400	1,684
Vicor Corp. †	600	8,286

		208,995

Commercial & Professional Services - 4.3%
Acacia Technologies Group †	526	5,697
Acco Brands Corp. †	700	5,362
Advisory Board Co. †	300	9,450
American Reprographics Co. †	800	7,176
ATC Technology Corp. †	500	8,580
Cenveo, Inc. †	700	6,062
Consolidated Graphics, Inc. †	100	4,141
Deluxe Corp.	800	15,536
Diamond Management & Technology Consultants, Inc.	600	4,710
GP Strategies Corp. †	600	5,016
HNI Corp.	500	13,315
Interface, Inc. Class A	800	9,264
Kelly Services, Inc. Class A †	500	8,330
Kforce, Inc. †	327	4,974
Knoll, Inc.	800	9,000
M&F Worldwide Corp. †	400	12,240
Metalico, Inc. †	700	4,193
On Assignment, Inc. †	800	5,704
Protection One, Inc. †	400	4,576
Schawk, Inc.	400	7,252
SFN Group, Inc. †	436	3,492
United Stationers, Inc. †	400	23,540

		177,610

Consumer Durables & Apparel - 4.4%
American Greetings Corp. Class A	400	8,336
Beazer Homes USA, Inc. †	500	2,270
Brookfield Homes Corp. †	600	5,244
Brunswick Corp.	900	14,373
Crocs, Inc. †	1,000	8,770
Furniture Brands International, Inc. †	600	3,858
G-III Apparel Group Ltd. †	200	5,512
Hovnanian Enterprises, Inc. Class A †	1,000	4,350
iRobot Corp. †	500	7,580
Jones Apparel Group, Inc.	1,000	19,020
La-Z-Boy, Inc. †	600	7,524
Leapfrog Enterprises, Inc. †	600	3,930
Libbey, Inc. †	300	3,699
Liz Claiborne, Inc. †	1,000	7,430
National Presto Industries, Inc.	100	11,891
Oxford Industries, Inc.	200	4,066
Perry Ellis International, Inc. †	200	4,530
Quiksilver, Inc. †	900	4,257
RC2 Corp. †	500	7,485
Sealy Corp. †	1,100	3,850
Skechers U.S.A., Inc. Class A †	500	18,160

See notes to schedule of investments.

Schedule of Investments

AQR SMALL CAP MOMENTUM FUND

March 31, 2010 (Unaudited)

	SHARES	VALUE (Note 3)
Consumer Durables & Apparel - 4.4% (continued)
Steven Madden Ltd. †	161	$7,857
True Religion Apparel, Inc. †	300	9,108
Unifi, Inc. †	1,300	4,732

		177,832

Consumer Services - 3.1%
Boyd Gaming Corp. †	1,000	9,880
Caribou Coffee Co., Inc. †	500	3,310
Cheesecake Factory, Inc. †	584	15,803
DineEquity, Inc. †	200	7,906
Domino’s Pizza, Inc. †	700	9,548
Gaylord Entertainment Co. †	500	14,645
Krispy Kreme Doughnuts, Inc. †	800	3,216
Landry’s Restaurants, Inc. †	300	5,376
Life Time Fitness, Inc. †	400	11,240
Mac-Gray Corp.	300	3,387
McCormick & Schmick’s Seafood Restaurants, Inc. †	400	4,028
Multimedia Games, Inc. †	900	3,510
O’Charleys, Inc. †	400	3,576
Orient-Express Hotels Ltd. Class A †	800	11,344
Ruby Tuesday, Inc. †	462	4,883
Shuffle Master, Inc. †	616	5,045
Steak n Shake Co. †	11	4,194
Universal Technical Institute, Inc. †	300	6,846

		127,737

Diversified Financials - 4.5%
Advance America Cash Advance Centers, Inc.	873	5,081
American Capital Ltd. †	3,200	16,256
Ares Capital Corp.	1,059	15,716
ASTA Funding, Inc.	200	1,408
BGC Partners, Inc. Class A	1,100	6,721
BlackRock Kelso Capital Corp.	900	8,964
Cardtronics, Inc. †	500	6,285
Cash America International, Inc.	500	19,739
Cohen & Steers, Inc.	400	9,984
Dollar Financial Corp. †	300	7,218
Encore Capital Group, Inc. †	274	4,507
Evercore Partners, Inc. Class A	166	4,980
Hercules Technology Growth Capital, Inc.	702	7,434
HFF, Inc. Class A †	600	4,458
Ladenburg Thalmann Financial Services, Inc. †	3,400	3,196
MarketAxess Holdings, Inc.	482	7,582
MCG Capital Corp. †	800	4,168
Oppenheimer Holdings, Inc. Class A	200	5,102
PennantPark Investment Corp.	374	3,875
Portfolio Recovery Associates, Inc. †	200	10,974
Primus Guaranty Ltd. †	600	2,520
Pzena Investment Management, Inc. Class A †	1,000	7,630
Rodman & Renshaw Capital Group, Inc. †	700	2,765

See notes to schedule of investments.

Schedule of Investments

AQR SMALL CAP MOMENTUM FUND

March 31, 2010 (Unaudited)

	SHARES	VALUE (Note 3)
Diversified Financials - 4.5% (continued)
Safeguard Scientifics, Inc. †	300	$3,900
U.S. Global Investors, Inc. Class A	400	3,956
World Acceptance Corp. †	300	10,824

		185,243

Energy – 12.0%
Allis-Chalmers Energy, Inc. †	1,300	4,602
American Oil & Gas, Inc. †	700	4,760
Apco Oil and Gas International, Inc.	200	5,412
ATP Oil & Gas Corp. †	500	9,405
Berry Petroleum Co. Class A	500	14,080
BPZ Resources, Inc. †	1,500	11,025
Brigham Exploration Co. †	1,100	17,545
CARBO Ceramics, Inc.	400	24,936
Carrizo Oil & Gas, Inc. †	500	11,475
China North East Petroleum Holdings Ltd. † (China)	300	2,652
Clean Energy Fuels Corp. †	500	11,390
Complete Production Services, Inc. †	1,200	13,860
Crosstex Energy, Inc. †	800	6,952
Energy XXI Ltd. †	400	7,164
Geokinetics, Inc. †	300	2,163
GeoResources, Inc. †	400	6,108
Golar LNG Ltd. †	1,000	11,700
Green Plains Renewable Energy, Inc. †	400	5,708
Gulf Island Fabrication, Inc.	300	6,525
Gulfport Energy Corp. †	500	5,620
Helix Energy Solutions Group, Inc. †	1,200	15,636
Hercules Offshore, Inc. †	1,600	6,896
Houston American Energy Corp.	200	3,630
ION Geophysical Corp. †	1,300	6,396
Key Energy Services, Inc. †	1,800	17,190
Kodiak Oil & Gas Corp. †	1,700	5,797
Lufkin Industries, Inc.	200	15,830
McMoRan Exploration Co. †	1,400	20,482
Newpark Resources, Inc. †	1,100	5,775
Northern Oil and Gas, Inc. †	400	6,340
Overseas Shipholding Group, Inc.	500	19,615
OYO Geospace Corp. †	100	4,781
Pacific Asia Petroleum, Inc. †	900	3,492
Parker Drilling Co. †	1,500	7,395
Penn Virginia Corp.	700	17,150
Petroleum Development Corp. †	300	6,951
PetroQuest Energy, Inc. †	1,200	6,036
PHI, Inc. †	300	6,354
Pioneer Drilling Co. †	900	6,336
RAM Energy Resources, Inc. †	2,400	3,504
Rex Energy Corp. †	400	4,556
Rosetta Resources, Inc. †	700	16,485
RPC, Inc.	1,700	18,921
Ship Finance International Ltd.	900	15,984
Stone Energy Corp. †	600	10,650
Superior Well Services, Inc. †	400	5,352
Swift Energy Co. †	500	15,370
T-3 Energy Services, Inc. †	200	4,912

See notes to schedule of investments.

Schedule of Investments

AQR SMALL CAP MOMENTUM FUND

March 31, 2010 (Unaudited)

	SHARES	VALUE (Note 3)
Energy – 12.0% (continued)
TETRA Technologies, Inc. †	1,000	$12,220
Toreador Resources Corp. †	600	4,908
Uranium Energy Corp. †	700	2,254
Venoco, Inc. †	600	7,698
Warren Resources, Inc. †	100	252

		488,230

Food & Staples Retailing - 0.5%
Andersons, Inc.	200	6,696
Rite Aid Corp. †	9,700	14,550

		21,246

Food, Beverage & Tobacco - 1.3%
B&G Foods, Inc. Class A	568	5,953
Boston Beer Co., Inc. Class A †	200	10,452
Chiquita Brands International, Inc. †	700	11,011
Darling International, Inc. †	1,200	10,752
Imperial Sugar Co.	100	1,551
John B. Sanfilippo & Son, Inc. †	300	4,425
MGP Ingredients, Inc. †	200	1,536
Synutra International, Inc. †	400	9,044

		54,724

Health Care Equipment & Services - 4.5%
ABIOMED, Inc. †	500	5,165
Align Technology, Inc. †	1,086	21,003
Allied Healthcare International, Inc. †	1,400	3,808
Alphatec Holdings, Inc. †	700	4,459
ArthroCare Corp. †	400	11,888
Bio-Reference Laboratories, Inc. †	200	8,794
BioScrip, Inc. †	308	2,458
Chindex International, Inc. †	300	3,543
Continucare Corp. †	1,400	5,180
Dexcom, Inc. †	600	5,838
Electro-Optical Sciences, Inc. †	607	4,504
Emeritus Corp. †	500	10,175
Healthspring, Inc. †	900	15,840
Insulet Corp. †	400	6,036
LCA-Vision, Inc. †	365	3,037
NxStage Medical, Inc. †	600	6,870
OraSure Technologies, Inc. †	900	5,337
Rural/Metro Corp. †	200	1,454
SenoRx, Inc. †	500	3,660
Spectranetics Corp. †	800	5,528
Sunrise Senior Living, Inc. †	700	3,584
SXC Health Solutions Corp. †	300	20,184
Transcend Services, Inc. †	200	3,250
WellCare Health Plans, Inc. †	700	20,860

		182,455

See notes to schedule of investments.

Schedule of Investments

AQR SMALL CAP MOMENTUM FUND

March 31, 2010 (Unaudited)

	SHARES	VALUE (Note 3)
Household & Personal Products - 0.7%
Elizabeth Arden, Inc. †	400	$7,200
Inter Parfums, Inc.	400	5,928
Medifast, Inc. †	132	3,317
Revlon, Inc. Class A †	700	10,395

		26,840

Insurance - 1.1%
American Equity Investment Life Holding Co.	300	3,195
Conseco, Inc. †	2,100	13,062
FBL Financial Group, Inc. Class A	400	9,792
National Financial Partners Corp. †	600	8,460
Phoenix Cos., Inc. †	2,000	4,840
United America Indemnity Ltd. Class A †	800	7,656

		47,005

Materials - 6.4%
AEP Industries, Inc. †	162	4,215
Allied Nevada Gold Corp. †	817	13,538
Boise, Inc. †	900	5,517
Buckeye Technologies, Inc. †	500	6,540
Bway Holding Co. †	339	6,814
Carpenter Technology Corp.	500	18,300
Century Aluminum Co. †	900	12,384
Ferro Corp. †	600	5,274
Golden Star Resources Ltd. †	3,200	12,384
Graphic Packaging Holding Co. †	4,700	16,967
Hecla Mining Co. †	2,800	15,316
Innophos Holdings, Inc.	200	5,580
KapStone Paper and Packaging Corp. †	400	4,748
KMG Chemicals, Inc.	300	5,274
Koppers Holdings, Inc.	300	8,496
Louisiana-Pacific Corp. †	1,300	11,765
NewMarket Corp.	200	20,597
Omnova Solutions, Inc. †	689	5,409
P.H. Glatfelter Co.	800	11,592
PolyOne Corp. †	1,100	11,264
RTI International Metals, Inc. †	400	12,132
Schweitzer-Mauduit International, Inc.	314	14,934
Spartech Corp. †	400	4,680
Stillwater Mining Co. †	1,300	16,874
Verso Paper Corp. †	1,100	3,344
Zep, Inc.	300	6,564

		260,502

Media - 3.8%
AH Belo Corp. Class A †	500	3,585
Belo Corp. Class A	1,100	7,502
Carmike Cinemas, Inc. †	150	2,081
E.W. Scripps Co. Class A †	700	5,915
Entercom Communications Corp. Class A †	500	5,945
Entravision Communications Corp. Class A †	1,500	4,140
Harte-Hanks, Inc.	700	9,002

See notes to schedule of investments.

Schedule of Investments

AQR SMALL CAP MOMENTUM FUND

March 31, 2010 (Unaudited)

	SHARES	VALUE (Note 3)
Media - 3.8% (continued)
Journal Communications, Inc. Class A †	1,100	$4,620
Knology, Inc. †	400	5,376
Lee Enterprises, Inc. †	800	2,712
LIN TV Corp. Class A †	900	5,175
Live Nation Entertainment, Inc. †	1,000	14,500
LodgeNet Interactive Corp. †	368	2,565
Martha Stewart Living Omnimedia, Inc. Class A †	800	4,464
McClatchy Co. Class A †	1,000	4,910
Media General, Inc. Class A †	400	3,316
Meredith Corp.	500	17,204
Radio One, Inc. Class D †	900	2,745
Rentrak Corp. †	100	2,155
Scholastic Corp.	600	16,800
Sinclair Broadcast Group, Inc. Class A †	1,500	7,620
Valassis Communications, Inc. †	500	13,915
Warner Music Group Corp. †	1,600	11,056

		157,303

Pharmaceuticals, Biotechnology & Life Sciences - 7.2%
Affymetrix, Inc. †	700	5,138
ARIAD Pharmaceuticals, Inc. †	1,700	5,780
AVANIR Pharmaceuticals, Inc. Class A †	1,384	3,211
AVI BioPharma, Inc. †	1,700	2,023
BioCryst Pharmaceuticals, Inc. †	702	4,612
BioTime, Inc. †	500	3,565
Cepheid, Inc. †	800	13,984
Curis, Inc. †	1,000	3,070
Cytori Therapeutics, Inc. †	600	2,736
CytRx Corp. †	3,400	3,774
Exact Sciences Corp. †	900	4,005
GenVec, Inc. †	1,200	936
Hi-Tech Pharmacal Co., Inc. †	100	2,214
Immunomedics, Inc. †	724	2,404
Impax Laboratories, Inc. †	800	14,304
Incyte Corp. †	1,300	18,148
Inovio Biomedical Corp. †	1,700	2,261
Ista Pharmaceuticals, Inc. †	800	3,256
Jazz Pharmaceuticals, Inc. †	300	3,270
K-V Pharmaceutical Co. Class A †	1,900	3,344
Keryx Biopharmaceuticals, Inc. †	1,000	2,740
MannKind Corp. †	2,526	16,571
MAP Pharmaceuticals, Inc. †	400	6,356
Maxygen, Inc. †	350	2,300
Medivation, Inc. †	1,600	16,784
Micromet, Inc. †	880	7,110
Nektar Therapeutics †	810	12,320
NeurogesX, Inc. †	300	2,820
Novavax, Inc. †	1,400	3,234
Oncothyreon, Inc. †	1,000	3,470
Opko Health, Inc. †	2,600	5,148
Orexigen Therapeutics, Inc. †	1,000	5,890
Par Pharmaceutical Cos., Inc. †	400	9,920
PAREXEL International Corp. †	800	18,648
Pharmasset, Inc. †	300	8,040

See notes to schedule of investments.

Schedule of Investments

AQR SMALL CAP MOMENTUM FUND

March 31, 2010 (Unaudited)

	SHARES	VALUE (Note 3)
Pharmaceuticals, Biotechnology & Life Sciences- 7.2% (continued)
Salix Pharmaceuticals Ltd. †	554	$20,636
Santarus, Inc. †	900	4,842
Savient Pharmaceuticals, Inc. †	700	10,115
SciClone Pharmaceuticals, Inc. †	900	3,177
Spectrum Pharmaceuticals, Inc. †	633	2,918
Targacept, Inc. †	300	5,898
Vanda Pharmaceuticals, Inc. †	326	3,762
ViroPharma, Inc. †	900	12,267
VIVUS, Inc. †	800	6,976

		293,977

Real Estate - 5.5%
Ashford Hospitality Trust, Inc. REIT †	900	6,453
Brandywine Realty Trust REIT	1,700	20,757
CapLease, Inc. REIT	1,000	5,550
Colonial Properties Trust REIT	900	11,592
DiamondRock Hospitality Co. REIT †	1,200	12,132
DuPont Fabros Technology, Inc. REIT	500	10,795
Entertainment Properties Trust REIT	500	20,565
Extra Space Storage, Inc. REIT	1,200	15,216
FelCor Lodging Trust, Inc. REIT †	900	5,130
First Potomac Realty Trust REIT	600	9,018
Forestar Group, Inc. †	400	7,552
Glimcher Realty Trust REIT	800	4,056
Gramercy Capital Corp. REIT †	1,000	2,790
Grubb & Ellis Co. †	100	220
LaSalle Hotel Properties REIT	600	13,980
Lexington Realty Trust REIT	1,700	11,067
Medical Properties Trust, Inc. REIT	800	8,384
One Liberty Properties, Inc. REIT	400	6,664
Pennsylvania Real Estate Investment Trust REIT	600	7,482
Post Properties, Inc. REIT	700	15,414
Strategic Hotels & Resorts, Inc. REIT †	800	3,400
Sun Communities, Inc. REIT	309	7,787
Sunstone Hotel Investors, Inc. REIT †	900	10,053
U-Store-It Trust REIT	1,000	7,200

		223,257

Retailing - 6.5%
America’s Car-Mart, Inc. †	197	4,752
AnnTaylor Stores Corp. †	600	12,420
Asbury Automotive Group, Inc. †	400	5,320
Big 5 Sporting Goods Corp.	225	3,425
Bon-Ton Stores, Inc. †	300	4,002
Brown Shoe Co., Inc.	600	9,288
Casual Male Retail Group, Inc. †	1,100	4,241
Charming Shoppes, Inc. †	1,200	6,552
Coldwater Creek, Inc. †	1,000	6,940
Collective Brands, Inc. †	900	20,465
Destination Maternity Corp. †	100	2,566
Dillard’s, Inc. Class A	700	16,520
drugstore.com, Inc. †	1,600	5,712
DSW, Inc. Class A †	511	13,046

See notes to schedule of investments.

Schedule of Investments

AQR SMALL CAP MOMENTUM FUND

March 31, 2010 (Unaudited)

	SHARES	VALUE (Note 3)
Retailing - 6.5% (continued)
Gaiam, Inc. Class A	600	$4,980
Group 1 Automotive, Inc. †	250	7,965
Gymboree Corp. †	300	15,489
Jo-Ann Stores, Inc. †	302	12,678
Kirkland’s, Inc. †	161	3,381
Lithia Motors, Inc. Class A †	400	2,560
MarineMax, Inc. †	300	3,228
OfficeMax, Inc. †	900	14,778
Orbitz Worldwide, Inc. †	1,000	7,110
Pep Boys-Manny Moe & Jack	602	6,050
Pier 1 Imports, Inc. †	1,400	8,918
Retail Ventures, Inc. †	600	5,706
Saks, Inc. †	1,800	15,480
Shutterfly, Inc. †	223	5,372
Sonic Automotive, Inc. Class A †	600	6,600
Stein Mart, Inc. †	565	5,102
Tuesday Morning Corp. †	600	3,954
Ulta Salon, Cosmetics & Fragrance, Inc. †	600	13,572
U.S. Auto Parts Network, Inc. †	600	4,512
ValueVision Media, Inc. Class A †	1,100	3,652

		266,336

Semiconductors & Semiconductor Equipment – 5.0%
Advanced Energy Industries, Inc. †	600	9,936
Amkor Technology, Inc. †	1,800	12,726
ANADIGICS, Inc. †	900	4,374
AXT, Inc. †	1,400	4,466
Cavium Networks, Inc. †	500	12,430
Cirrus Logic, Inc. †	1,100	9,229
Conexant Systems, Inc. †	1,200	4,080
Entegris, Inc. †	1,400	7,056
Entropic Communications, Inc. †	1,100	5,588
Fairchild Semiconductor International, Inc. †	1,400	14,910
Integrated Silicon Solution, Inc. †	400	4,220
Kulicke & Soffa Industries, Inc. †	800	5,800
Lattice Semiconductor Corp. †	1,200	4,404
LTX-Credence Corp. †	1,700	5,151
MoSys, Inc. †	1,000	4,010
Nanometrics, Inc. †	300	2,844
OmniVision Technologies, Inc. †	593	10,188
Photronics, Inc. †	500	2,545
PLX Technology, Inc. †	800	4,216
Power Integrations, Inc.	300	12,360
RF Micro Devices, Inc. †	2,683	13,361
Rubicon Technology, Inc. †	200	4,040
Rudolph Technologies, Inc. †	600	5,142
TriQuint Semiconductor, Inc. †	1,700	11,900
Ultra Clean Holdings, Inc. †	400	3,408
Veeco Instruments, Inc. †	400	17,400
Volterra Semiconductor Corp. †	300	7,530

		203,314

See notes to schedule of investments.

Schedule of Investments

AQR SMALL CAP MOMENTUM FUND

March 31, 2010 (Unaudited)

	SHARES	VALUE (Note 3)
Software & Services - 8.3%
Acxiom Corp. †	1,100	$19,735
ArcSight, Inc. †	340	9,571
Blackbaud, Inc.	500	12,595
Bottomline Technologies, Inc. †	515	8,667
CommVault Systems, Inc. †	500	10,675
Dice Holdings, Inc. †	1,000	7,600
Exlservice Holdings, Inc. †	500	8,340
Global Cash Access Holdings, Inc. †	913	7,459
Heartland Payment Systems, Inc.	500	9,300
iGATE Corp.	900	8,757
InfoSpace, Inc. †	600	6,630
Interactive Intelligence, Inc. †	351	6,560
JDA Software Group, Inc. †	400	11,128
Lionbridge Technologies, Inc. †	900	3,267
LivePerson, Inc. †	651	4,993
MicroStrategy, Inc. Class A †	200	17,014
ModusLink Global Solutions, Inc. †	500	4,215
MoneyGram International, Inc. †	1,289	4,911
Monotype Imaging Holdings, Inc. †	800	7,784
NaviSite, Inc. †	1,300	3,341
NetScout Systems, Inc. †	700	10,353
Openwave Systems, Inc. †	1,842	4,237
Pegasystems, Inc.	402	14,874
Perficient, Inc. †	500	5,635
QAD, Inc. †	700	3,675
Radiant Systems, Inc. †	500	7,135
RealNetworks, Inc. †	1,900	9,177
RightNow Technologies, Inc. †	400	7,144
Saba Software, Inc. †	700	3,465
Sapient Corp. †	1,400	12,796
SAVVIS, Inc. †	651	10,742
Sonic Solutions †	300	2,811
Sourcefire, Inc. †	414	9,501
SuccessFactors, Inc. †	600	11,424
Taleo Corp. Class A †	400	10,364
Terremark Worldwide, Inc. †	800	5,608
THQ, Inc. †	900	6,309
TNS, Inc. †	300	6,690
Unisys Corp. †	500	17,445
Virnetx Holding Corp. †	700	3,360
Wave Systems Corp. Class A †	800	3,200

		338,487

Technology Hardware & Equipment – 6.9%
Acme Packet, Inc. †	535	10,315
Agilysys, Inc.	300	3,351
Aruba Networks, Inc. †	1,017	13,892
Blue Coat Systems, Inc. †	469	14,558
Checkpoint Systems, Inc. †	500	11,060
CTS Corp.	500	4,710
Emulex Corp. †	1,100	14,608
Finisar Corp. †	700	10,997
Gerber Scientific, Inc. †	600	3,726
Hughes Communications, Inc. †	300	8,355

See notes to schedule of investments.

Schedule of Investments

AQR SMALL CAP MOMENTUM FUND

March 31, 2010 (Unaudited)

	SHARES	VALUE (Note 3)
Technology Hardware & Equipment – 6.9% (continued)
Hutchinson Technology, Inc. †	300	$1,872
Insight Enterprises, Inc. †	600	8,616
Intevac, Inc. †	300	4,146
Isilon Systems, Inc. †	800	6,888
Littelfuse, Inc. †	200	7,602
Maxwell Technologies, Inc. †	272	3,370
Mercury Computer Systems, Inc. †	380	5,214
Methode Electronics, Inc.	700	6,930
NETGEAR, Inc. †	267	6,969
Newport Corp. †	600	7,500
Occam Networks, Inc. †	500	3,280
Oclaro, Inc. †	2,400	6,600
Oplink Communications, Inc. †	206	3,819
OSI Systems, Inc. †	300	8,415
Plantronics, Inc.	500	15,640
Plexus Corp. †	500	18,014
Power-One, Inc. †	1,000	4,220
Powerwave Technologies, Inc. †	2,500	3,125
Quantum Corp. †	2,400	6,312
Richardson Electronics Ltd.	600	4,770
Sanmina-SCI Corp. †	1,000	16,500
Silicon Graphics International Corp. †	500	5,345
Smart Modular Technologies, Inc. †	700	5,397
Stratasys, Inc. †	300	7,314
Super Micro Computer, Inc. †	500	8,640
Technitrol, Inc.	700	3,696
UTStarcom, Inc. †	2,400	6,696

		282,462

Telecommunication Services - 1.3%
AboveNet, Inc. †	300	15,219
Atlantic Tele-Network, Inc.	282	12,670
Global Crossing Ltd. †	1,000	15,150
PAETEC Holding Corp. †	1,300	6,084
Vonage Holdings Corp. †	2,100	2,835

		51,958

Transportation - 1.7%
Air Transport Services Group, Inc. †	1,400	4,718
Alaska Air Group, Inc. †	400	16,492
Atlas Air Worldwide Holdings, Inc. †	200	10,610
Avis Budget Group, Inc. †	1,400	16,100
Dollar Thrifty Automotive Group, Inc. †	200	6,426
Hawaiian Holdings, Inc. †	700	5,159
Macquarie Infrastructure Co., LLC †	400	5,528
Pinnacle Airlines Corp. †	400	2,972

		68,005

TOTAL COMMON STOCKS (cost $3,692,606)		4,043,058

See notes to schedule of investments.

Schedule of Investments

AQR SMALL CAP MOMENTUM FUND

March 31, 2010 (Unaudited)

	SHARES	VALUE (Note 3)
EXCHANGE-TRADED FUND – 0.5%
iShares Russell 2000 Index Fund (cost $18,248)	300	$20,343

MONEY MARKET FUND - 1.8% (2)
Dreyfus Institutional Cash Advance 99 – Institutional Class, 0.11% (a) (cost $71,765)	71,765	71,765

TOTAL INVESTMENTS – 101.3% (cost $3,782,619)		4,135,166

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.3) %		(51,770)

NET ASSETS - 100.0%		$4,083,396

All securities are United States companies, unless noted otherwise in parentheses.

All securities are Level 1.

†	Non income-producing security.
(a)	Represents annualized seven-day yield as of March 31, 2010.

The Following abbreviations are used in portfolio descriptions:

REIT- Real Estate Investment Trust.

See notes to schedule of investments.

Schedule of Investments

AQR INTERNATIONAL MOMENTUM

March 31, 2010 (Unaudited)

	SHARES	VALUE (Note 3)
COMMON STOCKS—87.8%
Australia — 4.3%
Australia & New Zealand Banking Group Ltd. †	1,471	$34,190
Commonwealth Bank of Australia	8,378	432,079
Equinox Minerals Ltd. †(1)	4,000	15,084
Fairfax Media Ltd.	16,122	26,598
Fortescue Metals Group Ltd. †	22,495	101,004
Harvey Norman Holdings Ltd.	10,545	34,956
Incitec Pivot Ltd.	11,205	35,598
Leighton Holdings Ltd.	2,485	88,758
Macquarie Group Ltd.	2,996	129,567
Mirvac Group REIT	29,435	39,769
OneSteel Ltd.	5,621	20,100
Orica Ltd.	2,838	69,658
OZ Minerals Ltd. †	23,273	24,475
Wesfarmers Ltd.	8,898	259,276

		1,311,112

Austria — 0.7%
Erste Group Bank AG	1,541	64,559
Raiffeisen International Bank-Holding	818	38,859
Vienna Insurance Group	930	48,969
Voestalpine AG	1,187	47,858

		200,245

Belgium — 2.3%
Anheuser-Busch InBev NV	10,970	551,769
Fortis †	20,181	71,450
KBC Groep NV†	1,721	82,892

		706,111

Canada — 9.4% (b)
ARC Energy Trust	2,600	52,479
Bank of Montreal	2,100	127,470
Bank of Nova Scotia	4,900	245,470
Baytex Energy Trust	800	27,057
Bombardier Inc. Class B	11,300	69,314
Bonavista Energy Trust	1,500	34,485
Canadian Imperial Bank of Commerce	1,700	124,196
Celestica, Inc. †	1,900	20,765
Centerra Gold, Inc. †	1,500	19,643
Crescent Point Energy Corp.	1,300	49,880
Domtar Corp. †	200	12,882
First Quantum Minerals Ltd.	600	49,369
Gildan Activewear, Inc. †	900	23,677
Great-West Lifeco, Inc.	6,900	198,103
Groupe Aeroplan, Inc.	2,300	24,118
Industrial Alliance Insurance & Financial Services, Inc.	2,700	93,044
Inter Pipeline Fund Class A	100	1,166
Ivanhoe Mines Ltd. †	1,700	29,710
Lundin Mining Corp. †	4,000	21,228
Magna International, Inc. Class A	1,100	68,070
National Bank of Canada	800	48,710
Niko Resources Ltd.	300	31,998
Onex Corp.	2,000	56,890
Pacific Rubiales Energy Corp. †	1,200	23,311
Pengrowth Energy Trust	2,300	26,608
Penn West Energy Trust	3,400	72,007
Petrobank Energy & Resources Ltd. †	800	43,810

See notes to schedule of investments.

Schedule of Investments

AQR INTERNATIONAL MOMENTUM

March 31, 2010 (Unaudited)

	SHARES	VALUE (Note 3)
Canada — 9.4% (continued)
Petrominerales Ltd. †	500	$16,403
Power Financial Corp.	4,900	161,621
Red Back Mining, Inc. †	1,500	30,645
RioCan Real Estate Investment Trust REIT	2,400	43,669
Royal Bank of Canada	7,900	462,341
Silver Wheaton Corp. †	2,500	39,261
SNC-Lavalin Group, Inc.	1,100	53,730
Teck Resources Ltd. Class B †	3,700	161,202
Toronto-Dominion Bank	4,100	305,588

		2,869,920

China — 0.3%
AAC Acoustic Technologies Holdings Inc.	10,000	16,696
China Shineway Pharmaceutical Group Ltd.	6,000	16,491
Foxconn International Holdings Ltd. †	55,000	57,910
Great Wall Motor Co., Ltd. Class H	6,500	13,503

		104,600

Denmark — 1.7%
AP Moller - Maersk A/S	31	236,260
Carlsberg A/S Class B	1,050	88,027
Coloplast A/S Class B	371	40,827
Danske Bank A/S †	4,247	104,209
William Demant Holding A/S †	450	31,821

		501,144

Finland — 1.0%
Kone Oyj Class B	1,538	63,567
Metso Corp.	916	29,564
Sampo Oyj Class A	4,975	131,890
Stora Enso Oyj †	4,354	33,147
UPM-Kymmene Oyj	2,791	37,009
Wartsila Corp.	283	14,330

		309,507

France — 10.1%
Alcatel-Lucent †	12,778	40,189
AXA SA	14,937	331,377
BNP Paribas	6,552	502,191
Christian Dior SA	1,599	170,455
Compagnie de Saint-Gobain	3,331	159,968
Compagnie Generale des Etablissements Michelin Class B	953	70,188
Compagnie Generale d’Optique Essilor International SA	1,502	95,918
Eutelsat Communications	2,084	74,084
Fonciere des Regions REIT	601	66,120
JC Decaux SA†	1,456	40,612
Klepierre REIT	1,272	49,839
Lafarge SA	2,325	163,315
Legrand SA	1,719	54,284
LVMH Moet Hennessy Louis Vuitton SA	3,401	397,310
Natixis †	17,293	92,704
PPR	818	108,750
Publicis Groupe	1,176	50,260
Renault SA †	2,177	101,714
Safran SA	2,191	57,084
Schneider Electric SA	1,704	199,078
Technip SA	610	49,516
Vallourec SA	431	86,972

See notes to schedule of investments.

Schedule of Investments

AQR INTERNATIONAL MOMENTUM

March 31, 2010 (Unaudited)

	SHARES	VALUE (Note 3)
France — 10.1% (continued)
Veolia Environnement	3,439	$118,950

		3,080,878

Germany — 7.1%
BASF SE	6,719	415,891
Celesio AG	1,120	35,758
Continental AG †	1,040	52,728
Daimler AG	6,825	320,782
Deutsche Bank AG	4,726	362,786
Deutsche Post AG	8,373	145,019
Deutsche Postbank AG †	1,141	36,513
Fraport AG	729	38,326
Generali Deutschland Holding AG	159	18,094
HeidelbergCement AG	1,265	70,412
Henkel AG & Co. KGaA	2,923	157,431
Hochtief AG	330	27,691
Infineon Technologies AG †	5,608	38,838
Linde AG	1,025	122,261
Man SE	1,009	84,397
Metro AG	2,033	120,616
Puma AG Rudolf Dassler Sport	19	6,019
Salzgitter AG	295	27,334
ThyssenKrupp AG	2,376	81,474

		2,162,370

Hong Kong — 6.9%
ASM Pacific Technology Ltd.	3,000	28,369
Bank of East Asia Ltd.	10,600	38,925
BOC Hong Kong Holdings Ltd.	65,500	155,849
Brightoil Petroleum Holdings Ltd. †	10,000	14,934
Cathay Pacific Airways Ltd. †	27,000	56,793
China Resources Gas Group Ltd.	12,000	16,756
Digital China Holdings Ltd.	8,000	13,563
Guoco Group Ltd.	4,000	41,525
Hang Lung Group Ltd.	9,000	47,670
Hang Lung Properties Ltd.	28,000	112,663
Henderson Land Development Co., Ltd.	15,000	105,443
Hongkong and Shanghai Hotels	11,000	16,984
Hong Kong Aircraft Engineering Co., Ltd.	1,200	15,142
Hong Kong Exchanges and Clearing Ltd.	8,700	144,871
Hong Kong Land Holdings Ltd.	18,000	91,129
Hysan Development Co., Ltd.	8,000	23,105
Jardine Strategic Holdings Ltd.	7,000	134,565
Kerry Properties Ltd.	9,500	50,882
Li & Fung Ltd.	26,000	127,867
Lifestyle International Holdings Ltd.	13,500	24,346
Minth Group Ltd.	8,000	13,389
New World Development Co., Ltd.	25,000	48,818
Noble Group Ltd. †	30,000	65,501
Orient Overseas International Ltd.	5,000	37,000
Sino Land Co., Ltd.	32,000	62,550
Sino-Forest Corp. †(1)	1,500	29,390
Stella International Holdings Ltd.	7,500	15,329
Sun Hung Kai Properties Ltd.	18,000	270,109
Swire Pacific Ltd. Class A	10,000	120,197
VTech Holdings Ltd.	2,000	21,608
Wharf Holdings Ltd.	19,000	106,899
Wheelock and Co., Ltd.	17,000	50,059

		2,102,230

See notes to schedule of investments.

Schedule of Investments

AQR INTERNATIONAL MOMENTUM

March 31, 2010 (Unaudited)

	SHARES	VALUE (Note 3)
Italy — 2.2%
Atlantia SpA	4,339	$101,321
Luxottica Group SpA	2,911	77,987
Mediaset SpA	7,829	67,234
Mediolanum SpA	7,693	45,045
Saipem SpA	2,511	97,135
UniCredit SpA †	95,774	282,396

		671,118

Japan — 8.7%
ABC-Mart Inc.	700	22,374
Asahi Glass Co., Ltd.	8,000	90,234
Daicel Chemical Industries Ltd.	3,000	20,651
DeNa Co., Ltd.	4	29,618
Don Quijote Co., Ltd.	300	7,495
Ebara Corp. †	3,000	15,340
Elpida Memory, Inc. †	1,200	23,681
Fuji Electric Holdings Co., Ltd.	4,000	10,928
Fujitsu Ltd.	15,000	98,471
Furukawa Electric Co., Ltd.	5,000	26,025
Gree, Inc.	300	18,330
Hitachi Chemical Co., Ltd.	1,700	36,828
Hitachi Ltd. †	5,660	21,059
Isuzu Motors Ltd.	12,000	32,531
JS Group Corp.	2,400	48,898
Jupiter Telecommunications Co., Ltd.	50	57,822
Koito Manufacturing Co., Ltd.	1,000	14,885
Komatsu Ltd.	7,800	163,874
Marubeni Corp.	13,000	80,915
Mitsubishi Corp.	11,800	309,865
Mitsubishi Electric Corp.	14,000	128,902
NHK Spring Co., Ltd.	2,000	18,380
Nidec Corp.	1,200	128,666
Nikon Corp.	3,100	67,775
Nippon Electric Glass Co., Ltd.	4,000	56,460
Nippon Mining Holdings, Inc. (3)	4,000	18,697
Nissan Motor Co., Ltd. †	32,300	277,378
Nitto Denko Corp.	1,200	46,599
NSK Ltd.	4,000	31,638
Olympus Corp.	2,000	64,292
Omron Corp.	1,500	34,892
Orix Corp.	730	64,817
SBI Holdings, Inc.	151	29,856
Softbank Corp.	8,300	204,811
Sysmex Corp.	400	23,480
Takata Corp.	600	15,405
Toshiba Corp. †	30,000	155,275
Toyoda Gosei Co., Ltd.	900	25,272
Yakult Honsha Co., Ltd.	1,500	40,473
Yamada Denki Co., Ltd.	720	53,206
Yokogawa Electric Corp.	2,200	19,216

		2,635,314

Luxembourg — 2.0%
ArcelorMittal	9,381	411,315
Tenaris SA	8,595	185,324

		596,639

Mexico — 0.0%
Fresnillo PLC	137	1,764

See notes to schedule of investments.

Schedule of Investments

AQR INTERNATIONAL MOMENTUM

March 31, 2010 (Unaudited)

	SHARES	VALUE (Note 3)
Netherlands — 6.2%
Aegon NV †	11,732	$80,088
ASML Holding NV	2,850	101,047
Corio NV REIT	552	36,838
European Aeronautic Defense and Space Co. NV	5,634	113,180
Hal Trust	326	34,945
Heineken Holding NV	1,651	73,455
Heineken NV	4,002	205,536
ING Groep NV †	24,954	247,234
Koninklijke DSM NV	1,516	67,538
Koninklijke Philips Electronics NV	6,518	209,138
Koninklijke Vopak NV †	381	29,958
Randstad Holding NV †	1,096	52,048
Unilever NV	20,991	635,041

		1,886,046

Norway — 1.6%
DnB NOR ASA †	9,200	105,224
Norsk Hydro ASA †	7,600	58,020
Seadrill Ltd.	3,250	76,058
Telenor ASA †	12,000	162,858
Yara International ASA	2,050	89,126

		491,286

Portugal — 0.2%
Jeronimo Martins SGPS SA †	4,554	46,119

Singapore — 4.2%
Capitaland Ltd.	34,000	96,263
City Developments Ltd.	8,000	60,510
DBS Group Holdings Ltd.	11,000	112,154
Fraser and Neave Ltd.	11,000	37,681
Jardine Cycle & Carriage Ltd.	2,000	41,932
Keppel Corp. Ltd.	15,000	97,700
Keppel Land Ltd.	22,000	57,615
Neptune Orient Lines Ltd.	1,000	1,436
Olam International Ltd.	2,000	3,696
Oversea-Chinese Banking Corp. Ltd.	17,000	105,650
SembCorp Industries Ltd.	13,000	38,277
SembCorp Marine Ltd.	17,000	50,792
SIA Engineering Co., Ltd.	10,000	25,358
Singapore Airlines Ltd.	9,000	97,685
Singapore Exchange Ltd.	13,000	70,975
Singapore Press Holdings Ltd.	19,000	51,832
United Overseas Bank Ltd.	8,000	109,628
Wilmar International Ltd.	47,000	224,631

		1,283,815

Spain — 3.9%
Banco Bilbao Vizcaya Argentaria SA	24,642	336,981
Banco Santander SA	54,480	722,627
Ferrovial SA	4,008	38,944
Mapfre SA	25,993	95,312

		1,193,864

Sweden — 4.5%
Alfa Laval AB	2,829	41,615
Assa Abloy AB Class B	2,512	49,133
Atlas Copco AB Class A	9,081	140,742

See notes to schedule of investments.

Schedule of Investments

AQR INTERNATIONAL MOMENTUM

March 31, 2010 (Unaudited)

	SHARES	VALUE (Note 3)
Sweden — 4.5% (continued)
Electrolux AB Series B	2,383	$54,583
Getinge AB Class B	1,678	40,235
Industrivarden AB	4,099	52,099
Kinnevik Investment AB Class B	2,409	44,392
Nordea Bank AB	22,666	223,420
Ratos AB	1,515	50,214
Sandvik AB	8,595	107,373
Scania AB	4,839	76,597
Skandinaviska Enskilda Banken AB Class A†	11,700	74,526
Skanska AB Class B	2,602	47,261
SKF AB Class B	3,987	70,827
SSAB AB Class A	1,566	28,157
Svenska Cellulosa AB Class A	5,210	73,459
Svenska Handelsbanken AB Class A	3,079	90,341
Swedbank AB Class A†	5,387	55,170
Tele2 AB Class B	3,216	53,617

		1,373,761

Switzerland — 2.5%
Adecco SA	1,275	72,384
Compagnie Financiere Richemont SA Class A	3,303	128,075
Geberit AG	236	42,223
Givaudan SA	44	38,586
Holcim Ltd †	2,060	153,522
Schindler Holding AG	631	55,508
Sonova Holding AG †	440	54,613
Swatch Group AG	310	98,857
Swiss Reinsurance Co., Ltd. †	2,587	126,932

		770,700

United Kingdom — 7.8%
3i Group PLC	2,265	9,996
Admiral Group PLC	2,303	46,171
ARM Holdings PLC	7,816	28,016
Aviva PLC	22,239	129,917
Barclays PLC	16,220	88,321
Burberry Group PLC	3,281	35,560
Carnival PLC	5,123	210,303
Compass Group PLC	12,431	99,239
HSBC Holdings PLC	129,945	1,316,849
Inmarsat PLC	18	206
InterContinental Hotels Group PLC	1,995	31,228
International Power PLC	11,111	53,950
Investec PLC	2,214	18,099
Johnson Matthey PLC	1,514	40,191
Legal & General Group PLC	38,945	51,932
Prudential PLC	1,888	15,619
Smith & Nephew PLC	7,313	73,026
Smiths Group PLC	1,989	34,312
Standard Chartered PLC	1,291	35,189
Wolseley PLC †	1,950	47,119

		2,365,243

United States — 0.2%
Brookfield Properties Corp. (b)	4,400	67,799

TOTAL COMMON STOCKS (cost $26,039,331)		26,731,585

See notes to schedule of investments.

Schedule of Investments

AQR INTERNATIONAL MOMENTUM

March 31, 2010 (Unaudited)

	SHARES	VALUE (Note 3)
EXCHANGE TRADED FUND — 0.5%
United States — 0.5%
iShares MSCI EAFE Index Fund (cost $151,707)	2,700	$151,200

MONEY MARKET FUND — 6.1%
Dreyfus Institutional Cash Advance 99 - Institutional Class, 0.11% (a) (cost $1,870,057)	1,870,057	1,870,057

TOTAL INVESTMENTS — 94.4% (Cost $28,061,095)		28,752,842

OTHER ASSETS IN EXCESS OF LIABILITIES – 5.6%		1,712,681

NET ASSETS — 100.0%		$30,465,523

(†)	Non – income producing security.
(a)	Represents annualized seven-day yield as of March 31, 2010.

All securities are Level 2, unless noted otherwise in parentheses.

(1)	Level 1 securities (See Note 4).
(3)	Level 3 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

REIT – Real Estate Investment Trust.

INDUSTRY	VALUE	% OF NET ASSETS
Automobiles & Components	$1,024,226	3.4%
Banks	6,555,219	21.5
Capital Goods	3,393,846	11.1
Commercial & Professional Services	124,432	0.4
Consumer Durables & Apparel	1,090,561	3.6
Consumer Services	357,754	1.2
Diversified Financials	1,358,266	4.5
Energy	805,935	2.6
Food & Staples Retailing	429,706	1.4
Food, Beverage & Tobacco	1,818,931	6.0
Health Care Equipment & Services	459,971	1.5
Household & Personal Products	157,431	0.5
Insurance	1,645,564	5.4
Materials	2,723,709	8.9
Media	392,560	1.3
Pharmaceuticals, Biotechnology & Life Sciences	16,491	0.1
Real Estate	1,607,944	5.3
Retailing	450,543	1.5
Semiconductors & Semiconductor Equipment	219,951	0.7
Software & Services	18,330	0.1
Technology Hardware & Equipment	684,769	2.2
Telecommunication Services	421,492	1.4
Transportation	784,298	2.6
Utilities	189,656	0.6
Money Market Fund	1,870,057	6.1
Exchange Traded Fund	151,200	0.5

Total Investments	28,752,842	94.4
Other Assets in Excess of Liabilities	1,712,681	5.6

Total Net Assets	$30,465,523	100.0%

See notes to schedule of investments.

SCHEDULE OF INVESTMENTS

AQR INTERNATIONAL MOMENTUM

March 31, 2010 (Unaudited)

Equity swap contracts outstanding as of March 31, 2010:

REFERENCE ENTITY	COUNTERPARTY	SHARES LONG	VALUE AT CONTRACT DATE	RESET DATE	NET UNREALIZED APPRECIATION (DEPRECIATION)
3i Group PLC	Deutsche Bank	7,568	$33,075	04/19/2010	$324
AAL	Deutsche Bank	8,356	345,853	04/19/2010	17,876
Antofagasta PLC	Deutsche Bank	5,293	82,731	04/19/2010	848
Barclays PLC	Deutsche Bank	52,099	284,142	04/19/2010	(454)
Carnival PLC	Deutsche Bank	398	15,679	04/19/2010	659
Compass Group Plc	Deutsche Bank	915	6,991	04/19/2010	314
Eurasian Natural Resources Corp.	Deutsche Bank	8,315	148,514	04/19/2010	1,731
Fresnillo PLC	Deutsche Bank	3,595	46,589	04/19/2010	(290)
Investtec PLC	Deutsche Bank	4,485	36,412	04/19/2010	252
Inmarsat PLC	Deutsche Bank	3,831	44,793	04/19/2010	(859)
Kazakhmys PLC	Deutsche Bank	3,344	77,742	04/19/2010	(442)
Old Mutual PLC	Deutsche Bank	45,944	87,289	04/19/2010	(1,935)
Petrofac Limited	Deutsche Bank	2,254	41,593	04/19/2010	(486)
Prudential PLC	Deutsche Bank	19,685	159,217	04/19/2010	3,630
Rio Tinto PLC	Deutsche Bank	12,827	733,244	04/19/2010	25,071
Rolls-Royce Group PLC	Deutsche Bank	9,577	84,437	04/19/2010	2,271
SABMILLER PLC	Deutsche Bank	11,651	333,982	04/19/2010	7,756
Standard Chartered PLC	Deutsche Bank	10,446	282,875	04/19/2010	1,855
Vedanta Resources Plc	Deutsche Bank	1,900	79,895	04/19/2010	102
WPP PLC	Deutsche Bank	8,401	82,228	04/19/2010	4,704
Xstrata PLC	Deutsche Bank	18,715	335,829	04/19/2010	18,376

					$81,303

The Swap contracts listed above reset monthly. The final termination date is July 15, 2010.

Cash held as collateral for swap equity contracts was $1,800,000 at March 31, 2010

Forward foreign currency exchange contracts outstanding as of March 31, 2010:

Long Contracts:

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2010	NET UNREALIZED APPRECIATION (DEPRECIATION)

British Pound, Expiring 06/16/10	The Royal Bank of Scotland	GBP	130,000	$198,108	$197,182	$(926)

British Pound, Expiring 06/16/10	The Royal Bank of Scotland	GBP	2,752,000	4,198,520	4,174,200	(24,320)

British Pound, Expiring 06/16/10	The Royal Bank of Scotland	GBP	1,316,800	1,983,649	1,998,167	14,518

British Pound, Expiring 06/16/10	The Royal Bank of Scotland	GBP	42,000	63,821	63,732	(89)

Singapore Dollar, Expiring 04/05/10	The Royal Bank of Scotland	SGD	174,000	124,329	124,376	47

				6,568,427	6,557,657	(10,770)

See notes to schedule of investments.

SCHEDULE OF INVESTMENTS

AQR INTERNATIONAL MOMENTUM

March 31, 2010 (Unaudited)

Short Contracts:

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2010	NET UNREALIZED APPRECIATION (DEPRECIATION)

Australian Dollar, Expiring 04/06/10	The Royal Bank of Scotland	AUD	(1,955,000)	$(1,832,647)	$(1,829,523)	$3,124

Australian Dollar, Expiring 04/07/10	The Royal Bank of Scotland	AUD	(593,000)	(544,194)	(543,754)	440

British Pound, Expiring 06/16/10	The Royal Bank of Scotland	GBP	(167,000)	(257,472)	(253,304)	4,168

British Pound, Expiring 06/16/10	The Royal Bank of Scotland	GBP	(450,000)	(677,433)	(682,555)	(5,122)

Japanese Yen, Expiring 04/02/10	The Royal Bank of Scotland	JPY	(35,786,000)	(385,463)	(382,779)	2,684

				(3,697,209)	(3,691,915)	5,294

				$2,871,218	$2,865,742	$(5,476)

AUD - Australian Dollar

GBP - British Pound

JPY - Japanese Yen

SGD - Singapore Dollar

See notes to schedule of investments.

AQR FUNDS

Notes to Schedule of Investments

March 31, 2010 (Unaudited)

1. Organization

AQR Funds (the “Trust”), organized as a Delaware statutory trust on September 4, 2008, is a diversified, open-end management investment company, under the Investment Company Act of 1940, as amended (the “1940 Act”). As of March 31, 2010, the Trust consisted of seven active series (collectively, the “Funds” and each individually a “Fund”): AQR Global Equity Fund, AQR International Equity Fund, AQR Diversified Arbitrage Fund, AQR Managed Futures Strategy Fund, AQR Momentum Fund, AQR Small Cap Momentum Fund, and AQR International Momentum Fund. AQR Capital Management, LLC (“the Adviser”) serves as the investment adviser of each Fund.

The investment objective of the AQR Global Equity Fund is long-term capital appreciation. The principal investment strategies of the AQR Global Equity Fund include seeking to outperform the MSCI World Total Return Index with Net Dividends Unhedged in U.S. Dollars (the “Global Equity Benchmark”) while seeking to control its tracking error relative to this benchmark. The Global Equity Benchmark is a free float-adjusted market capitalization index that is designed to measure the performance of equities in developed markets, including the United States and Canada. The AQR Global Equity Fund shares commenced operations on January 4, 2010. The Fund offers Class I shares, Class N shares and Class Y shares.

The investment objective of the AQR International Equity Fund is long-term capital appreciation. The principal investment strategies of the AQR International Equity Fund include seeking to outperform the MSCI EAFE Total Return Index with Net Dividends Unhedged in U.S. Dollars (the “International Equity Benchmark”) while seeking to control its tracking error relative to this benchmark. The International Equity Benchmark is a free float-adjusted market capitalization index that is designed to measure the performance of equities in developed markets, excluding the United States and Canada. Class Y shares commenced operations on August 28, 2009. Class I shares and Class N shares commenced operations on September 30, 2009.

The investment objective of the AQR Diversified Arbitrage Fund is long-term absolute (positive) returns. The principal investment strategies of the AQR Diversified Arbitrage Fund include seeking to outperform the Merrill Lynch 3-Month Treasury Bill Index (the “Absolute Return Benchmark”) using alternative investment strategies such as merger arbitrage, convertible arbitrage, other forms of arbitrage (including, but not limited to, when-issued trading arbitrage, stub-trading arbitrage and dual-class arbitrage) and other types of non-arbitrage alternative investment strategies. The AQR Diversified Arbitrage Fund commenced operations on January 15, 2009. The Fund offers Class N and Class I shares.

The investment objective of the AQR Managed Futures Strategy Fund is long-term absolute (positive) returns. The Fund intends to pursue its investment objective by investing primarily in a portfolio of futures contracts and futures-related instruments. The Fund’s universe of investments includes more than 50 exchange-traded futures, futures related instruments and forward contracts across four major asset classes (commodities, currencies, fixed income and equities). The AQR Managed Futures Strategy Fund commenced operations on January 6, 2010. The Fund offers Class N and Class I shares.

The investment objective of the AQR Momentum Fund is to seek long-term capital appreciation. The Fund invests primarily in equity or equity-related securities (including, but not limited to, exchange-traded funds and equity index futures) of large and mid-sized companies traded on a principal U.S. exchange or over-the-counter market that the Adviser determines to have positive momentum. The Fund’s investment universe consists of large and mid-cap U.S. stocks, which are defined as those in the top 90% of market capitalization or that are larger than the 1000th largest company, whichever is larger, and which meet certain liquidity and other criteria. The Adviser considers a security to have positive momentum primarily if it has a return over the prior twelve months that ranks in the top third of its relevant universe at the time of purchase. The AQR Momentum Fund commenced operations on July 9, 2009. The Fund offers Class L shares.

The investment objective of the AQR Small Cap Momentum Fund is to seek long-term capital appreciation. The Fund invests primarily in equity or equity-related securities (including, but not limited to, exchange-traded funds and equity index futures) of small cap companies traded on a principal U.S. exchange or over-the-counter market that the Adviser determines to have positive momentum. The Fund’s investment universe consists of small capitalization U.S. stocks, which are defined as those in the bottom 10% of market capitalization or that are smaller than the 1000th largest company, whichever is larger. The companies must also be among the top 3000 companies by market capitalization, and meet certain liquidity and other criteria. The AQR Small Cap Momentum Fund commenced operations on July 9, 2009. The Fund offers Class L shares.

The investment objective of the AQR International Momentum Fund is to seek long-term capital appreciation. The Fund invests primarily in equity or equity-related securities (including, but not limited to, exchange-traded funds, equity index futures and depositary receipts) of non-U.S. companies that the Adviser determines to have positive momentum. The Fund’s investment universe consists of stocks in the top 85% of market capitalization in each of the 19 major developed markets outside the U.S., and which meet certain liquidity and other criteria. The AQR International Momentum Fund commenced operations on July 9, 2009. The Fund offers Class L shares.

AQR FUNDS

Notes to Schedule of Investments

March 31, 2010 (Unaudited)

2. Consolidation of Subsidiary – AQR Managed Futures Strategy Fund

The consolidated schedule of investments of the AQR Managed Futures Strategy Fund include the accounts of AQR Managed Futures Cayman Offshore Fund, a wholly-owned and controlled subsidiary, (the “Subsidiary”). Significant inter-company accounts and transactions have been eliminated in consolidation for the Fund.

The Fund may invest up to 25% of its total assets in the Subsidiary which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies.

A summary of the Fund’s investment in the Subsidiary is as follows:

	INCEPTION DATE OF SUBSIDIARY	SUBSIDIARY NET ASSETS AT MARCH 31, 2010	% OF TOTAL NET ASSETS AT MARCH 31, 2010
AQR Managed Futures Cayman Offshore Fund	January 6, 2010	$16,109,056	21.9%

3. Significant Accounting Policies

The following summarizes the significant accounting policies of the Funds:

Use of Estimates: The preparation of the financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reported period. Actual results could differ from those estimates.

Securities Valuation: Each Fund’s portfolio securities are valued as of the close of business of the regular session of trading on the NYSE (normally 4:00 p.m. Eastern time). Equity securities, including securities sold short, are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades. In accordance with procedures adopted by the Board of Trustees, the Funds apply fair value pricing to international securities on a daily basis utilizing the quotations of an independent pricing service, unless the Adviser determines that use of another valuation methodology is appropriate. The pricing service uses statistical analysis and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, in determining fair value as of the time the Fund calculates its net asset value. Securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the last sale price, if available, otherwise at the last quoted bid price (in the case of short sales, at the ask price). Bonds are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. The Funds value debt securities maturing less than 61 days from the date of purchase at amortized cost, which approximates market value.

The value of futures contracts purchased and sold by the Funds is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current settlement prices. Futures and options contracts are valued at the last quoted sales price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. Prices of futures contracts are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation. Investments in open-end investment companies are valued at such investment company’s current day closing net asset value per share. Equity swap contracts are valued at fair value, based on the price of the underlying security. Credit default swaps are valued daily primarily using independent pricing services or market makers.

The Funds may use pricing services to obtain readily available market quotations. Where market quotations are not readily available, or if an available market quotation is determined not to be reliable, a security will be valued based on its fair value as determined in accordance with the valuation procedures approved by the Funds’ Board of Trustees. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net assets.

Equity Swaps: The Funds invest in equity swaps to obtain exposure to the underlying referenced security, obtain leverage or enjoy the returns from ownership without actually owning equity. Equity swaps are two-party contracts that generally obligate one party to pay the positive return and the other party to pay the negative return on a specified reference security, basket of securities, security index or index component during the period of the swap. Equity swap contracts are marked to market daily based on the value of the underlying security and the change, if any, is recorded as an unrealized gain or loss. Equity swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to an equity swap defaults, a Fund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any. Equity swaps are derivatives and their value can be very volatile. To the extent that the Adviser or Sub-Adviser, as applicable, do not accurately analyze and predict future market trends, the values of assets or economic factors, a Fund may suffer a loss, which may be substantial. The swap markets in which many types of swap transactions are traded have grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and as agents. As a result, the markets for certain types of swaps have become relatively liquid. Periodic payments received or paid by the Funds are recorded as realized gains or losses.

AQR FUNDS

Notes to Schedule of Investments

March 31, 2010 (Unaudited)

Convertible Securities: The Funds invest in preferred stocks and fixed-income securities which are convertible into common stock. Convertible securities may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. Traditionally, convertible securities have paid dividends or interest greater than on the related common stocks, but less than fixed income non-convertible securities. By investing in a convertible security, the Funds may participate in any capital appreciation or depreciation of a company’s stock, but to a lesser degree than if it had invested in that company’s common stock. Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, entail less risk than the corporation’s common stock. The Funds may attempt to hedge certain of its investments in convertible debt securities by selling short the issuer’s common stock.

Short Sales: The AQR Diversified Arbitrage Fund sells securities it does not own as a hedge against some of its long positions and/or in anticipation of a decline in the market value of that security (short sale). When the Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. The Fund may have to pay a fee to borrow the particular security and may be obligated to remit any interest or dividends received on such borrowed securities. Dividends declared on short positions open are recorded on the ex-date as an expense. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received. The Fund is also subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price.

Deposits with brokers and segregated cash for securities sold short represent cash balances on deposit with the Fund’s prime brokers and custodian. The Fund is subject to credit risk should the prime brokers be unable to meet its obligations to the Fund.

Futures Contracts: Each Fund may invest in futures contracts (“futures”). Each Fund, excluding AQR Managed Futures Strategy Fund, may invest in futures in order to hedge its investments against fluctuations in value caused by changes in prevailing interest rates or market conditions. The AQR Managed Futures Strategy Fund may invest in futures as a primary investment strategy. Investments in futures may increase or leverage exposure to a particular market risk, thereby increasing price volatility of derivative instruments a Fund holds. No monies are paid or received by a Fund upon the purchase or sale of a futures contract. Initially, a Fund will be required to deposit with the broker an amount of cash or cash equivalents, known as initial margin, based on the value of the contract. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instruments fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as ‘marking-to-the-market.’ Once a final determination of variation margin is made, additional cash is required to be paid by or released to a Fund, and a Fund will realize a loss or gain.

Forward Currency Contracts: The Funds may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statements of Assets and Liabilities. Forward currency contracts outstanding at period end, if any, are listed after the Fund’s schedule of investments.

AQR FUNDS

Notes to Schedule of Investments

March 31, 2010 (Unaudited)

Credit Default Contracts: The Funds may enter into credit default contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by a Fund, as the protection seller, is recorded as a liability on the Fund’s books. An upfront payment made by a Fund, as the protection buyer, is recorded as an asset on the Fund’s books. Periodic payments received or paid by a Fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, a Fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the Fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, a Fund may enter into offsetting credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the statement of assets and liabilities. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the Fund and the counterparty. Where a Fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract. Credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the Funds’ schedule of investments.

Master Agreements: The Funds are a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the Fund’s schedule of investments. Collateral pledged by the Fund is segregated by the fund’s custodian and identified in the Fund’s schedule of investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the fund’s future derivative activity. The Funds net derivative assets and liabilities on the Statements of Assets and Liabilities when a legally enforceable master netting agreement exists between the Funds and a derivative counterparty.

Options: The Funds are authorized to write and purchase put and call options. When a Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received). The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Written and purchased options are non-income producing investments.

At March 31, 2010, the cost of long positions and aggregate gross unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows (presented on a net basis):

FUND	COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION
AQR Global Equity Fund	$330,208,786	$50,539,237	$9,732,977	$40,806,260
AQR International Equity Fund	382,664,378	42,836,282	10,240,485	32,595,797
AQR Diversified Arbitrage Fund	451,837,148	30,965,692	3,857,576	27,108,116
AQR Managed Futures Strategy Fund	65,567,180	—	—	—
AQR Momentum Fund	9,729,105	533,204	47,421	485,783
AQR Small Cap Momentum Fund	3,782,619	440,143	87,596	352,547
AQR International Momentum Fund	28,061,095	1,143,850	452,103	691,747

AQR FUNDS

Notes to Schedule of Investments

March 31, 2010 (Unaudited)

4. Fair Value Measurements

The Funds utilize various inputs in determining the value of each Fund’s investments. GAAP establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring the most observable inputs be used when available. These inputs are summarized in the three broad levels as follows:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, pre-payment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following summarizes inputs used as of March 31, 2010 in valuing the Funds’ assets carried at fair value:

AQR GLOBAL EQUITY FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Common Stocks†	$185,824,940	$156,964,498	$374,447	$343,163,885
Preferred Stock†	—	32,995	—	32,995
Commercial Paper†	—	—	68,830	68,830
Money Market Fund	—	27,748,393	—	27,748,393
Right	943	—	—	943
Foreign currency contracts*	—	749,745	—	749,745

Total Assets	$185,825,883	$185,495,631	$443,277	$371,764,791

† Please refer to the schedule of investments to view securities segregated by country.

LIABILITIES
Futures contracts*	$(470,374)	$—	$—	$(470,374)

Total Liabilities	$(470,374)	$—	$—	$(470,374)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	COMMON STOCKS	COMMERCIAL PAPER
Balance as of January 4, 2010**	$—	$—
Securities contributed in kind	213,990	58,356
Purchased	324,835	—
Change in unrealized appreciation (depreciation)	(164,378)	10,474

Balance as of March 31, 2010	$374,447	$68,830

*	Derivative instruments, including futures contracts and foreign currency contracts, are valued at the net unrealized appreciation (depreciation) on the instrument.
**	Commencement of operations.

AQR INTERNATIONAL EQUITY FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Common Stocks†	$635,076	$376,924,373	$884,093	$378,443,542
Commercial Paper†	—	—	104,191	104,191
Preferred Stock†	—	260,570	—	260,570
Money Market Fund	—	36,448,785	—	36,448,785
Right	3,087	—	—	3,087
Foreign currency contracts*	—	1,501,242	—	1,501,242

Total Assets	$638,163	$415,134,970	$988,284	$416,761,417

†	Please refer to the schedule of investments to view securities segregated by country.

AQR FUNDS

Notes to Schedule of Investments

March 31, 2010 (Unaudited)

	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
LIABILITIES
Futures contracts*	$(1,792,490)	—	—	$(1,792,490)

Total Liabilities	$(1,792,490)	$—	$—	$(1,792,490)

Market value of Level 2 investments at December 31, 2009 was $386,943,986. $492,818 was transferred out of Level 2 at March 31, 2010 as a result of prices becoming available for securities on the active equity markets.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	COMMON STOCKS	COMMERCIAL PAPER
Balance as of December 31, 2009	$676	$88,336
Purchased	863,512	—
Change in unrealized appreciation (depreciation)	19,905	15,855

Balance as of March 31, 2010	$884,093	$104,191

*	Derivative instruments, including futures contracts and foreign currency contracts, are valued at the net unrealized appreciation (depreciation) on the instrument.

AQR DIVERSIFIED ARBITRAGE FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Common Stocks†	$259,576,210	$—	$83,332	$259,659,542
Convertible Preferred Stocks†	16,283,088	2,223,812	—	18,506,900
Convertible Bonds†	961,857	168,181,459	—	169,143,316
Corporate Bonds†	—	22,586,656	—	22,586,656
Closed End Funds	5,940,349	—	—	5,940,349
Warrants	2,748,501	—	—	2,748,501
Money Market Fund	—	360,000	—	360,000
Swap Contracts*	—	26,805	—	26,805

Total Assets	$285,510,005	$193,378,732	$83,332	$478,972,069

†	Please refer to the schedule of investments to view securities segregated by industry type.

	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
LIABILITIES
Common Stocks (Sold Short) †	$(240,016,059)	$—	$—	$(240,016,059)
Convertible Bonds (Sold Short)†	—	(597,438)		(597,438)
Closed End Funds (Sold Short)	(2,375,208)	—	—	(2,375,208)
Open End Funds (Sold Short)	(554,865)	—	—	(554,865)
Foreign currency contracts*	—	(152,987)	—	(152,987)
Futures contracts*	(297,726)	—	—	(297,726)
Put option contracts*	(39,325)	—		(39,325)
Written option contracts*	(22,836)	—	—	(22,836)

Total Liabilities	$(243,306,019)	$(750,425)	$—	$(244,056,444)

†	Please refer to the schedule of investments to view securities segregated by industry type.

AQR FUNDS

Notes to Schedule of Investments

March 31, 2010 (Unaudited)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

COMMON STOCKS
Balance as of December 31, 2009	$7,508
Purchased	72,882
Change in unrealized appreciation (depreciation)	2,942

Balance as of March 31, 2010	$83,332

*	Derivative instruments, including futures contracts, foreign currency contracts, swaps and options contracts, are valued at the unrealized appreciation (depreciation) on the instrument.

AQR MANAGED FUTURES STRATEGY FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Foreign currency contracts*	$—	$380,849	$—	$380,849
Futures contracts*	1,235,116	—	—	1,235,116
Money Market Funds	—	65,567,180	—	65,567,180

Total Assets	$1,235,116	$65,948,089	$—	$67,183,145

*	Derivative instruments, including futures contracts and foreign currency contracts, are valued at the unrealized appreciation (depreciation) on the instrument.
†	Please refer to the schedule of investments to view securities segregated by industry type.

AQR MOMENTUM FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Common Stocks†	$8,914,908	$—	$—	$8,914,908
Money Market Fund	—	1,299,980	—	1,299,980
Futures Contracts*	148	—	—	148

Total Assets	$8,915,056	$1,299,980	$—	$10,215,036

*	Derivative instruments, including futures contracts, are valued at the unrealized appreciation (depreciation) on the instrument.
†	Please refer to the schedule of investments to view securities segregated by industry type.

AQR SMALL CAP MOMENTUM FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Common Stocks†	$4,043,058	$—	$—	$4,043,058
Exchange Traded Fund	20,343	—	—	20,343
Money Market Fund	—	71,765	—	71,765

Total Assets	$4,063,401	$71,765	$—	$4,135,166

†	Please refer to the schedule of investments to view securities segregated by country.

AQR FUNDS

Notes to Schedule of Investments

March 31, 2010 (Unaudited)

AQR INTERNATIONAL MOMENTUM FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Common Stocks†	$2,982,193	$23,730,695	$18,697	$26,731,585
Exchange Traded Fund	151,200	—	—	151,200
Money Market Fund	—	1,870,057	—	1,870,057
Swap Contracts*	—	81,303	—	81,303

Total Assets	$3,133,393	$25,682,055	$18,697	$28,834,145

	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
LIABILITIES
Foreign currency contracts*	$—	$(5,476)	$—	$(5,476)

Total Liabilities	$—	$(5,476)	$—	$(5,476)

†	Please refer to the schedule of investments to view securities segregated by country.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

COMMON STOCKS
Balance as of December 31, 2009	$—
Transferred into Level 3	18,966
Change in unrealized appreciation (depreciation)	(269)

Balance as of March 31, 2010	$18,697

*	Derivative instruments, including swap contracts and foreign currency contracts, are valued at the unrealized appreciation (depreciation) on the instrument.

Item 2.	Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b)	There were no changes in the Registrant’s internal controls that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

A separate certification for each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	AQR Funds

By:	/s/ Marco Hanig
Marco Hanig
Principal Executive Officer

Date:	May 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Marco Hanig
Marco Hanig
Principal Executive Officer

Date:	May 28, 2010

By:	/s/ Nir Messafi
Nir Messafi
Principal Financial Officer

Date:	May 28, 2010